Document and Entity Information (USD $) In Thousands, except Share data	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Document period end date	Dec 31, 2010
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	No
Entity central index key	0001333141
Document type	20-F
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	298,279,001
Entity public float	$ 17,270,371,023
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY

Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net revenue:
Dialysis Care Revenue	$ 9,070,546	$ 8,350,233	$ 7,737,498
Dialysis Products Revenue	2,982,944	2,897,244	2,874,825
Net revenue	12,053,490	11,247,477	10,612,323
Costs of revenue:
Dialysis Care Cost of Revenue	6,345,135	5,945,724	5,547,615
Dialysis Products Cost of Revenue	1,563,634	1,470,241	1,435,860
Cost of revenues	7,908,769	7,415,965	6,983,475
Gross profit	4,144,721	3,831,512	3,628,848
Operating expenses:
Selling, general and administrative	2,124,384	1,982,106	1,876,177
Research and development	96,532	93,810	80,239
Operating income	1,923,805	1,755,596	1,672,432
Other (income) expense:
Interest income	(25,409)	(21,397)	(24,811)
Interest expense	305,473	321,360	361,553
Income before income taxes	1,643,741	1,455,633	1,335,690
Income tax expense	578,345	490,413	475,702
Net Income	1,065,396	965,220	859,988
Less: Net Income attributable to Noncontrolling interests	86,879	74,082	42,381
Net Income attributable to the Company	$ 978,517	$ 891,138	$ 817,607
Basic income per Ordinary share	$ 3.25	$ 2.99	$ 2.75
Fully diluted income per Ordinary share	$ 3.24	$ 2.99	$ 2.74

Consolidated Statements of Comprehensive Income (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Comprehensive Income
Net Income	$ 1,065,396	$ 965,220	$ 859,988
(Loss) gain related to cash flow hedges	(8,109)	30,082	(108,240)
Actuarial gains (losses) on defined benefit pension plans	(35,654)	9,708	(28,551)
(Loss) gain related to foreign currency translation	(110,888)	82,545	(170,748)
Income tax (expense) benefit related to components of other comprehensive income	12,821	(18,971)	55,692
Other comprehensive income (loss), net of tax	(141,830)	103,364	(251,847)
Total comprehensive income	923,566	1,068,584	608,141
Comprehensive income attributable to Noncontrolling interests	89,370	75,886	42,696
Comprehensive income attributable to the Company	$ 834,196	$ 992,698	$ 565,445

Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 522,870	$ 301,225
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,573,258	2,285,909
Accounts receivable from related parties	113,976	272,886
Inventories	809,097	821,654
Prepaid expenses and other current assets	783,231	729,306
Deferred tax asset, current	350,162	316,820
Total current assets	5,152,594	4,727,800
Property, plant and equipment, net	2,527,292	2,419,570
Intangible assets	692,544	859,195
Goodwill	8,140,468	7,511,434
Deferred tax asset, non-current	93,168	64,749
Equity Method Investments	250,373	5,795
Other assets	238,222	232,772
Total assets	17,094,661	15,821,315
Current liabilities:
Accounts payable	420,637	362,407
Accounts payable to related parties	121,887	277,429
Accrued expenses and other current liabilities	1,537,423	1,335,553
Short-term borrowings and other financial liabilities	670,671	316,344
Short-term borrowings from related parties	9,683	10,440
Current portion of long-term debt and capital lease obligations	263,982	157,634
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	625,549	0
Income tax payable, current	117,542	116,978
Deferred tax liability, current	22,349	32,930
Total current liabilities	3,789,723	2,609,715
Total long-term debt less current maturities	4,309,676	4,427,921
Other liabilities	294,015	307,112
Pension liabilities	190,150	147,327
Income tax payable, non-current	200,581	215,921
Deferred tax liability, non-current	506,896	427,530
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries	0	656,096
Total liabilities	9,291,041	8,791,622
Noncontrolling interests subject to put provisions	279,709	231,303
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 12,356,880 shares authorized, 3,919,486 issued and outstanding	4,440	4,343
Common stock, no par value, 1.00 Euro nominal value, 373,436,220 shares authorized, 297,956,247 issued and outstanding	369,002	365,672
Additional paid-in capital	3,339,781	3,243,466
Retained earnings	3,858,080	3,111,530
Accumulated other comprehensive (loss)	(194,045)	(49,724)
Total Company shareholders' equity	7,377,258	6,675,287
Noncontrolling interests not subject to put provisions	146,653	123,103
Total equity	7,523,911	6,798,390
Total liabilities and equity	$ 17,094,661	$ 15,821,315

Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 USD ( $)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 277,139		$ 266,449
Preferred stock no par value (in Euros)		€ 1
Preferred stock authorized	12,356,880	12,356,880
Preferred stock issued	3,957,168	3,957,168
Preferred stock outstanding	3,957,168	3,957,168
Common stock no par value (in Euros)		€ 1
Common stock authorized	373,436,220	373,436,220
Common stock issued	298,279,001	298,279,001
Common stock outstanding	298,279,001	298,279,001

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Activities:
Net Income	$ 1,065,396	$ 965,220	$ 859,988
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	503,224	457,085	415,671
Change in deferred taxes, net	14,687	22,002	133,047
(Gain) loss on sale of investments	(5,888)	(1,250)	(24,049)
(Gain) loss on sale of fixed assets	(628)	1,308	2,985
Stock Option Compensation Expense	27,981	33,746	31,879
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(300,274)	(41,994)	(241,967)
Inventories, net	18,326	(88,933)	(94,112)
Prepaid expenses, other current and non-current assets	(60,305)	(147,105)	(84,089)
Accounts receivable, related parties	125,962	(144,224)	(32,747)
Accounts payable, related parties	(135,001)	138,506	64,999
Accounts payable, accrued expenses and other current and non-current liabilities	124,279	71,092	(17,040)
Income tax payable	(9,634)	73,164	1,833
Net cash provided by (used in) operating activities	1,368,125	1,338,617	1,016,398
Investing Activities:
Purchases of property, plant and equipment	(523,629)	(573,606)	(687,356)
Proceeds from sale of property, plant and equipment	16,108	11,730	13,846
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(764,338)	(188,113)	(276,473)
Proceeds from divestitures	146,835	51,965	58,582
Net cash (used in) provided by investing activities	(1,125,024)	(698,024)	(891,401)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	281,022	107,192	176,104
Repayments of short-term borrowings and other financial liabilities	(258,561)	(169,175)	(183,210)
Proceeds from short-term borrowings from related parties	0	18,830	168,641
Repayments of short-term borrowings from related parties	0	(118,422)	(169,573)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $31,458 in 2010 and $16,703 in 2009)	947,346	709,540	458,951
Repayments of long-term debt and capital lease obligations	(1,072,941)	(566,241)	(135,492)
Redemption of trust preferred securities	0	0	(678,379)
Increase (decrease) of accounts receivable securitization program	296,000	(325,000)	454,000
Proceeds from exercise of stock options	109,518	72,394	43,887
Payment of dividends	231,967	231,940	252,395
Distributions to Noncontrolling interests	(111,550)	(68,004)	(38,592)
Contributions from Noncontrolling interests	26,416	12,699	0
Net cash (used in) provided by financing activities	(14,717)	(558,127)	(156,058)
Effect of exchange rate changes on cash and cash equivalents	(6,739)	(2,825)	7,955
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	221,645	79,641	(23,106)
Cash and cash equivalents at beginning of period	301,225	221,584	244,690
Cash and cash equivalents at end of period	$ 522,870	$ 301,225	$ 221,584

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total FMC-AG and Co. KGaA [Member]	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Noncontrolling interests not subject to put provisions [Member]	Total
Shareholders equity at Dec. 31, 2007	$ 5,493,646	$ 4,191	$ 361,384	$ 3,140,073	$ 1,887,120	$ 100,878	$ 73,258	$ 5,566,904
Shares issued at Dec. 31, 2007		3,778,087	292,786,583
Proceeds from exercise of options and related tax effects	42,136	49	1,692	40,395				42,136
Shares from exercise of options and related tax effects		32,453	1,145,453
Compensation expense related to stock options	31,879			31,879				31,879
Dividends paid	(252,395)				(252,395)		(24,098)	(276,493)
Purchase (sale) of Noncontrolling interests							21,852	21,852
Cash contributions from Noncontrolling interests							4,105	4,105
Changes in fair value of Noncontrolling interests	(24,258)			(24,258)				(24,258)
Comprehensive income (loss)
Net Income	817,607				817,607		28,735	846,342
Other comprehensive income (loss) - net	(252,162)					(252,162)	315	(251,847)
Total comprehensive income	565,445						29,050	594,495
Shareholders equity at Dec. 31, 2008	5,856,453	4,240	363,076	3,188,089	2,452,332	(151,284)	104,167	5,960,620
Shares issued at Dec. 31, 2008		3,810,540	293,932,036
Proceeds from exercise of options and related tax effects	67,284	103	2,596	64,585				67,284
Shares from exercise of options and related tax effects		73,788	1,814,599
Compensation expense related to stock options	33,746			33,746				33,746
Dividends paid	(231,940)				(231,940)		(44,569)	(276,509)
Purchase (sale) of Noncontrolling interests	(3,138)			(3,138)			12,929	9,791
Cash contributions from Noncontrolling interests							3,285	3,285
Changes in fair value of Noncontrolling interests	(39,816)			(39,816)				(39,816)
Comprehensive income (loss)
Net Income	891,138				891,138		45,487	936,625
Other comprehensive income (loss) - net	101,560					101,560	1,804	103,364
Total comprehensive income	992,698						47,291	1,039,989
Shareholders equity at Dec. 31, 2009	6,675,287	4,343	365,672	3,243,466	3,111,530	(49,724)	123,103	6,798,390
Shares issued at Dec. 31, 2009		3,884,328	295,746,635
Proceeds from exercise of options and related tax effects	102,246	97	3,330	98,819				102,246
Shares from exercise of options and related tax effects		72,840	2,532,366
Compensation expense related to stock options	27,981			27,981				27,981
Dividends paid	(231,967)				(231,967)		(58,617)	(290,584)
Purchase (sale) of Noncontrolling interests	(6,263)			(6,263)			17,295	11,032
Cash contributions from Noncontrolling interests							4,392	4,392
Changes in fair value of Noncontrolling interests	(24,222)			(24,222)				(24,222)
Comprehensive income (loss)
Net Income	978,517				978,517		58,040	1,036,557
Other comprehensive income (loss) - net	(144,321)					(144,321)	2,440	(141,881)
Total comprehensive income	834,196						60,480	894,676
Shareholders equity at Dec. 31, 2010	$ 7,377,258	$ 4,440	$ 369,002	$ 3,339,781	$ 3,858,080	$ (194,045)	$ 146,653	$ 7,523,911
Shares issued at Dec. 31, 2010		3,957,168	298,279,001

The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1.       The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company,” “we,” “us” or “our” and together with its subsidiaries on a consolidated basis, as the context requires), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis services and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. In the United States, the Company also performs clinical laboratory testing and provides inpatient dialysis services and other services under contract to hospitals.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Income tax expense in the amount of  $13,440 for the year ended December 31, 2008 in the prior year's comparative consolidated financial statements has been reclassified to income attributable to noncontrolling interests to conform with the current year's presentation.

The Company has reclassified and revalued noncontrolling interests subject to put provisions in the Consolidated Balance Sheets. As a result, at December 31, 2009, 2008, and 2007, the Company reclassified  $85,658,  $56,337, and  $32,556 respectively, from “Noncontrolling interests” and  $145,645,  $105,829, and  $81,571 respectively, from “Additional paid in capital” to “Noncontrolling interests subject to put provisions.” The Company has also renamed the remaining balance of “Noncontrolling interests” as “Noncontrolling interests not subject to put provisions.” The Consolidated Statement of Shareholders' Equity has been adjusted accordingly. There is no impact on the Consolidated Statements of Income.

Certain other items in the prior year's comparative consolidated financial statements have been reclassified to conform to the current year's presentation.

United States Healthcare Reform

The Patient Protection and Affordable Care Act was enacted in the United States on March 23, 2010 and subsequently amended by the Health Care and Educational Affordability Reconciliation Act (as amended, “ACA”). ACA will implement broad healthcare system reforms, including (i) provisions to facilitate access to affordable health insurance for all Americans, (ii) expansion of the Medicaid program, (iii) an industry fee on pharmaceutical companies starting in 2011 based on sales of brand name pharmaceuticals to government healthcare programs, (iv) a 2.3% excise tax on manufacturers' medical device sales starting in 2013, (v) increases in Medicaid prescription drug rebates effective January 1, 2010, (vi) commercial insurance market reforms that protect consumers, such as bans on lifetime and annual limits, coverage of pre-existing conditions, limits on administrative costs, and limits on waiting periods, (vii) provisions encouraging integrated care, efficiency and coordination among providers and (viii) provisions for reduction of healthcare program waste and fraud. ACA's medical device excise tax, Medicaid drug rebate increases and annual pharmaceutical industry fees will adversely impact the Company's product business earnings and cash flows. The Company expects modest favorable impact from ACA's integrated care and commercial insurance consumer protection provisions.

Summary of Significant Accounting Policies

a) Principles of Consolidation

The consolidated financial statements include all companies in which the Company has legal or effective control. In addition, the Company consolidates variable interest entities (“VIEs”) for which it is deemed the primary beneficiary. In accordance with current accounting principles, the Company also consolidates certain clinics that it manages and financially controls. The equity method of accounting is used for investments in associated companies (20% to 50% owned). Noncontrolling interests represent the proportionate equity interests of owners in the Company's consolidated entities that are not wholly owned. All significant intercompany transactions and balances have been eliminated.

The Company entered into various arrangements with certain dialysis clinics and a dialysis product distributor to provide management services, financing and product supply. The dialysis clinics and the dialysis product distributor have either negative equity or are unable to provide their own funding and operations. Therefore, the Company has agreed to fund their operations through loans. The compensation for the funding can carry interest, exclusive product supply agreements or the Company is entitled to a pro rata share of profits, if any, and has a right of first refusal in the event the owners sell the business or assets. These clinics and the dialysis product distributor are VIEs in which the Company has been determined to be the primary beneficiary and which therefore have been fully consolidated. They generated approximately  $132,697,  $112,573 and  $111,854 in revenue in 2010, 2009, and 2008, respectively. The Company provided funding to these VIEs through loans and accounts receivable of  $110,600 and  $42,300 in 2010 and 2009, respectively. The table below shows the carrying amounts of the assets and liabilities of these VIEs at December 31, 2010 and 2009:

	2010	2009
Trade accounts receivable, net	$60,070	$50,730
Other current assets	26,981	20,029
Property, plant and equipment, intangible assets & other non-current assets	29,597	13,841
Goodwill	56,883	21,606
Accounts payable, accrued expenses and other liabilities	(105,662)	(42,931)
Non-current loans to related parties	(12,998)	(17,016)
Equity	(54,870)	(46,258)

  Cash and Cash Equivalents

Cash and cash equivalents comprise cash funds and all short-term, liquid investments with original maturities of up to three months.

  Allowance for Doubtful Accounts

Estimates for the allowances for accounts receivable from the dialysis care business are based mainly on past collection history. Specifically, the allowances for the North America services division are based on an analysis of collection experience, recognizing the differences between payors and aging of accounts receivable. From time to time, accounts receivable are reviewed for changes from the historic collection experience to ensure the appropriateness of the allowances. The allowances in the International Segment and the products business are based on estimates and consider various factors, including aging, debtor and past collection history.

  Inventories

Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or market value (see Note 4). Costs included in inventories are based on invoiced costs and/or production costs as applicable. Included in production costs are material, direct labor and production overhead, including depreciation charges.

  Property, Plant and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation (see Note 5). Significant improvements are capitalized; repairs and maintenance costs that do not extend the useful lives of the assets are charged to expense as incurred. Property and equipment under capital leases are stated at the present value of future minimum lease payments at the inception of the lease, less accumulated depreciation. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 5 to 50 years for buildings and improvements with a weighted average life of 12 years and 3 to 15 years for machinery and equipment with a weighted average life of 10 years. Equipment held under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment. The Company capitalizes interest on borrowed funds during construction periods. Interest capitalized during 2010, 2009, and 2008 was  $5,918,  $10,395 and  $8,723, respectively.

  Intangible Assets and Goodwill

Intangible assets such as non-compete agreements, technology, distribution rights, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, trade names, management contracts, application software, acute care agreements, lease agreements, and licenses acquired in an acquisition method business combination are recognized and reported apart from goodwill (see Note 6).

Goodwill and identifiable intangibles with indefinite useful lives are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified trade names and certain qualified management contracts as intangible assets with indefinite useful lives because, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company. Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values. The Company amortizes non-compete agreements over their average useful life of 8 years. Technology is amortized over its useful life of 15 years. Licenses to manufacture, distribute and sell pharmaceutical drugs are amortized over their average useful life of 13 years. All other intangible assets are amortized over their weighted average useful lives of 6 years. The average useful life of all amortizable intangible assets is 11 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment.

To perform the annual impairment test of goodwill, the Company identified its reporting units and determined their carrying value by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. A reporting unit is usually defined one level below the segment level based on regions or legal entities. Two reporting units were identified in the segment North America (Renal Therapy Group and Fresenius Medical Services). The segment International is divided into two reporting units (Europe and Latin America), while only one reporting unit exists in the segment Asia Pacific.

In a first step, the Company compares the fair value of a reporting unit to its carrying amount. Fair value is determined using estimated future cash flows for the unit discounted by an after-tax weighted average cost of capital (“WACC”) specific to that reporting unit. Estimating the discounted future cash flows involves significant assumptions, especially regarding future reimbursement rates and sales prices, number of treatments, sales volumes and costs. In determining discounted cash flows, the Company utilizes for every reporting unit, its three-year budget, projections for years 4 to 10 and a corresponding growth rate for all remaining years. Projections for up to ten years are possible due to the stability of the Company's business which, due to the non-discretionary nature of the healthcare services we provide, the need for products utilized to provide such services and the availability of government reimbursement for a substantial portion of our services, has been largely independent of the economic cycle. The reporting units' respective expected growth rates for the period beyond ten years are: Renal Therapy Group 1%, Fresenius Medical Services 1%, Europe 0%, Latin America 4%, and Asia Pacific 4%. The discount factor is determined by the WACC of the respective reporting unit. The Company's WACC consists of a basic rate of 6.38% for 2010. The basic rate is then adjusted by a country-specific risk rate within each reporting unit. In 2010, WACCs for the reporting units ranged from 6.38% to 13.56%.

In the case that the fair value of the reporting unit is less than its book value, a second step is performed which compares the fair value of the reporting unit's goodwill to the carrying value of its goodwill. If the fair value of the goodwill is less than the book value, the difference is recorded as an impairment.

To evaluate the recoverability of intangible assets with indefinite useful lives, the Company compares the fair values of intangible assets with their carrying values. An intangible asset's fair value is determined using a discounted cash flow approach or other methods, if appropriate.

  Derivative Financial Instruments

Derivative financial instruments which primarily include foreign currency forward contracts and interest rate swaps are recognized as assets or liabilities at fair value in the balance sheet (see Note 19). Changes in the fair value of derivative financial instruments classified as fair value hedges and in the corresponding underlyings are recognized periodically in earnings. The effective portion of changes in fair value of cash flow hedges is recognized in accumulated other comprehensive income (loss) in shareholders' equity. The ineffective portion of cash flow hedges is recognized in current net earnings. The change in fair value of derivatives that do not qualify for hedge accounting are recorded in the income statement and usually offset the changes in value recorded in the income statement for the underlying asset or liability.

  Foreign Currency Translation

For purposes of these consolidated financial statements, the U.S. dollar is the reporting currency. Substantially all assets and liabilities of the parent company and all non-U.S. subsidiaries are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in accumulated other comprehensive income (loss). In addition, the translation adjustments of certain intercompany borrowings, which are considered foreign equity investments, are reported in accumulated other comprehensive income (loss).

  Revenue Recognition Policy

Dialysis care revenues are recognized on the date services and related products are provided and the payor is obligated to pay at amounts estimated to be received under reimbursement arrangements with third party payors. Medicare and Medicaid in North America and programs involving other government payors in the International Segment are billed at pre-determined rates per treatment that are established by statute or regulation. Most non-governmental payors are billed at our standard rates for services net of contractual allowances to reflect the estimated amounts to be received under reimbursement arrangements with these payors.

Dialysis product revenues are recognized when title to the product passes to the customers either at the time of shipment, upon receipt by the customer or upon any other terms that clearly define passage of title. As product returns are not typical, no return allowances are established. In the event a return is required, the appropriate reductions to sales, accounts receivables and cost of sales are made. Sales are stated net of discounts and rebates.

A minor portion of International Segment product revenues is generated from arrangements which give the customer, typically a health care provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. In this type of contract, FMC-AG & Co. KGaA does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables. In certain other contracts of this type, the contract is structured as a sales type lease whereby ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for sales type leases.

Any tax assessed by a governmental authority that is incurred as a result of a revenue transaction (e.g. sales tax) is excluded from revenues and the related revenue is reported on a net basis.

  Research and Development expenses

Research and development expenses are expensed as incurred.

  Income Taxes

The Company recognizes deferred tax assets and liabilities for future consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis as well as on consolidation procedures affecting net income and tax loss carryforwards which are more likely than not to be utilized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The recognition of deferred tax assets from net operating losses and their utilization is based on the budget planning of the Company and implemented tax strategies. A valuation allowance is recorded to reduce the carrying amount of the deferred tax assets unless it is more likely than not that such assets will be realized (see Note 16).

It is the Company's policy to recognize interest and penalties related to its tax positions as income tax expense.

  Impairment

The Company reviews the carrying value of its long-lived assets or asset groups with definite useful lives to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying value of an asset to the future net cash flows directly associated with the asset. If assets are considered to be impaired, the impairment recognized is the amount by which the carrying value exceeds the fair value of the asset. The Company uses a discounted cash flow approach or other methods, if appropriate, to assess fair value.

Long-lived assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Long-lived assets to be disposed of other than by sale are considered to be held and used until disposal.

For the Company's policy related to goodwill impairment, see 1f) above.

  Debt Issuance Costs

Costs related to the issuance of debt are amortized over the term of the related obligation (see Note 9).

  Self-Insurance Programs

Under the insurance programs for professional, product and general liability, auto liability and worker's compensation claims, the Company's largest subsidiary is partially self-insured for professional liability claims. For all other coverages, the Company assumes responsibility for incurred claims up to predetermined amounts above which third party insurance applies. Reported liabilities for the year represent estimated future payments of the anticipated expense for claims incurred (both reported and incurred but not reported) based on historical experience and existing claim activity. This experience includes both the rate of claims incidence (number) and claim severity (cost) and is combined with individual claim expectations to estimate the reported amounts.

  Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Concentration of Risk

The Company is engaged in the manufacture and sale of products for all forms of kidney dialysis, principally to health care providers throughout the world, and in providing kidney dialysis treatment, clinical laboratory testing, and other medical ancillary services. The Company performs ongoing evaluations of its customers' financial condition and, generally, requires no collateral.

Approximately 32%, 33% and 35% of the Company's worldwide revenues were earned and subject to regulations under Medicare and Medicaid, governmental health care programs administered by the United States government in 2010, 2009, and 2008, respectively.

See Note 4 for concentration of supplier risks.

  Legal Contingencies

From time to time, during the ordinary course of the Company's operations, the Company is party to litigation and arbitration and is subject to investigations relating to various aspects of its business (see Note 18). The Company regularly analyzes current information about such claims for probable losses and provides accruals for such matters, including the estimated legal expenses and consulting services in connection with these matters, as appropriate. The Company utilizes its internal legal department as well as external resources for these assessments. In making the decision regarding the need for loss accrual, the Company considers the degree of probability of an unfavorable outcome and its ability to make a reasonable estimate of the amount of loss.

The filing of a suit or formal assertion of a claim or assessment, or the disclosure of any such suit or assertion, does not necessarily indicate that accrual of a loss is appropriate.

  Earnings per Ordinary share and Preference share

Basic earnings per ordinary share and basic earnings per preference share for all years presented have been calculated using the two-class method based upon the weighted average number of ordinary and preference shares outstanding. Basic earnings per share is computed by dividing net income less preference amounts by the weighted average number of ordinary shares and preference shares outstanding during the year. Basic earnings per preference share is derived by adding the preference per preference share to the basic earnings per share. Diluted earnings per share include the effect of all potentially dilutive instruments on ordinary shares and preference shares that would have been outstanding during the year.

The awards granted under the Company's stock incentive plans (see Note 15), are potentially dilutive equity instruments.

  Employee Benefit Plans

The Company recognizes the underfunded status of its defined benefit plans, measured as the difference between plan assets at fair value and the benefit obligation, as a liability. Changes in the funded status of a plan, net of tax, resulting from actuarial gains or losses and prior service costs or credits that are not recognized as components of the net periodic benefit cost will be recognized through accumulated other comprehensive income in the year in which they occur. Actuarial gains or losses and prior service costs are subsequently recognized as components of net periodic benefit cost when realized. The Company uses December 31 as the measurement date when measuring the funded status of all plans.

  Recent Pronouncements

Recently Implemented Accounting Statements

In July 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2010-20 (“ASU 2010-20”), Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. ASU 2010-20 is an update of Accounting Standards Codification Topic 310, Receivables. This update requires enhanced disclosures on a disaggregated basis about:

  The nature of the credit risk inherent in the portfolio of financing receivables,
  How that risk is analyzed and assessed in arriving at the allowance for credit losses and
  The changes and reasons for those changes in the allowance for credit losses.

The disclosures required under ASU 2010-20 as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. Disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. The Company adopted the provisions of ASU 2010-20 as of December 31, 2010.

In June 2009, the FASB issued Accounting Standards Update 2009-17 (“ASU 2009-17”) (originally issued as FASB Statement No.167), ASC 810, Consolidations- Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities. ASU 2009-17 requires reporting entities to evaluate former Qualifying Special Purpose Entities (“QSPE”) for consolidation and changes the approach to determining a VIE's primary beneficiary from a quantitative assessment to a qualitative assessment designed to identify a controlling financial interest. In addition, ASU 2009-17 increases the frequency of required reassessments to determine whether a company is the primary beneficiary of a VIE. It also clarifies, but does not significantly change, the characteristics that identify a VIE. ASU 2009-17 also requires additional year-end and interim disclosures about risks related to continuing involvement in transferred financial assets.

The amendments contained in ASU 2009-17 are effective as of the beginning of a company's first fiscal year that begins after November 15, 2009 and for subsequent interim and annual reporting periods. All former QSPEs and other variable interest entities needed to be reevaluated under the amended consolidation requirements as of the beginning of the first annual reporting period that began after November 15, 2009. Early adoption was prohibited. The Company implemented the amendments prescribed by ASU 2009-17 as of January 1, 2010.

In June 2009, the FASB issued Accounting Standards Update 2009-16 (“ASU 2009-16”) (originally issued as FASB Statement No.166), ASC 860, Transfers and Servicing - Accounting for Transfers of Financial Assets. ASU 2009-16 eliminates the QSPE concept, creates more stringent conditions for reporting a transfer of a portion of a financial asset as a sale, clarifies the derecognition criteria, revises how retained interests are initially measured, and removes the guaranteed mortgage securitization recharacterization provisions. ASU 2009-16 also requires additional year-end and interim disclosures about risks related to variable interest entities.

ASU 2009-16 is effective as of the beginning of a company's first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. ASU 2009-16's disclosure requirements must be applied to transfers that occurred before and after its effective date. Early adoption is prohibited. The Company adopted provisions of ASU 2009-16 as of January 1, 2010.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Subsequent Events [Text Block]

2.       Subsequent Events

On February 3, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”), a wholly-owned subsidiary of the Company, issued  $650,000 aggregate principal amount of senior unsecured notes with a coupon of 5.75% (the “5.75% Senior Notes”) at an issue price of 99.060% and FMC Finance VII S.A. (“Finance VII”), a wholly-owned subsidiary of the Company, issued €300,000 aggregate principal amount ( $412,350 at date of issuance) of senior unsecured notes with a coupon 5.25% (the “5.25% Senior Notes”) at par. The 5.75% Senior Notes have a yield to maturity of 5.875% and are due February 15, 2021. The 5.25% Senior Notes are due February 15, 2021. US Finance and Finance VII may redeem the 5.75% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.75% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes. The Company used or will use the net proceeds of approximately  $1,035,000 to repay indebtedness outstanding under its A/R Facility and the revolving credit facility of the Amended 2006 Senior Credit Agreement, for acquisitions, including payments under our recent acquisition of International Dialysis Centers announced on January 4, 2011 (see below), and for general corporate purposes to support our renal dialysis products and services business. The 5.75% Senior Notes and the 5.25% Senior Notes are guaranteed on a senior basis jointly and severally by the Company, Fresenius Medical Care Holdings, Inc. and Fresenius Medical Care Deutschland GmbH.

On January 4, 2011, the Company announced the signing of a purchase agreement to acquire International Dialysis Centers (“IDC”), Euromedic International's (“Euromedic”) dialysis service business for €485,000 (approximately  $650,000 as of January 4, 2011). IDC currently treats over 8,200 hemodialysis patients predominantly in Central and Eastern Europe and operates a total of 70 clinics in nine countries. Closing is subject to necessary regulatory approvals by the relevant anti-trust authorities and is expected to occur in the first half of 2011.

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

3. Related Party Transactions

a)       Service and Lease Agreements

The Company's parent, Fresenius SE & Co. KGaA, is a German partnership limited by shares resulting from the change of legal form effective January 28, 2011, from Fresenius SE, a European Company (Societas Europaea), and which, prior to July 13, 2007, was called Fresenius AG, a German stock corporation. In these Consolidated Financial Statements, Fresenius SE refers to that company as a partnership limited by shares, effective on and after January 28, 2011, as well as both before and after the conversion of Fresenius AG from a stock corporation into a European Company. Fresenius SE owns 100% of the share capital of Fresenius Medical Care Management AG (“Management AG”), the Company's general partner and is the Company's largest shareholder owning approximately 35.7% of the Company's voting shares as of December 31, 2010.

The Company is party to service agreements with Fresenius SE & Co. KGaA and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, IT services, tax services and treasury management services. During 2010, 2009 and 2008, amounts charged by Fresenius SE to the Company under the terms of these agreements were  $59,501,  $68,234 and  $59,038, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged  $6,115,  $13,540 and  $9,798 for services rendered to the Fresenius SE Companies during year of 2010, 2009 and 2008, respectively.

Under operating lease agreements for real estate entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies  $23,807,  $23,109 and  $23,485 during 2010, 2009 and 2008, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner for 2010, 2009 and 2008 was  $16,123,  $7,783 and  $9,230, respectively, for its management services during the years and included  $80,  $84 and  $88 as compensation for their exposure to risk as General Partner for 2010, 2009, and 2008, respectively. The Company's Articles of Association set the annual compensation for assuming unlimited liability at 4% of the amount of the General Partner's invested capital (€1,500).

b)       Products

For 2010, 2009 and 2008, the Company sold products to the Fresenius SE Companies for  $15,413,  $13,601 and  $36,704, respectively. During 2010, 2009 and 2008, the Company made purchases from the Fresenius SE Companies in the amount of  $43,474,  $43,320 and  $45,084, respectively.

In addition to the purchases noted above, the Company currently purchases heparin supplied by APP Pharmaceuticals Inc. (“APP Inc.”), through an independent group purchasing organization (“GPO”). In September 2008, Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE, acquired 100% of APP Inc. The Company has no direct supply agreement with APP Inc. and does not submit purchase orders directly to APP Inc. During 2010, 2009 and 2008, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately  $30,703,  $31,300 and  $19,564, respectively, of heparin from APP Inc. through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

Throughout 2010, the Company, under its cash pooling agreement, made cash advances to Fresenius SE. The balance outstanding at December 31, 2010 of €24,600 ( $32,871 as of December 31, 2010) was fully repaid on January 3, 2011 at an interest rate of 1.942%.

On August 19, 2009, the Company borrowed €1,500 ( $2,004 as of December 31, 2010) from the General Partner at 1.335%. The loan repayment, originally due on August 19, 2010, was extended until August 19, 2011.

During the second quarter of 2009, the Company reclassified an account payable to Fresenius SE in the amount of €77,745 ( $109,885 at June 30, 2009) from accounts payable to related parties to short-term borrowings from related parties. The amount represents taxes payable by the Company arising from the period 1997-2001 during which German trade taxes were paid by Fresenius SE on behalf of the Company. Of this amount, €5,747 ( $7,679 at December 31, 2010) was outstanding at December 31, 2010 at an interest rate of 6% and will be repaid in 2011.

The Company is party to an Amended and Restated Subordinated Loan Note with Fresenius SE under which the Company or its subsidiaries may request and receive one or more advances up to an aggregate amount of  $400,000 during the period ending March 31, 2013. See Note 8. During 2010, we received advances between €10,000 and €86,547 which carried interest at rates between 0.968% and 1.879% per annum. On December 31, 2010, the Company had no advances outstanding due to Fresenius SE.

d)       Other

During the third quarter of 2009, the Company acquired production lines from the Fresenius SE Companies for a purchase price of  $3,416, net or value added tax (VAT).

The Chairman of the Company's Supervisory Board is also the Chairman of the Supervisory Board of Fresenius SE. He is also a member of the Supervisory Board of the Company's General Partner.

The Vice Chairman of the Company's Supervisory Board is a member of the Supervisory Board of the general partner of Fresenius SE and Vice Chairman of the Supervisory Board of the Company's General Partner. He is also a partner in a law firm which provided services to the Company and certain of its subsidiaries. The Company and certain of its subsidiaries paid the law firm approximately  $1,601,  $1,445 and  $1,098 in 2010, 2009, and 2008, respectively. Five of the six members of the Company's Supervisory Board, including the Chairman and Vice Chairman, are also members of the Supervisory Board of the Company's General Partner.

Inventories	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Inventories

4. Inventories

As of December 31, 2010 and 2009, inventories consisted of the following:

	2010	2009
Raw materials and purchased components	$158,163	$154,599
Work in process	56,345	63,683
Finished goods	475,641	481,047
Health care supplies	118,948	122,325
Inventories	$809,097	$821,654

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately  $2,164,532 of materials, of which  $374,083 is committed at December 31, 2010 for 2011. The terms of these agreements run 1 to 8 years. At December 31, 2009, the Company was obligated to purchase approximately  $2,414,214 of materials, of which  $407,889 was committed at that date for 2010. At December 31, 2008, the Company was obligated to purchase approximately  $2,556,603 of materials, of which  $385,283 was committed as of that date for 2009. The Company has a contingent liability of up to  $60,400, subject to renegotiation of certain supply contracts.

Inventories as of December 31, 2010 and 2009 include  $32,987 and  $34,788, respectively, of Erythropoietin ("EPO"), which is supplied by a single source supplier in the United States. In October 2006, the Company entered into a five-year exclusive sourcing and supply agreement with its EPO supplier. Revenues from administration of EPO accounted for approximately 19%, 21% and 20% of total dialysis care revenue in the North America segment for 2010, 2009 and 2008, respectively. Delays, stoppages, or interruptions in the supply of EPO could adversely affect the operating results of the Company.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Property, Plant and Equipment

5.       Property, Plant and Equipment

As of December 31, 2010 and 2009, property, plant and equipment consisted of the following:

	2010	2009
Land and improvements	$50,505	$44,837
Buildings and improvements	1,856,968	1,727,681
Machinery and equipment	2,893,643	2,630,925
Machinery, equipment and rental equipment under capitalized leases	28,406	29,557
Construction in progress	238,812	259,711
	5,068,334	4,692,711
Accumulated depreciation	(2,541,042)	(2,273,141)
Property, plant and equipment, net	$2,527,292	$2,419,570

Depreciation expense for property, plant and equipment amounted to  $432,930,  $396,860 and  $368,300 for the years ended December 31, 2010, 2009, and 2008, respectively.

Included in property, plant and equipment as of December 31, 2010 and 2009 were  $416,392 and  $364,118, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

Accumulated depreciation related to machinery, equipment and rental equipment under capital leases was  $14,966 and  $14,010 at December 31, 2010 and 2009, respectively.

Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Intangible Assets and Goodwill

6.       Intangible Assets and Goodwill

As of December 31, 2010 and 2009, the carrying value and accumulated amortization of intangible assets other than goodwill consisted of the following:

	2010		2009
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete Agreements	$243,575	$(167,801)	$224,579	$(157,717)
Technology	110,850	(25,346)	100,016	(18,109)
License and distribution agreements	233,460	(70,189)	184,219	(59,677)
Self-developed Software	46,955	(21,861)	31,230	(9,405)
Other	286,021	(214,382)	277,468	(210,484)
Construction in progress	55,781	-	67,113	-
	$976,642	$(499,579)	$884,625	$(455,392)

As of December 31, 2010 and 2009 the carrying value of non-amortizable intangible assets other than goodwill consisted of the following:

	2010	2009
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$210,424	$210,348
Management contracts	5,057	219,614
	$215,481	$429,962

Total Intangible Assets	$692,544	$859,195

The tables below show the amortization expense related to the amortizable intangible assets for the years presented and the estimated amortization expense of these assets for the following five years.

Amortization Expense
2008	$47,384
2009	$60,225
2010	$70,294

Estimated Amortization Expense
2011	$67,585
2012	$61,644
2013	$58,389
2014	$57,353
2015	$53,260

Goodwill

A change in New York state regulations allowed for the direct ownership of facilities in that state, which had previously been prohibited by state law. Due to this prohibition, the Company had historically used a combination of administrative service contracts, stock option agreements, and asset acquisitions to qualify for consolidation of such facilities under guidance originally issued as Emerging Issues Task Force 97-2, Application of FASB Statement No. 94 and APB Opinion No. 16 to Physicians Practice Management Entities and Certain Other Entities with Contractual Management Arrangements which is now included within FASB Accounting Standards Codification Topic 810-10, Consolidation: Overall. In such qualifying transactions, a portion of the purchase price was allocated to identifiable intangible assets with the remainder classified as an "Administrative Services Agreement" intangible asset that was accounted for in the same manner as goodwill and was shown on our Balance Sheet at December 31, 2009, under the category Management Contracts within Intangible Assets. With the regulatory approval gained on April 1, 2010, the Company obtained the full ownership of these facilities and reclassified the  $214,706 of Administrative Services Agreement intangible asset to goodwill within our North America segment, effective April 1, 2010, to be consistent with other clinic acquisitions where the Company obtained control via legal ownership.

Other than the above, changes in the carrying amount of goodwill are mainly a result of acquisitions and the impact of foreign currency translations. During 2010 and 2009, the Company's acquisitions consisted primarily of clinics in the normal course of operations and the acquisition of Gambro's worldwide peritoneal dialysis business. The segment detail is as follows:

	North
	America	International	Corporate	Total
Balance as of January 1, 2009	$6,571,411	$578,682	$159,817	$7,309,910
Goodwill acquired	123,303	52,011	-	175,314
Reclassifications	-	-	-	-
Foreign Currency Translation Adjustment	(3)	26,213	-	26,210
Balance as of December 31, 2009	$6,694,711	$656,906	$159,817	$7,511,434

Goodwill acquired	115,040	314,338	132	429,510
Reclassifications	214,706	-	-	214,706
Foreign Currency Translation Adjustment	288	(15,470)	-	(15,182)
Balance as of December 31, 2010	$7,024,745	$955,774	$159,949	$8,140,468

Accrued Expenses and Other Current Liabilties	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Accrued Expenses and Other Current Liabilties

7.       Accrued Expenses and Other Current Liabilities

At December 31, 2010 and 2009, accrued expenses and other current liabilities consisted of the following:

	2010	2009
Accrued salaries, wages and incentive plan compensations	$389,434	$334,227
Unapplied cash and receivable credits	169,657	192,626
Accrued insurance	163,240	169,866
Derivative financial instruments	124,171	15,773
Special charge for legal matters	115,000	115,000
Other	575,921	508,061
Total accrued expenses and other current liabilities	$1,537,423	$1,335,553

In 2001, the Company recorded a  $258,159 special charge to address legal matters relating to transactions pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996 by and between W.R. Grace & Co. and Fresenius SE (the “Merger”), estimated liabilities and legal expenses arising in connection with the W.R. Grace & Co. Chapter 11 proceedings (the “Grace Chapter 11 Proceedings”) and the cost of resolving pending litigation and other disputes with certain commercial insurers. During the second quarter of 2003, the court supervising the Grace Chapter 11 Proceedings approved a definitive settlement agreement entered into among the Company, the committees representing the asbestos creditors and W.R. Grace & Co. Under the settlement agreement, the Company will pay  $115,000, without interest, upon plan confirmation (see Note 18). With the exception of the proposed  $115,000 payment under the Settlement Agreement, all other matters included in the special charge have been resolved.

The other item in the table above includes accruals for operating expenses, interest, withholding tax, value added tax, legal and compliance costs, physician compensation, commissions, short-term portion of pension liabilities, bonuses and rebates, and accrued rents.

Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

8. Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

As of December 31, 2010 and 2009, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	2010	2009
Borrowings under lines of credit	$131,791	$95,720
Accounts receivable facility	510,000	214,000
Other financial liabilities	28,880	6,624
Short-term borrowings and other financial liabilities	670,671	316,344
Short-term borrowings from related parties (See Note 2.c.)	9,683	10,440
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$680,354	$326,784

Short-term Borrowings and Other Financial Liabilities

Lines of Credit

Short-term borrowings of  $131,791 and  $95,720 at December 31, 2010 and 2009, respectively, represented amounts borrowed by the Company and certain of its subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2010 and 2009 were 4.19% and 2.94%, respectively.

Excluding amounts available under the Amended 2006 Senior Credit Agreement (see Note 9 below), at December 31, 2010 and 2009, the Company had  $234,370 and  $208,952 available under other commercial bank agreements. In some instances, lines of credit are secured by assets of the Company's subsidiary that is party to the agreement or may require the Company's guarantee. In certain circumstances, the subsidiary may be required to meet certain covenants.

Accounts Receivable Facility

The Company has an asset securitization facility (the “A/R Facility”) which is typically renewed in October of each year and was most recently renewed and increased from  $650,000 to  $700,000 on September 28, 2010. Under the A/R Facility, certain receivables are sold to NMC Funding Corporation (“NMC Funding”), a wholly-owned subsidiary. NMC Funding then assigns percentage ownership interests in the accounts receivable to certain bank investors. Under the terms of the A/R Facility, NMC Funding retains the right, at any time, to recall all the then outstanding transferred interests in the accounts receivable. Consequently, the receivables remain on the Company's Consolidated Balance Sheet and the proceeds from the transfer of percentage ownership interests are recorded as short-term borrowings.

At December 31, 2010 there are outstanding short-term borrowings under the A/R Facility of  $510,000. NMC Funding pays interest to the bank investors calculated based on the commercial paper rates for the particular tranches selected. The average interest rate during 2010 was 1.86%. Annual refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Other Financial Liabilities

At December 31, 2010 and 2009, the Company had  $28,880 and  $6,624 of other financial liabilities which were mainly related to the Company's purchase of noncontrolling interests and to the signing of licensing and distribution agreements for Venofer®

Short-term Borrowings from related parties

From time to time during each of the years presented, the Company received advances under the existing loan agreements with Fresenius SE for those years. During the year ended December 31, 2010, the Company received advances ranging from €10,000 to €86,547 with interest rates ranging from 0.968% to 1.879%. During the year ended December 31, 2009, the Company received advances ranging from €1,300 to €72,000 with interest rates ranging from 1.05% to 2.05%. On December 31, 2010 and 2009, the Company had advances outstanding with Fresenius SE in the amount of  $7,679 (€5,747) and  $8,279 (€5,747) with an interest rate of 6%. Furthermore, the Company had advances outstanding with the Company's general partner in the amount of  $2,004 (€1,500) and  $2,161 (€1,500) with an interest rate of 1.421% and 1.335% on December 31, 2010 and 2009, respectively. Annual interest expense on the borrowings during the years presented was  $179,  $188 and  $3,388 for the years 2010, 2009 and 2008, respectively.

Long-term Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

9. Long-term Debt and Capital Lease Obligations

As of December 31, 2010 and 2009, long-term debt and capital lease obligations consisted of the following:

	2010	2009

Amended 2006 Senior Credit Agreement	$2,953,890	$3,522,040
Senior Notes	824,446	493,344
Euro Notes	267,240	288,120
EIB Agreements	351,686	213,460
Capital lease obligations	15,439	17,600
Other	160,957	50,991
	4,573,658	4,585,555
Less current maturities	(263,982)	(157,634)
	$4,309,676	$4,427,921

Senior Debt

The Company's senior debt consists mainly of borrowings related to its Amended 2006 Senior Credit Agreement, its Senior Notes, its Euro Notes and borrowings under its European Investment Bank Agreements as follows:

Amended 2006 Senior Credit Agreement

The Company, FMCH, and certain other subsidiaries of the Company that are borrowers and/or guarantors thereunder, including Fresenius Medical Care Deutschland GmbH (“D-GmbH”), entered into a  $4,600,000 syndicated credit facility (the “2006 Senior Credit Agreement”) with Bank of America, N.A.; Deutsche Bank AG New York Branch; The Bank of Nova Scotia, Credit Suisse, Cayman Islands Branch; JPMorgan Chase Bank, National Association; and certain other lenders (collectively, the “Lenders”) on March 31, 2006 which replaced its prior credit agreement.

Since entering into the 2006 Senior Credit Agreement, the Company arranged several amendments with the lenders and effected voluntary prepayments of the term loans, which led to a change in the total amount available under this facility. Pursuant to an amendment together with an extension arranged on September 29, 2010 the revolving facility was increased from  $1,000,000 to  $1,200,000 and the Term Loan A facility by  $50,000 to  $1,365,000. The maturity for both tranches was extended from March 31, 2011 to March 31, 2013 (a 2 year extension). Additionally, the early repayment requirement for the Term Loan B, which stipulated that Term Loan B was subject to early retirement if the Trust Preferred Securities due June 15, 2011 were not paid, refinanced or extended prior to March 1, 2011, has been removed. The definition of the Company's Consolidated Leverage Ratio, which is used to determine the applicable margin, was amended to allow for the reduction of up to  $250,000 (increased from  $30,000) of cash and cash equivalents from Consolidated Funded Debt, as defined in the initial 2006 Senior Credit Agreement. In addition, the amendment includes increases in certain types of permitted borrowings outside of the Amended 2006 Senior Credit Agreement and provides further flexibility for certain types of investments. Furthermore, the parties agreed to change the limitation on dividends and other restricted payments for up to  $330,000 in 2011. Thereafter, these limitations increase by  $30,000 each year through 2013.

As of December 31, 2010, the Amended 2006 Senior Credit Agreement consists of:

  a  $1,200,000 revolving credit facility (of which up to  $400,000 is available for letters of credit, up to  $400,000 is available for borrowings in certain non-U.S. currencies, up to  $150,000 is available as swing line loans in U.S. dollars, up to  $250,000 is available as a competitive loan facility and up to  $50,000 is available as swing line loans in certain non-U.S. currencies, the total of which cannot exceed  $1,200,000) which will be due and payable on March 31, 2013.
  a term loan facility (“Term Loan A”) of  $1,335,000, also scheduled to mature on March 31, 2013. Quarterly repayments of  $30,000 are required at the end of each quarter with the remaining balance outstanding due on March 31, 2013.
  a term loan facility (“Term Loan B”) of  $1,537,764 scheduled to mature on March 31, 2013 with 5 quarterly repayments of  $4,036 followed by 4 quarterly repayments of  $379,396 each due at the end of its respective quarter.

Interest on these facilities will be, at the Company's option, depending on the interest periods chosen, at a rate equal to either (i) LIBOR plus an applicable margin or (ii) the higher of (a) BofA's prime rate or (b) the Federal Funds rate plus 0.5%, plus an applicable margin.

The applicable margin is variable and depends on the Company's Consolidated Leverage Ratio which is a ratio of its Consolidated Funded Debt less up to  $250,000 cash and cash equivalents to Consolidated EBITDA (as these terms are defined in the Amended 2006 Senior Credit Agreement).

In addition to scheduled principal payments, indebtedness outstanding under the Amended 2006 Senior Credit Agreement will be reduced by mandatory prepayments utilizing portions of the net cash proceeds from certain sales of assets, securitization transactions other than the Company's existing A/R Facility, the issuance of subordinated debt other than certain intercompany transactions, certain issuances of equity and excess cash flow.

Obligations under the Amended 2006 Senior Credit Agreement are secured by pledges of capital stock of certain material subsidiaries in favor of the lenders. The Amended 2006 Senior Credit Agreement contains affirmative and negative covenants with respect to the Company and its subsidiaries and other payment restrictions. Certain of the covenants limit indebtedness of the Company and investments by the Company, and require the Company to maintain certain financial ratios defined in the agreement. Additionally, the Amended 2006 Senior Credit Agreement provides for a limitation on dividends and other restricted payments which is  $330,000 for dividends in 2011, and increases by  $30,000 in each of the subsequent years. The Company paid dividends of  $231,967 in May of 2010 which was in compliance with the restrictions set forth in the 2006 Senior Credit Agreement. In default, the outstanding balance under the Amended 2006 Senior Credit Agreement becomes immediately due and payable at the option of the Lenders. As of December 31, 2010, the Company is in compliance with all covenants under the Amended 2006 Senior Credit Agreement.

The Company incurred fees of approximately  $85,828 in conjunction with the 2006 Senior Credit Agreement and fees of approximately  $21,115 in conjunction with the Amended 2006 Senior Credit Agreement which are being amortized over the life of this agreement.

The following table shows the available and outstanding amounts under the Amended 2006 Senior Credit Agreement at December 31, 2010 and 2009, respectively:

	Maximum Amount Available		Balance Outstanding
	December 31,		December 31,
	2010	2009	2010	2009
Revolving Credit	$1,200,000	$1,000,000	$81,126	$594,714
Term Loan A	1,335,000	1,373,418	1,335,000	1,373,418
Term Loan B	1,537,764	1,553,908	1,537,764	1,553,908
	$4,072,764	$3,927,326	$2,953,890	$3,522,040

In addition, at December 31, 2010 and 2009, respectively,  $121,518 and  $97,287 were utilized as letters of credit which are not included as part of the balances outstanding at those dates.

Senior Notes

As of December 31, 2010, the Company's Senior Notes consisted of the following:

Issuer/Transaction	Notional Amount	Maturity	Coupon	Book value
FMC Finance III S.A. 2007/2017	$500,000	July 15, 2017	6 7/8%	$494,231
FMC Finance VI S.A. 2010/2016	€250,000	July 15, 2016	5.50%	$330,215
				$824,446

In January 2010, €250,000 ( $353,300 at date of issuance) of senior notes was issued with a coupon of 5.50% at an issue price of 98.6636%. These Senior Notes had a yield to maturity of 5.75% and are due July 15, 2016. Proceeds were used to repay short-term indebtedness and for general corporate purposes.

In July 2007,  $500,000 of senior notes was issued with a coupon of 6 7/8% at discount, resulting in an effective interest rate of 7 1/8%.

All Senior Notes are unsecured and guaranteed on a senior basis jointly and severally by the Company and its subsidiaries, FMCH and D-GmbH. The issuers may redeem the Senior Notes at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the indenture. The holders have the right to request that the issuers repurchase the Senior Notes at 101% of principal plus accrued interest upon the occurrence of a change of control followed by a decline in the credit agency ratings of the respective Senior Notes.

The Company has agreed to a number of covenants to provide protection to the holders which, under certain circumstances, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. As of December 31, 2010, the Company was in compliance with all of its covenants under the Senior Notes.

Euro Notes

On April 27, 2009, the Company issued euro denominated notes (“Euro Notes”) totaling €200,000 ( $267,240 at December 31, 2010), which are senior, unsecured and guaranteed by FMCH and D-GmbH, consisting of 4 tranches having terms of 3.5 and 5.5 years with floating and fixed interest rate tranches. Proceeds were used to retire the 2005 Euro Notes.

European Investment Bank Agreements

The Company entered into various credit agreements with the European Investment Bank (“EIB”) in 2005, 2006 and 2009. The EIB is a not-for-profit long-term lending institution of the European Union and lends funds at favourable rates for the purpose of capital investment and R&D projects, normally for up to half of the funds required for such projects.

The borrowings under the four EIB credit facilities available at December 31, 2010 and 2009 are shown below:

		Maximum amount available		Balance outstanding
		December 31,		December 31,
	Maturity	2010	2009	2010	2009
Revolving Credit	2013	€90,000	€90,000	$115,812	$35,000
Loan 2005	2013	41,000	41,000	48,806	48,806
Loan 2006	2014	90,000	90,000	120,258	129,654
Loan 2009	2014	50,000	50,000	66,810	-
		€271,000	€271,000	$351,686	$213,460

The borrowings under the Revolving Credit and Loan 2005 are denominated in U.S. dollars while the borrowings under Loan 2006 and Loan 2009 are denominated in euro.

In December 2009, the Company entered into a €50,000 term-loan agreement with the EIB. The disbursement took place on February 17, 2010. The loan has a four-year term and is guaranteed by FMCH and D-GmbH.

On March 15, 2010, the Company drew down the remaining available balance of  $80,812 on the 2005 Revolving Credit Facility. Under the terms of the agreement, the Company could effect borrowings under this facility only until March 15, 2010 and could drawdown only up to €90,000 in total, which at the time of the initial borrowing equaled  $115,800.

Loan 2006 was fully drawn down in February 2008 and Loan 2005 was fully drawn down in September 2005.

All agreements with the EIB have variable interest rates that change quarterly. The Company's U.S. dollar borrowings had an interest rate of 0.432% and 0.384%, and the euro borrowings had interest rates of 1.018% and 3.257% at December 31, 2010 and 0.695% at December 31, 2009.

All EIB facilities were fully utilized at December 31, 2010. Borrowings under the 2005 and 2006 agreements are secured by bank guarantees while the 2009 agreement is guaranteed by FMCH and D-GmbH. All EIB agreements have customary covenants. As of December 31, 2010, the Company is in compliance with the respective covenants.

Other

In conjunction with certain acquisitions and investments entered into in 2010, including the joint venture with Galenica, Ltd. (“Galenica”), the Company incurred debt totaling approximately  $139,277 of which  $119,090 was classified as the current portion of long-term debt at December 31, 2010. The Galenica joint venture, announced in December 2010, is intended to expand on our agreements with Galenica by forming a new renal pharmaceutical company, Vifor Fresenius Medical Care Renal Pharma Ltd., to develop and distribute products to treat iron deficiency anemia and bone mineral metabolism for pre-dialysis and dialysis patients. Galenica will contribute a licenses (or the commercial benefit in the U.S.) to the new company for its Venofer® and Ferinject® products for use in the dialysis and pre-dialysis market (Chronic Kidney Disease (“CKD”) stages III to V). Commercialization of both of these products outside the field of CKD stages III to V will remain fully the responsibility of Galenica and its existing key partners. Galenica will also contribute to the new company exclusive worldwide rights for PA21, a novel iron-based phosphate binder currently in preparation for phase III clinical studies, but will maintain a recently announced agreement to develop and market this product in Japan through another partner. Fresenius Medical Care owns 45% of the new company which is headquartered in Switzerland.

Annual Payments

Aggregate annual payments applicable to the Amended 2006 Senior Credit Agreement, Senior Notes, Euro Notes, EIB agreements, capital leases and other borrowings (excluding the Company's trust preferred securities, see Note 11) for the five years subsequent to December 31, 2010 are:

2011		$263,982
2012		1,500,184
2013		1,734,568
2014		236,368
2015		1,631
Thereafter	1	846,528
1		$4,583,261

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

10.       Employee Benefit Plans

General

FMC-AG & Co. KGaA recognizes pension costs and related pension liabilities for current and future benefits to qualified current and former employees of the Company. The Company's pension plans are structured differently according to the legal, economic and fiscal circumstances in each country. The Company currently has two types of plans, defined benefit and defined contribution plans. In general, plan benefits in defined benefit plans are based on all or a portion of the employees' years of services and final salary. Plan benefits in defined contribution plans are determined by the amount of contribution by the employee and the employer, both of which may be limited by legislation, and the returns earned on the investment of those contributions.

Upon retirement under defined benefit plans, the Company is required to pay defined benefits to former employees when the defined benefits become due. Defined benefit plans may be funded or unfunded. The Company has two major defined benefit plans, one funded plan in North America and an unfunded plan in Germany.

Actuarial assumptions generally determine benefit obligations under defined benefit plans. The actuarial calculations require the use of estimates. The main factors used in the actuarial calculations affecting the level of the benefit obligations are: assumptions on life expectancy, the discount rate and future salary and benefit levels. Under the Company's funded plans, assets are set aside to meet future payment obligations. An estimated return on the plan assets is recognized as income in the respective period. Actuarial gains and losses are generated when there are variations in the actuarial assumptions and differences between the actual and the estimated return on plan assets for that year. The company's pension liability is impacted by these actuarial gains or losses.

In the case of the Company's funded plan, the defined benefit obligation is offset against the fair value of plan assets. A pension liability is recognized in the balance sheet if the defined benefit obligation exceeds the fair value of plan assets. A pension asset is recognized (and reported under other assets in the balance sheet) if the fair value of plan assets exceeds the defined benefit obligation and if the Company has a right of reimbursement against the fund or a right to reduce future payments to the fund.

Under defined contribution plans, the Company pays defined contributions during the employee's service life which satisfies all obligations of the Company to the employee. The Company has a defined contribution plan in North America.

Defined Benefit Pension Plans

During the first quarter of 2002, FMCH, the Company's North America subsidiary, curtailed its defined benefit and supplemental executive retirement plans. Under the curtailment amendment for substantially all employees eligible to participate in the plan, benefits have been frozen as of the curtailment date and no additional defined benefits for future services will be earned. The Company has retained all employee benefit obligations as of the curtailment date. Each year FMCH contributes at least the minimum amount required by the Employee Retirement Income Security Act of 1974, as amended. There was no minimum funding requirement for FMCH for the defined benefit plan in 2010. FMCH voluntarily contributed  $600 during 2010. Expected funding for 2011 is  $661.

The benefit obligation for all defined benefit plans at December 31, 2010, is  $425,472 (2009:  $386,852) which consists of the benefit obligation of  $282,792 (2009:  $261,282) for the North America plan, which is funded by plan assets, and the benefit obligation of  $142,680 (2009:  $125,570) for the German unfunded plan.

The following table shows the changes in benefit obligations, the changes in plan assets, and the funded status of the pension plans. Benefits paid as shown in the changes in benefit obligations represent payments made from both the funded and unfunded plans while the benefits paid as shown in the changes in plan assets include only benefit payments from the Company's funded benefit plan.

	2010	2009
Change in benefit obligation:
Benefit obligation at beginning of year	$386,852	$353,961
Foreign currency translation	(8,898)	4,235
Service cost	7,982	7,500
Interest cost	22,615	21,397
Transfer of plan participants	181	96
Actuarial (gain) loss	26,655	13,216
Benefits paid	(9,915)	(7,560)
Curtailments and settlements	0	(5,993)
Benefit obligation at end of year	$425,472	$386,852

Change in plan assets:
Fair value of plan assets at beginning of year	$236,633	$214,616
Actual return on plan assets	3,191	29,382
Employer contributions	600	759
Benefits paid	(8,099)	(6,063)
Settlements	0	(2,061)
Fair value of plan assets at end of year	$232,325	$236,633
Funded status at end of year	$193,147	$150,219

The Company had a pension liability of  $193,147 and  $150,219 at December 31, 2010 and 2009, respectively. The pension liability consists of a current portion of  $2,997 (2009:  $2,892) which is recognized as a current liability in the line item “accrued expenses and other current liabilities” in the balance sheet. The non-current portion of  $190,150 (2009:  $147,327) is recorded as non-current pension liability in the balance sheet. Approximately 85% of the beneficiaries are located in North America with the majority of the remaining 15% located in Germany.

The accumulated benefit obligation for all defined benefit pension plans was  $394,276 and  $367,182 at December 31, 2010 and 2009, respectively. The accumulated benefit obligation for all defined benefit pension plans with an obligation in excess of plan assets was  $394,276 and  $367,182 at December 31, 2010 and 2009, respectively; the related plan assets had a fair value of  $232,325 and  $236,633 at December 31, 2010 and 2009, respectively.

The pre-tax changes in the table below reflect actuarial losses (gains) in other comprehensive income relating to pension liabilities. As of December 31, 2010, there are no cumulative effects of prior service costs included in other comprehensive income.

Actuarial losses (gains)
Adjustments related to pensions at January 1, 2009	$76,926
Additions	(4,331)
Releases	(5,404)
Foreign currency translation adjustment	27
Adjustments related to pensions at December 31, 2009	$67,218
Additions	40,917
Releases	(5,313)
Foreign currency translation adjustment	50
Adjustments related to pensions at December 31, 2010	$102,872

The actuarial loss expected to be amortized from other comprehensive income into net periodic pension cost over the next year is  $8,086.

The discount rates for all plans are based upon yields of portfolios of equity and highly rated debt instruments with maturities that mirror the plan's benefit obligation. The Company's discount rate is the weighted average of these plans based upon their benefit obligations at December 31, 2010. The following weighted-average assumptions were utilized in determining benefit obligations as of December 31:

in %	2010	2009
Discount rate	5.70	6.00
Rate of compensation increase	4.00	4.01

The defined benefit pension plans' net periodic benefit costs are comprised of the following components for each of the years ended December 31:

	2010	2009	2008
Components of net periodic benefit cost:
Service cost	$7,982	$7,500	$8,357
Interest cost	22,615	21,397	20,393
Expected return on plan assets	(17,453)	(15,767)	(16,931)
Amortization of unrealized losses	5,313	4,592	1,944
Settlement loss	-	812	-
Net periodic benefit costs	$18,457	$18,534	$13,763

The following weighted-average assumptions were used in determining net periodic benefit cost for the year ended December 31:

in %	2010	2009	2008
Discount rate	6.00	6.15	6.16
Expected return of plan assets	7.50	7.50	7.50
Rate of compensation increase	4.01	4.19	4.16

Expected benefit payments for the next five years and in the aggregate for the five years thereafter are as follows:

2011		$11,224
2012		12,489
2013		13,462
2014		14,796
2015		16,304
2016-2020	1	108,387

Plan Assets

The following table presents the fair values of the Company´s pension plan assets at December 31, 2010.

			Fair Value Measurements at December 31, 2010			Fair Value Measurements at December 31, 2009
			Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category		Total	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)
Equity Investments
Common Stocks		$2,565	$2,565	$-	$5,904	$5,904	$-
Index Funds[1]		65,621	-	65,621	71,406	-	71,406

Fixed Income Investments
Government Securities[2]		4,479	1,967	2,512	3,655	394	3,261
Corporate Bonds[3]		152,564	-	152,564	149,367	-	149,367
Other Bonds[4]		2,442	-	2,442	163	-	163
U.S. Treasury Money Market Funds[5]		4,232	4,232	-	5,776	5,776	-

Other types of investments
Cash, Money Market and Mutual Funds[6]	1	422	422	-	362	362	-
Total	1	$232,325	$9,186	$223,139	$236,633	$12,436	$224,197

1 This Category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, the MSCI EAFE Index and the MSCI Emerging Markets Index for both 2010 and 2009 as well as the Barclays Capital Long Corporate Index in 2009
2 This Category primarily comprises fixed income investments by the U.S. government and government sponsored entities
3 This Category primarily represents investment grade bonds of U.S. issuers from diverse industries
4 This Category comprises private placement bonds as well as collateralized mortgage obligations
5 This Category represents funds that invest in treasury obligations directly or in treasury backed obligations
6 This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds

The methods and inputs used to measure the fair value of plan assets are as follows:

Common stocks are valued at their market prices as of the balance sheet date.

Index funds are valued based on market quotes.

The majority of the fair values of the government bonds are measured based on market quotes. The remaining government bonds are valued at their market prices.

Corporate bonds and other bonds are valued based on market quotes as of the balance sheet date.

Cash is stated at nominal value which equals the fair value.

US Treasury money market funds as well as other money market and mutual funds are valued at their market price.

Plan Investment Policy and Strategy

For the North America funded plan, the Company periodically reviews the assumption for long-term expected return on pension plan assets. As part of the assumptions review, a range of reasonable expected investment returns for the pension plan as a whole was determined based on an analysis of expected future returns for each asset class weighted by the allocation of the assets. The range of returns developed relies both on forecasts, which include the actuarial firm's expected long-term rates of return for each significant asset class or economic indicator, and on broad-market historical benchmarks for expected return, correlation, and volatility for each asset class. As a result, the Company's expected rate of return on pension plan assets was 7.50% for 2010.

The Company´s overall investment strategy is to achieve a mix of approximately 98% of investments for long-term growth and 2% for near-term benefit payments with a wide diversification of asset types, fund strategies and fund managers.

The investment policy, utilizing a revised target investment allocation of 35% equity and 65% long-term U.S. bonds, considers that there will be a time horizon for invested funds of more than 5 years. The total portfolio will be measured against a policy index that reflects the asset class benchmarks and the target asset allocation. The Plan policy does not allow investments in securities of the Company or other related party securities. The performance benchmarks for the separate asset classes include: S&P 500 Index, S&P 400 Index, Russell 2000 Growth Index, MSCI EAFE Index, MSCI Emerging Markets Index, Barclays Capital Long Term Government Index and Barclays Capital 20 Year US Treasury Strip Index.

Defined Contribution Plans

Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of  $16.5 if under 50 years old ( $22.00 if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee's pay. The Company's total expense under this defined contribution plan for the years ended December 31, 2010, 2009, and 2008, was  $31,583,  $28,567 and  $26,096, respectively.

Mandatorily Redeemable Trust Preferred Securities	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Mandatorily Redeemable Trust Preferred Securities [Text Block]

11.       Mandatorily Redeemable Trust Preferred Securities

In June 2001, the Company issued Trust Preferred Securities through Fresenius Medical Care Capital Trusts, statutory trusts organized under the laws of the State of Delaware. FMC-AG & Co. KGaA owns all of the common securities of these trusts. The sole asset of each trust is a senior subordinated note of FMC-AG & Co. KGaA or a wholly-owned subsidiary of FMC-AG & Co. KGaA. FMC-AG & Co. KGaA, D-GmbH and FMCH have guaranteed payment and performance of the senior subordinated notes to the respective Fresenius Medical Care Capital Trusts. The Trust Preferred Securities are guaranteed by FMC-AG & Co. KGaA through a series of undertakings by the Company, FMCH and D-GmbH.

The Trust Preferred Securities entitle the holders to distributions at a fixed annual rate of the stated amount and are mandatorily redeemable after 10 years, which is scheduled to occur on June 15, 2011. Earlier redemption at the option of the holders may also occur upon a change of control followed by a rating decline or defined events of default including a failure to pay interest. Upon liquidation of the trusts, the holders of Trust Preferred Securities are entitled to a distribution equal to the stated amount. The Trust Preferred Securities do not hold voting rights in the trust except under limited circumstances.

The indentures governing the notes held by the Fresenius Medical Care Capital Trusts contain affirmative and negative covenants with respect to the Company and its subsidiaries and other payment restrictions. Some of the covenants limit the Company's indebtedness and its investments, and require the Company to maintain certain ratios defined in the indentures. As of December 31, 2010, the Company is in compliance with all financial covenants under all Trust Preferred Securities agreements.

The Trust Preferred Securities outstanding as of December 31, 2010 and 2009 are as follows:

				Mandatory
	Year	Stated	Interest	Redemption
	Issued	Amount	Rate	Date	2010	2009

Fresenius Medical Care Capital Trust IV	2001	$225,000	7 7/8%	June 15, 2011	$224,835	$224,451
Fresenius Medical Care Capital Trust V	2001	€300,000	7 3/8%	June 15, 2011	400,714	431,645
					$625,549	$656,096

Noncontrolling Interests Subject to Put Provisions	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

12.       Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of December 31, 2010 and 2009 the Company's potential obligations under these put options are  $279,709 and  $231,303, respectively, of which, at December 31, 2010,  $95,159 were exercisable. In the last three fiscal years ending December 31, 2010, three puts have been exercised for a total consideration of  $6,535.

During 2008, the Company received cash contributions from holders of noncontrolling interests in the amount of  $17,174. This amount was recorded in net cash provided by operating activities in the cash flow statement.

Following is a roll forward of noncontrolling interests subject to put provisions for the years ended December 31,:

	2010	2009	2008
Beginning balance	$231,303	$162,166	$116,539
Dividends paid	(38,964)	(16,930)	(14,494)
Purchase/ sale of Noncontrolling interests	28,969	12,548	9,148
Contributions from Noncontrolling interests	5,289	5,108	13,069
Changes in fair value of Noncontrolling interests	24,222	39,816	24,258
Net income	28,839	28,595	13,646
Other comprehensive income (loss)	51	-	-
Ending balance	$279,709	$231,303	$162,166

Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Shareholders' Equity

13.       Shareholders' Equity

Capital Stock

The General Partner has no equity interest in the Company and, therefore, does not participate in either the assets or the profits and losses of the Company. However, the General Partner is compensated for all outlays in connection with conducting the Company's business, including the remuneration of members of the management board and the supervisory board (see Note 3).

The general meeting of a partnership limited by shares may approve Authorized Capital (genehmigtes Kapital). The resolution creating Authorized Capital requires the affirmative vote of a majority of three quarters of the capital represented at the vote and may authorize the management board to issue shares up to a stated amount for a period of up to five years. The nominal value of the Authorized Capital may not exceed half of the issued capital stock at the time of the authorization.

In addition, the general meeting of a partnership limited by shares may create Conditional Capital (bedingtes Kapital) for the purpose of issuing (i) shares to holders of convertible bonds or other securities which grant a right to shares, (ii) shares as the consideration in a merger with another company, or (iii) shares offered to management or employees. In each case, the authorizing resolution requires the affirmative vote of a majority of three quarters of the capital represented at the vote. The nominal value of the Conditional Capital may not exceed half or, in the case of Conditional Capital created for the purpose of issuing shares to management and employees, 10% of the company's issued capital at the time of the resolution.

All resolutions increasing the capital of a partnership limited by shares also require the consent of the General Partner for their effectiveness.

Authorized Capital

By resolution of the Annual General Meeting (“AGM”) of shareholders on May 11, 2010, Management AG was authorized, with the approval of the supervisory board, to increase, on one or more occasions, the Company's share capital until May 10, 2015 up to a total of €35,000 through issue of new bearer ordinary shares for cash contributions, “Authorized Capital 2010/I”. The General Partner is entitled, subject to the approval of the supervisory board, to exclude the pre-emption rights of the shareholders. However, such an exclusion of pre-emption rights will be permissible for fractional amounts. Additionally, the newly issued shares may be taken up by financial institutions nominated by the General Partner with the obligation to offer them to the shareholders of the company (indirect pre-emption rights). A further resolution of the AGM also cancelled Authorized Capital I which was approved by resolution of the AGM of shareholders on August 30, 2005. No Authorized Capital 2010/I has been issued as of December 31, 2010.

In addition, by resolution of the AGM of shareholders on May 11, 2010, the General Partner was authorized, with the approval of the supervisory board, to increase, on one or more occasions, the share capital of the Company until May 10, 2015 up to a total of €25,000 through the issue of new bearer ordinary shares for cash contributions or contributions in kind, “Authorized Capital 2010/II”. The General Partner is entitled, subject to the approval of the supervisory board, to exclude the pre-emption rights of the shareholders. However, such exclusion of pre-emption rights will be permissible only if (i) in case of a capital increase against cash contributions, the nominal value of the issued shares does not exceed 10% of the nominal share value of the Company's share capital and the issue price for the new shares is at the time of the determination by the General Partner not significantly lower than the stock price in Germany of the existing listed shares of the same class and with the same rights or, (ii) in case of a capital increase against contributions in kind, the purpose of such increase is to acquire an enterprise, parts of an enterprise or an interest in an enterprise. A further resolution of the AGM also cancelled Authorized Capital II which was approved by resolution of the AGM of shareholders on August 30, 2005. No Authorized Capital 2010/II has been issued as of December 31, 2010.

Authorized Capital 2010/I and Authorized Capital 2010/II became effective upon registration with the commercial register of the local court in Hof an der Saale on May 25, 2010.

Conditional Capital

By resolution of the Company's Annual General Meeting of shareholders (“AGM”) on May 9, 2006, as amended by the AGM on May 15, 2007, resolving a three-for-one share split, the Company's share capital was conditionally increased by up to €15,000 corresponding to 15 million ordinary shares with no par value and a nominal value of €1.00. This Conditional Capital increase can only be effected by the exercise of stock options under the Company's Stock Option Plan 2006 with each stock option awarded exercisable for one ordinary share (see Note 15). The Company has the right to deliver ordinary shares that it owns or purchases in the market in place of increasing capital by issuing new shares.

Through the Company's other employee participation programs, the Company has issued convertible bonds and stock option/subscription rights (Bezugsrechte) to employees and the members of the Management Board of the General Partner and employees and members of management of affiliated companies that entitle these persons to receive preference shares or, following the conversion offer in 2005, ordinary shares. At December 31, 2010, 58,663 convertible bonds or options for preference shares remained outstanding with a remaining average term of 3.38 years and 12,152,108 convertible bonds or options for ordinary shares remained outstanding with a remaining average term of 4.8 years under these programs. For the year ending December 31, 2010, 72,840 options for preference shares and 2,532,366 options for ordinary shares had been exercised under these employee participation plans (see Note 15).

As the result of the Company's three-for-one stock split for both preference and ordinary shares on June 15, 2007, and with the approval of the shareholders as the AGM on May 15, 2007, the Company's Conditional Capital was increased by  $6,557 (€4,454). Conditional Capital available for all programs at December 31, 2010 is  $31,477 (€23,557) which includes  $17,476 (€13,079) for the 2006 Plan and  $14,001 (€10,478) for all other plans.

Dividends

Under German law, the amount of dividends available for distribution to shareholders is based upon the unconsolidated retained earnings of Fresenius Medical Care AG & Co. KGaA as reported in its balance sheet determined in accordance with the German Commercial Code (Handelsgesetzbuch).

If no dividends on the Company's preference shares are declared for two consecutive years after the year for which the preference shares are entitled to dividends, then the holders of such preference shares would be entitled to the same voting rights as holders of ordinary shares until all arrearages are paid. In addition, the payment of dividends by FMC-AG & Co. KGaA is subject to limitations under the Amended 2006 Senior Credit Agreement (see Note 9).

Cash dividends of  $231,967 for 2009 in the amount of €0.63 per preference share and €0.61 per ordinary share were paid on May 12, 2010.

Cash dividends of  $231,940 for 2008 in the amount of €0.60 per preference share and €0.58 per ordinary share were paid on May 8, 2009.

Cash dividends of  $252,395 for 2007 in the amount of €0.56 per preference share and €0.54 per ordinary share were paid on May 21, 2008.

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

14. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for 2010 and 2009:

	2010	2009	2008
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$978,517	$891,138	$817,607
less:
Dividend preference on Preference shares	104	107	112
Income available to all classes of shares	$978,413	$891,031	$817,495

Denominators:
Weighted average number of:
Ordinary shares outstanding	296,808,978	294,418,795	293,233,477
Preference shares outstanding	3,912,348	3,842,586	3,795,248
Total weighted average shares outstanding	300,721,326	298,261,381	297,028,725
Potentially dilutive Ordinary shares	1,311,042	-	777,848
Potentially dilutive Preference shares	35,481	66,314	98,060
Total weighted average Ordinary shares outstanding assuming dilution	298,120,020	294,418,795	294,011,325
Total weighted average Preference shares outstanding assuming dilution	3,947,829	3,908,900	3,893,308

Basic income per Ordinary share	$3.25	$2.99	$2.75
Plus preference per Preference share	0.03	0.03	0.03
Basic income per Preference Share	$3.28	$3.02	$2.78

Fully diluted income per Ordinary share	$3.24	$2.99	$2.74
Plus preference per Preference share	0.03	0.03	0.03
Fully diluted income per Preference share	$3.27	$3.02	$2.77

Stock Options	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Stock Options

15. Stock Options

In connection with its stock option program, the Company incurred compensation expense of  $27,981,  $33,746 and  $31,879 for the years ending December 31, 2010, 2009, and 2008, respectively. There were no capitalized compensation costs in any of the three years presented. The Company also recorded a related deferred income tax of  $8,020,  $9,740 and  $9,158 for the years ending December 31, 2010, 2009, and 2008, respectively.

Stock Options and other Share-Based Plans

At December 31, 2010, the Company has awards outstanding under various stock-based compensation plans.

Incentive plan

In 2010, Management Board members were eligible for performance–related compensation that depended upon achievement of targets. The targets are measured by reference to operating profit margin, growth of group-wide after-tax earnings (EAT growth) as well as the development of free cash flow (cash flow before acquisitions), and are derived from the comparison of targeted and actually achieved current year figures. Targets are divided into Group level targets and those to be achieved in individual regions.

The bonus for fiscal year 2010 will consist proportionately of a cash component and a share-based component which will be paid in cash. Upon meeting the annual targets, the cash component was or will be paid after the end of 2010. The share-based component is subject to a three-year vesting period, although a shorter period may apply in special cases. The amount of cash payment relating to the share-based component will correspond to the share price of Fresenius Medical Care AG & Co. KGaA ordinary shares upon exercise after the three-year vesting period. The amount of the maximum achievable bonus for each of the members of the Management Board is capped.

In 2006, Fresenius Medical Care Management AG adopted a three-year performance related compensation plan for fiscal years 2008, 2007 and 2006, for the members of its management board in the form of a variable bonus. A special bonus component (award) for some of the management board members consists in equal parts of cash payments and a share-based compensation based on development of the share price of Fresenius Medical Care AG & Co. KGaA's ordinary shares. The amount of the award in each case depends on the achievement of certain performance targets. The targets are measured by reference to revenue growth, operating income, consolidated net income, and cash flow development. Annual targets have been achieved, the cash portion of the award has been paid after the end of the respective fiscal year. The share-based compensation portion of the award has been granted but subject to a three-year vesting period beginning after the respective fiscal year in which the target has been met and is amortized over the same three-year vesting period. The payment of the share-based compensation portion corresponds to the share price of Fresenius Medical Care AG & Co. KGaA's ordinary shares on exercise, i.e. at the end of the vesting period, and is also made in cash. The share-based compensation is revalued each reporting period during the vesting period to reflect the market value of the stock as of the reporting date with any changes in value recorded in the reporting period.

The share-based compensation incurred under these plans for years 2010, 2009 and 2008 was  $2,603,  $1,537 and  $2,189, respectively.

Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2006

On May 9, 2006, as amended on May 15, 2007, the Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2006 (the “Amended 2006 Plan”) was established by resolution of the Company's AGM with a conditional capital increase up to €15,000 subject to the issue of up to fifteen million no par value bearer ordinary shares with a nominal value of €1.00 each. Under the Amended 2006 Plan, up to fifteen million options can be issued, each of which can be exercised to obtain one ordinary share, with up to three million options designated for members of the Management Board of the General Partner, up to three million options designated for members of management boards of direct or indirect subsidiaries of the Company and up to nine million options designated for managerial staff members of the Company and such subsidiaries. With respect to participants who are members of the General Partner's Management Board, the general partner's Supervisory Board has sole authority to grant stock options and exercise other decision making powers under the Amended 2006 Plan (including decisions regarding certain adjustments and forfeitures). The General Partner has such authority with respect to all other participants in the Amended 2006 Plan.

Options under the Amended 2006 Plan can be granted the last Monday in July and/or the first Monday in December. The exercise price of options granted under the Amended 2006 Plan shall be the average closing price on the Frankfurt Stock Exchange of the Company's ordinary shares during the 30 calendar days immediately prior to each grant date. Options granted under the Amended 2006 Plan have a seven-year term but can be exercised only after a three-year vesting period. The vesting of options granted is subject to achievement of performance targets measured over a three-year period from the grant date. For each such year, the performance target is achieved if the Company's adjusted basic income per ordinary share (“EPS”), as calculated in accordance with the Amended 2006 Plan, increases by at least 8% year over year during the vesting period, beginning with EPS for the year of grant as compared to EPS for the year preceding such grant. Calculation of EPS under the Amended 2006 Plan excluded, among other items, the costs of the transformation of the Company's legal form and the conversion of preference shares into ordinary shares. For each grant, one-third of the options granted are forfeited for each year in which EPS does not meet or exceed the 8% target. The performance targets for 2010, 2009 and 2008 were met. Vesting of the portion or portions of a grant for a year or years in which the performance target is met does not occur until completion of the entire three-year vesting period.

During 2010, the Company awarded 2,817,879 options under the Amended 2006 Plan, including 423,300 options granted to members of the Management Board of Fresenius Medical Care Management AG, the Company's general partner, at a weighted average exercise price of  $57.07 (€42.71), a weighted average fair value of  $10.47 each and a total fair value of  $29,515 which will be amortized over the three year vesting period. As of December 2010, no further grants will be issued under the Amended 2006 Plan.

During 2009, the Company awarded 2,585,196 options under the Amended 2006 Plan, including 348,600 options granted to members of the Management Board of Fresenius Medical Care Management AG, the Company's general partner, at a weighted average exercise price of  $46.22 (€32.08), a weighted average fair value of  $10.95 each and a total fair value of  $28,318 which will be amortized over the three year vesting period.

During 2008, the Company awarded 2,523,729 options under the Amended 2006 Plan, including 398,400 options granted to members of the Management Board of the General Partner, at a weighted average exercise price of  $49.38 (€35.48), a weighted average fair value of  $15.37 each and a total fair value of  $38,788, which will be amortized on a straight line basis over the three-year vesting period.

Options granted under the Amended 2006 Plan to US participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Options under the Amended 2006 Plan are not transferable by a participant or a participant's heirs, and may not be pledged, assigned, or otherwise disposed of.

Fresenius Medical Care 2001 International Stock Option Plan

Under the Fresenius Medical Care 2001 International Stock Incentive Plan (the “2001 Plan”), options in the form of convertible bonds with a principal of up to €10,240 were issued to the members of the Management Board and other employees of the Company representing grants for up to 4 million non-voting preference shares. The convertible bonds originally had a par value of €2.56 and bear interest at a rate of 5.5%. In connection with the share split effected in 2007, the principal amount was adjusted in the same proportion as the share capital out of the capital increase and the par value of the convertible bonds was adjusted to €0.85 without affecting the interest rate. Except for the members of the Management Board, eligible employees may purchase the bonds by issuing a non-recourse note with terms corresponding to the terms of and secured by the bond. The Company has the right to offset its obligation on a bond against the employee's obligation on the related note; therefore, the convertible bond obligations and employee note receivables represent stock options issued by the Company and are not reflected in the Consolidated Financial Statements. The options expire ten years from issuance and can be exercised beginning two, three or four years after issuance. Compensation costs related to awards granted under this plan are amortized on a straight-line basis over the vesting period for each separately vesting portion of the awards. Bonds issued to Management Board members who did not issue a note to the Company are recognized as a liability on the Company's balance sheet.

Upon issuance of the option, the employees had the right to choose options with or without a stock price target. The conversion price of options subject to a stock price target corresponds to the stock exchange quoted price of the preference shares upon the first time the stock exchange quoted price exceeds the initial value by at least 25%. The initial value (“Initial Value”) is the average price of the preference shares during the last 30 trading days prior to the date of grant. In the case of options not subject to a stock price target, the number of convertible bonds awarded to the eligible employee would be 15% less than if the employee elected options subject to the stock price target. The conversion price of the options without a stock price target is the Initial Value. Each option entitles the holder thereof, upon payment of the respective conversion price, to acquire one preference share. Effective May 2006, no further grants can be issued under the 2001 Plan and no options were granted under the 2001 Plan after 2005.

At December 31, 2010, the Management Board members of the General Partner held 2,178,699 stock options for ordinary shares and employees of the Company held 9,973,409 stock options for ordinary shares and 58,663 stock options for preference shares, under the various stock-based compensation plans of the Company. The Table below provides reconciliations for options outstanding at December 31, 2010, as compared to December 31, 2009.

		Weighted	Weighted
		average	average
	Options	exercise	exercise
	(in thousands)	price	price
Ordinary shares		€	$
Balance at December 31, 2009	11,894	30.50	40.75
Granted	2,818	42.71	57.07
Exercised	2,532	28.38	37.92
Forfeited	28	30.35	40.55
Balance at December 31, 2010	12,152	33.78	45.14

Preference shares
Balance at December 31, 2009	147	18.35	24.52
Exercised	73	18.57	24.81
Forfeited	15	13.95	18.64
Balance at December 31, 2010	59	19.19	25.64

The following table provides a summary of fully vested options outstanding and exercisable for both preference and ordinary shares at December 31, 2010:

Fully Vested Outstanding and Exercisable Options
Weighted
		average	Weighted	Weighted
	Number	remaining	average	average	Aggregate	Aggregate
	of	contractual	exercise	exercise	intrinsic	intrinsic
	Options	life in years	price	price	value	value
	(in thousands)		€	US $	€	US $

Options for preference shares	59	3.38	19.19	25.65	940	1,255
Options for ordinary shares	4,316	3.29	27.99	37.40	65,785	87,902

At December 31, 2010, there was  $43,604 of total unrecognized compensation costs related to non-vested options granted under all plans. These costs are expected to be recognized over a weighted-average period of 1.6 years.

During the years ended December 31, 2010, 2009, and 2008, the company received cash of  $96,204,  $64,271 and  $36,755, respectively, from the exercise of stock options (see Note 13). The intrinsic value of options exercised for the twelve-month periods ending December 31, 2010, 2009, and 2008 was  $50,921,  $28,170 and  $27,135, respectively. The Company recorded a related tax benefit of  $13,313,  $8,123 and  $7,132 for the years ending December 31, 2010, 2009, and 2008, respectively.

Fair Value Information

The Company used a binomial option-pricing model in determining the fair value of the awards under the 2006 Plan. Option valuation models require the input of highly subjective assumptions including expected stock price volatility. The Company's assumptions are based upon its past experiences, market trends and the experiences of other entities of the same size and in similar industries. Expected volatility is based on historical volatility of the Company's shares. To incorporate the effects of expected early exercise in the model, an early exercise of vested options was assumed as soon as the share price exceeds 155% of the exercise price. The Company's stock options have characteristics that vary significantly from traded options and changes in subjective assumptions can materially affect the fair value of the option. The assumptions used to determine the fair value of the 2010 and 2009 grants are as follows:

	2010	2009

Expected dividend yield	1.98%	2.39%
Risk-free interest rate	2.28%	3.11%
Expected volatility	22.92%	25.85%
Expected life of options	7 years	7 years
Weighted average exercise price (in €)	42.71	32.08
Weighted average exercise price (in US- $)	57.07	46.22

Income Taxes	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

16.       Income Taxes

Income before income taxes is attributable to the following geographic locations:

	2010	2009	2008
Germany	$303,954	$296,326	$372,174
United States	1,084,756	904,083	773,089
Other	255,031	255,224	190,427
	$1,643,741	$1,455,633	$1,335,690

Income tax expense (benefit) for the years ended December 31, 2010, 2009, and 2008, consisted of the following:

	2010	2009	2008
Current:
Germany	$100,635	$68,442	$62,609
United States	355,739	318,589	198,763
Other	101,206	81,236	77,134
	557,580	468,267	338,506

Deferred:
Germany	(16,479)	5,041	43,593
United States	52,648	22,498	105,152
Other	(15,404)	(5,393)	(11,549)
	20,765	22,146	137,196
	$578,345	$490,413	$475,702

In 2010, 2009 and 2008, the Company is subject to German federal corporation income tax at a base rate of 15% plus a solidarity surcharge of 5.5% on federal corporation taxes payable.

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the effective trade tax rate on income before income taxes. The respective combined tax rates are 28.71%, 29.13% and 29.58% for the fiscal years ended December 31, 2010, 2009, and 2008, respectively.

	2010	2009	2008

Expected corporate income tax expense	$471,836	$423,953	$395,097
Tax free income	(24,088)	(33,284)	(49,309)
Tax rate differentials	117,946	96,237	93,877
Non-deductible expenses	6,934	3,947	5,494
Taxes for prior years	11,994	6,663	21,371
Change in valuation allowance	(2,259)	8,950	4,168
Noncontrolling partnership interests	(26,870)	(26,876)	(13,440)
Other	22,852	10,823	18,444
Actual income tax expense	$578,345	$490,413	$475,702
Effective tax rate	35.2%	33.7%	35.6%

The tax effects of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2010 and 2009, are presented below:

	2010	2009
Deferred tax assets:
Accounts receivable, primarily due to allowance for doubtful accounts	$28,538	$37,571
Inventory, primarily due to additional costs capitalized for tax purposes, and inventory reserve accounts	35,172	33,798
Plant, equipment, intangible assets and other non current assets, principally due to differences in depreciation and amortization	79,244	50,925
Accrued expenses and other liabilities for financial accounting purposes, not currently tax deductible	310,730	291,767
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	93,165	78,730
Derivatives	60,199	52,283
Stock-based compensation expense	24,112	22,981
Other	12,626	21,530
Total deferred tax assets	$643,786	$589,585
Less: valuation allowance	(71,799)	(63,497)
Net deferred tax assets	$571,987	$526,088

Deferred tax liabilities:
Accounts receivable	$12,549	$10,670
Inventory, primarily due to inventory reserve accounts for tax purposes	7,730	9,643
Accrued expenses and other liabilities deductible for tax prior to financial accounting recognition	45,370	14,941
Plant, equipment and intangible assets, principally due to differences in depreciation and amortization	510,284	513,254
Derivatives	0	3,128
Other	81,969	53,343
Total deferred tax liabilities	657,902	604,979
Net deferred tax assets (liabilities)	$(85,915)	$(78,891)

The valuation allowance increased by  $8,302 in 2010 and by  $7,328 in 2009.

The expiration of net operating losses is as follows:

2011	$6,919
2012	17,067
2013	13,949
2014	19,539
2015	20,078
2016	27,730
2017	9,444
2018	13,201
2019	4,507
2020 and thereafter	5,476
Without expiration date	155,064
Total	$292,974

In assessing the realizability of deferred taxes, management considers whether it is more-likely-than-not that some portion or all of a deferred tax asset will be realized or whether deferred tax liabilities will be reversed. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more-likely-than-not the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2010.

The Company provides for income taxes on the cumulative earnings of foreign subsidiaries that will not be reinvested. At December 31, 2010, the Company provided for  $11,603 of deferred tax liabilities associated with earnings that are likely to be distributed in 2011 and the following years. Provision has not been made for additional taxes on  $3,411,518 undistributed earnings of foreign subsidiaries as these earnings are considered permanently reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however calculation of such additional tax is not practical. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax of approx 1.4 percent on all dividends and capital gains.

FMC-AG & Co. KGaA companies are subject to tax audits in Germany and the U.S. on a regular basis and on-going tax audits in other jurisdictions.

In Germany, the tax audit for the years 1998 until 2001 has been finalized. The Company recognized and recorded the results of the audit in 2006 and thereafter paid all amounts due to the tax authorities. Fiscal years 2002 through 2005 are currently under audit. As of December 31, 2010, all proposed adjustments are deemed immaterial and have been recognized in the financial statements. Fiscal years 2006, 2007, 2008, 2009 and 2010 are open to audit.

For the tax year 1997, the Company recognized an impairment of one of its subsidiaries which the German tax authorities disallowed in 2003 at the conclusion of its audit for the years 1996 and 1997. The Company filed a complaint with the appropriate German court to challenge the tax authority's decision. In January 2011, the Company reached an agreement with the tax authorities, estimated to be slightly more favorable than the tax benefit recognized previously. The additional benefit will be recognized in 2011.

In the U.S., the Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of  $37,000, inclusive of interest and preserved the right to continue to pursue claims in the United States Courts for refunds of all other disallowed deductions. On December 22, 2008, we filed a complaint for a complete refund in the United States District Court for the District of Massachusetts, styled as FMCH v. United States. On June 24, 2010, the court denied FMCH's motion for summary judgment and the litigation is proceeding towards trial. The unrecognized tax benefit relating to these deductions is included in the total unrecognized tax benefit noted below.

The IRS tax audits of FMCH for the years 2002 through 2006 have been completed. The IRS has disallowed all deductions taken during these audit periods related to intercompany mandatorily redeemable preferred shares. The Company has protested the disallowed deductions and will avail itself of all remedies. An adverse determination with respect to the disallowed deductions related to the intercompany mandatorily redeemable preferred shares could have a material adverse effect on the results of operations and liquidity. In addition, the IRS proposed other adjustments which have been recognized in the financial statements.

Fiscal years 2007 and 2008 are currently under audit and 2009 and 2010 are open to audit. There are a number of state audits in progress and various years are open to audit in various states. All expected results have been recognized in the financial statements.

Subsidiaries of FMC-AG & Co. KGaA in a number of countries outside of Germany and the U.S. are also subject to tax audits. The Company estimates that the effects of such tax audits are not material to these consolidated financial statements.

The following table shows the reconciliation of the beginning and ending amounts of unrecognized tax benefits:

Unrecognized tax benefits (net of interest)	2010	2009	2008

Balance at January 1, 2010	$410,016	$379,327	$354,050
Increases in unrecognized tax benefits prior periods	12,782	59,833	24,074
Decreases in unrecognized tax benefits prior periods	(11,429)	(13,911)	(36,334)
Increases in unrecognized tax benefits current period	13,588	7,587	20,180
Changes related to settlements with tax authorities	(34,410)	(8,599)	(2,042)
Reductions as a result of a lapse of the statute of limitations	(129)	-	-
Foreign currency translation	(14,518)	(14,221)	19,399
Balance at December 31, 2010	$375,900	$410,016	$379,327

Included in the balance at December 31, 2010 are  $347,081 of unrecognized tax benefits which would affect the effective tax rate if recognized. As a result of the settlement agreement for 1997 noted above, the Company estimates that the unrecognized tax benefits at December 31, 2010 could be reduced by approximately  $196,000 in 2011 with a small portion of the reduction being realized as an additional tax benefit in 2011. The Company is currently not in a position to forecast the timing and magnitude of changes in other unrecognized tax benefits.

During the year ended December 31, 2010 the Company recognized  $10,650 in interest and penalties. The Company had a total accrual of  $57,378 of tax related interest and penalties at December 31, 2010.

Operating Leases	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Operating Leases

17.       Operating Leases

The Company leases buildings and machinery and equipment under various lease agreements expiring on dates through 2034. Rental expense recorded for operating leases for the years ended December 31, 2010, 2009 and 2008 was  $563,182,  $532,465 and  $497,875, respectively. For information regarding intercompany operating leases, see Note 3 a).

Future minimum rental payments under noncancelable operating leases for the five years succeeding December 31, 2010 and thereafter are:

2011	$489,481
2012	427,901
2013	376,255
2014	319,724
2015	272,369
Thereafter	910,381
2,796,111

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

18. Commitments and Contingencies

Legal Proceedings

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. The outcome of litigation and other legal matters is always difficult to accurately predict and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

The Company was originally formed as a result of a series of transactions it completed pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996, by and between W.R. Grace & Co. and Fresenius SE (the "Merger"). At the time of the Merger, a W.R. Grace & Co. subsidiary known as W.R. Grace & Co.-Conn. had, and continues to have, significant liabilities arising out of product-liability related litigation (including asbestos-related actions), pre-Merger tax claims and other claims unrelated to National Medical Care, Inc. (“NMC”), which was W.R. Grace & Co.'s dialysis business prior to the Merger. In connection with the Merger, W.R. Grace & Co.-Conn. agreed to indemnify the Company, FMCH, and NMC against all liabilities of W.R. Grace & Co., whether relating to events occurring before or after the Merger, other than liabilities arising from or relating to NMC's operations. W.R. Grace & Co. and certain of its subsidiaries filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code (the “Grace Chapter 11 Proceedings”) on April 2, 2001.

Prior to and after the commencement of the Grace Chapter 11 Proceedings, class action complaints were filed against W.R. Grace & Co. and FMCH by plaintiffs claiming to be creditors of W.R. Grace & Co.-Conn., and by the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate in the Grace Chapter 11 Proceedings, alleging among other things that the Merger was a fraudulent conveyance, violated the uniform fraudulent transfer act and constituted a conspiracy. All such cases have been stayed and transferred to or are pending before the U.S. District Court as part of the Grace Chapter 11 Proceedings.

In 2003, the Company reached agreement with the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate and W.R. Grace & Co. in the matters pending in the Grace Chapter 11 Proceedings for the settlement of all fraudulent conveyance and tax claims against it and other claims related to the Company that arise out of the bankruptcy of W.R. Grace & Co. Under the terms of the settlement agreement as amended (the “Settlement Agreement”), fraudulent conveyance and other claims raised on behalf of asbestos claimants will be dismissed with prejudice and the Company will receive protection against existing and potential future W.R. Grace & Co. related claims, including fraudulent conveyance and asbestos claims, and indemnification against income tax claims related to the non-NMC members of the W.R. Grace & Co. consolidated tax group upon confirmation of a W.R. Grace & Co. bankruptcy reorganization plan that contains such provisions. Under the Settlement Agreement, the Company will pay a total of  $115,000 without interest to the W.R. Grace & Co. bankruptcy estate, or as otherwise directed by the Court, upon plan confirmation. No admission of liability has been or will be made. The Settlement Agreement has been approved by the U.S. District Court. On January 31, 2011, the U.S. Bankruptcy Court approved W.R. Grace & Co.'s plan of reorganization, including the Settlement Agreement, and recommended approval of the plan to the U.S. District Court. Subsequent to the Merger, W.R. Grace & Co. was involved in a multi-step transaction involving Sealed Air Corporation (“Sealed Air,” formerly known as Grace Holding, Inc.). The Company is engaged in litigation with Sealed Air to confirm its entitlement to indemnification from Sealed Air for all losses and expenses incurred by the Company relating to pre-Merger tax liabilities and Merger-related claims. Under the Settlement Agreement, upon final confirmation of a plan of reorganization that satisfies the conditions of the Company's payment obligation, this litigation will be dismissed with prejudice.

On April 4, 2003, FMCH filed a suit in the U. S. District Court for the Northern District of California, styled Fresenius USA, Inc., et al., v. Baxter International Inc., et al., Case No. C 03-1431, seeking a declaratory judgment that FMCH does not infringe patents held by Baxter International Inc. and its subsidiaries and affiliates (“Baxter”), that the patents are invalid, and that Baxter is without right or authority to threaten or maintain suit against FMCH for alleged infringement of Baxter's patents. In general, the asserted patents concern the use of touch screen interfaces for hemodialysis machines. Baxter filed counterclaims against FMCH seeking more than  $140,000 in monetary damages and injunctive relief, and alleging that FMCH willfully infringed on Baxter's patents. On July 17, 2006, the court entered judgment on a jury verdict in favor of FMCH finding that all the asserted claims of the Baxter patents are invalid as obvious and/or anticipated in light of prior art.

On February 13, 2007, the court granted Baxter's motion to set aside the jury's verdict in favor of FMCH and reinstated the patents and entered judgment of infringement. Following a trial on damages, the court entered judgment on November 6, 2007 in favor of Baxter on a jury award of  $14,300. On April 4, 2008, the court denied Baxter's motion for a new trial, established a royalty payable to Baxter of 10% of the sales price for continuing sales of FMCH's 2008K hemodialysis machines and 7% of the sales price of related disposables, parts and service beginning November 7, 2007, and enjoined sales of the touchscreen-equipped 2008K machine effective January 1, 2009. The Company appealed the court's rulings to the United States Court of Appeals for the Federal Circuit (“Federal Circuit”). In October 2008, the Company completed design modifications to the 2008K machine that eliminate any incremental hemodialysis machine royalty payment exposure under the original District Court order. On September 10, 2009, the Federal Circuit reversed the district court's decision and determined that the asserted claims in two of the three patents at issue are invalid. As to the third patent, the Federal Circuit affirmed the district court's decision; however, the Court also vacated the injunction and award of damages. These issues were remanded to the District Court for reconsideration in light of the invalidity ruling on most of the claims. As a result, FMCH is no longer required to fund the court-approved escrow account set up to hold the royalty payments ordered by the district court, although funds already contributed will remain in escrow until the case is finally concluded. On March 18, 2010, the U.S. Patent and Trademark Office (USPTO) and the Board of Patent Appeals and Interferences ruled in reexamination that the remaining Baxter patent is invalid. On October 5, 2010, Baxter appealed the Board's ruling to the Federal Circuit.

On April 28, 2008, Baxter filed suit in the U.S. District Court for the Northern District of Illinois, Eastern Division (Chicago), styled Baxter International, Inc. and Baxter Healthcare Corporation v. Fresenius Medical Care Holdings, Inc. and Fresenius USA, Inc., Case No. CV 2389, asserting that FMCH's hemodialysis machines infringe four patents issued in 2007 and 2008, all of which are based on one of the patents at issue in the April 2003 Baxter case described above. The new patents expire in April 2011 and relate to trend charts shown on touch screen interfaces and the entry of ultrafiltration profiles (ultrafiltration is the removing of liquid from a patient's body using osmotic pressure). This case is currently stayed pursuant to court order. The Company believes that its hemodialysis machines do not infringe any valid claims of the Baxter patents at issue. All the asserted patents now stand rejected in an ongoing reexamination at the USPTO.

On October 17, 2006, Baxter and DEKA Products Limited Partnership (DEKA) filed suit in the U.S. District Court for the Eastern District of Texas which was subsequently transferred to the Northern District of California, styled Baxter Healthcare Corporation and DEKA Products Limited Partnership v. Fresenius Medical Care Holdings, Inc. d/b/a Fresenius Medical Care North America and Fresenius USA, Inc., Case No. CV 438 TJW. The complaint alleged that FMCH's Liberty™ cycler infringes nine patents owned by or licensed to Baxter. During and after discovery, seven of the asserted patents were dropped from the suit. On July 28, 2010, at the conclusion of the trial, the jury returned a verdict in favor of FMCH finding that the Liberty™ cycler does not infringe any of the asserted claims of the Baxter patents. Baxter has asked the District Court to overturn the jury verdict.

A patent infringement action had been pending in Germany between Gambro Industries (“Gambro”) on the one side and D-GmbH and FMC-AG & Co. KGaA on the other side (hereinafter collectively “Fresenius Medical Care”). Fresenius Medical Care and Gambro have resolved this and other current patent infringement lawsuits between the parties by entering into respective settlements and a series of patent licenses between the parties.

Other Litigation and Potential Exposures

Renal Care Group, Inc. (“RCG”) is named as a nominal defendant in a complaint originally filed September 13, 2006 in the Chancery Court for the State of Tennessee Twentieth Judicial District at Nashville styled Indiana State District Council of Laborers and Hod Carriers Pension Fund v. Gary Brukardt et al. Following the trial court's dismissal of the complaint, plaintiff's appeal in part, and reversal in part by the appellate court, the cause of action purports to be a class action on behalf of former shareholders of RCG and seeks monetary damages only against the individual former directors of RCG. The individual defendants, however, may have claims for indemnification and reimbursement of expenses against the Company. The Company expects to continue as a defendant in the litigation, which is proceeding toward trial in the Chancery Court, and believes that defendants will prevail.

On July 17, 2007, resulting from an investigation begun in 2005, the United States Attorney filed a civil complaint in the United States District Court for the Eastern District of Missouri (St. Louis) against Renal Care Group, Inc., its subsidiary RCG Supply Company, and FMCH in its capacity as RCG's current corporate parent. The complaint seeks monetary damages and penalties with respect to issues arising out of the operation of RCG's Method II supply company through 2005, prior to FMCH's acquisition of RCG in 2006. The complaint is styled United States of America ex rel. Julie Williams et al. vs. Renal Care Group, Renal Care Group Supply Company and FMCH. On August 11, 2009, the Missouri District Court granted RCG's motion to transfer venue to the United States District Court for the Middle District of Tennessee (Nashville). On March 22, 2010, the Tennessee District Court entered judgment against defendants for approximately  $23,000 in damages and interest under the unjust enrichment count of the complaint but denied all relief under the six False Claims Act counts of the complaint. The Company appealed the Tennessee District Court's decision to the United States Court of Appeals for the Sixth Circuit and secured a stay of enforcement of the judgment pending appeal. The United States Attorney filed a cross appeal, but also asked the Tennessee District Court for an indicative or supplemental ruling. On June 23, 2010, the Tennessee District Court issued an indicative ruling to the effect that, if the case were remanded to the District Court, it would expect to enter a judgment under the False Claims Act against the Company for approximately  $104,000. On September 23, 2010, the Court of Appeals remanded the case to the Tennessee District Court to permit revision or supplementation of the original judgment, after which the Company may pursue its appeals to the Court of Appeals. The Company believes that RCG's operation of its Method II supply company was in compliance with applicable law, that no relief is due to the United States, and that its position in the litigation will ultimately be sustained.

On November 27, 2007, the United States District Court for the Western District of Texas (El Paso) unsealed and permitted service of two complaints previously filed under seal by a qui tam relator, a former FMCH local clinic employee. The first complaint alleged that a nephrologist unlawfully employed in his practice an assistant to perform patient care tasks that the assistant was not licensed to perform and that Medicare billings by the nephrologist and FMCH therefore violated the False Claims Act. The second complaint alleged that FMCH unlawfully retaliated against the relator by discharging her from employment constructively. The United States Attorney for the Western District of Texas declined to intervene and to prosecute on behalf of the United States. On March 30, 2010, the District Court issued final judgment in favor of defendants on all counts based on a jury verdict rendered on February 25, 2010 and on rulings of law made by the Court during the trial. The plaintiff has appealed from the District Court judgment.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of  $37,000, inclusive of interest and preserved our right to pursue claims in the United States Courts for refunds of all other disallowed deductions. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v United States. On June 24, 2010, the court denied FMCH's motion for summary judgment and the litigation is proceeding towards trial.

For the tax year 1997, the Company recognized an impairment of one of our subsidiaries which the German tax authorities disallowed in 2003 at the conclusion of its audit for the years 1996 and 1997. The Company has filed a complaint with the appropriate German court to challenge the tax authority's decision. In January 2011, the Company reached an agreement with the tax authorities, estimated to be slightly more favorable than the tax benefit recognized previously. The additional benefit will be recognized in 2011.

The IRS tax audits of FMCH for the years 2002 through 2006 have been completed. The IRS has disallowed all deductions taken during these audit periods related to intercompany mandatorily redeemable preferred shares. The Company has protested the disallowed deductions and will avail itself of all remedies. An adverse determination with respect to the disallowed deductions related to intercompany mandatorily redeemable preferred shares could have a material adverse effect on our results of operations and liquidity. In addition, the IRS proposed other adjustments which have been recognized in the financial statements.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other health care providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. The Company must also comply with the Anti-Kickback Statute, the False Claims Act, the Stark Law, and other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states.

In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence “whistle blower” actions. In May 2009, the scope of the False Claims Act was expanded and additional protections for whistle blowers and procedural provisions to aid whistle blowers' ability to proceed in a False Claims Act case were added. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, investigative demands, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of “whistle blower” actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees, deliberately or inadvertently, have submitted inadequate or false billings. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law and the False Claims Act, among other laws.

Physicians, hospitals and other participants in the health care industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

Accrued Special Charge for Legal Matters

At December 31, 2001, the Company recorded a pre-tax special charge of  $258,159 to reflect anticipated expenses associated with the defense and resolution of pre-Merger tax claims, Merger-related claims, and commercial insurer claims. The costs associated with the Settlement Agreement and settlements with insurers have been charged against this accrual. With the exception of the proposed  $115,000 payment under the Settlement Agreement in the Grace Chapter 11 Proceedings, all other matters included in the special charge have been resolved. While the Company believes that its remaining accrual reasonably estimates its currently anticipated costs related to the continued defense and resolution of this matter, no assurances can be given that its actual costs incurred will not exceed the amount of this accrual.

Financial Instruments	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

19. Financial Instruments

As a global supplier of dialysis services and products in more than 120 countries throughout the world, the Company is faced with a concentration of credit risks due to the nature of the reimbursement systems which are often provided by the governments of the countries in which the Company operates. Changes in reimbursement rates or the scope of coverage could have a material adverse effect on the Company's business, financial condition and results of operations and thus on its capacity to generate cash flow. In the past we experienced and, after the implementation of the new bundled reimbursement system in the U.S., also expect in the future generally stable reimbursements for our dialysis services. This includes the balancing of unfavorable reimbursement changes in certain countries with favorable changes in other countries. Due to the fact that a large portion of the Company's reimbursement is provided by public health care organizations and private insurers, the Company expects that most of its accounts receivables will be collectable, albeit somewhat more slowly in the International segment in the immediate future, particularly in countries which continue to be severely affected by the global financial crisis.

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company's non-derivative financial instruments at December 31, 2010, and December 31, 2009.

	2010		2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$522,870	$522,870	$301,225	$301,225
Accounts Receivable	2,687,234	2,687,234	2,558,795	2,558,795

Liabilities
Accounts payable	542,524	542,524	639,836	639,836
Short-term borrowings	670,671	670,671	316,344	316,344
Short-term borrowings from related parties	9,683	9,683	10,440	10,440
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	528,082	528,082	282,051	282,051
Amended 2006 Senior Credit Agreement	2,953,890	2,937,504	3,522,040	3,429,470
Euro Notes	267,240	276,756	288,120	299,621
Senior Notes	824,446	880,366	493,344	498,750
Trust Preferred Securities	625,549	643,828	656,096	688,026
Noncontrolling interests subject to put provisions	279,709	279,709	231,303	231,303

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, as noted in the captions shown in Note 9.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The fair values of the major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

The valuation of the noncontrolling interests subject to put provisions is determined using significant unobservable inputs (Level 3). See Note 12 for a discussion of the Company's methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

The credit risk exposure related to the company's financing receivables is insignificant and any impact on our operating results from allowances on credit losses of financing receivables can be considered immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in interest rates and foreign exchange rates. In order to manage the risk of interest rate and currency exchange rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though its operations are mainly in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. As of December 31, 2010 the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in accumulated other comprehensive income (loss) (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or SG&A for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled  $1,026,937 and  $1,076,217 at December 31, 2010 and December 31, 2009, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currency that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled  $1,607,312 and  $750,812 at December 31, 2010 and December 31, 2009, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of changes in interest rates. These interest rate derivatives are designated as cash flow hedges. The majority of the interest rate swap agreements effectively convert the major part of payments based on variable interest rates applicable to the Company's Amended 2006 Senior Credit Agreement denominated in U.S. dollars into payments at a fixed interest rate. The remaining interest rate swaps have been entered into in anticipation of future debt issuances. The swap agreements, all of which expire at various dates in 2011 and 2012, bear an average interest rate of 4.26%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

As of December 31, 2010 and 2009, the notional amounts of interest rate swaps in place were  $3,175,000 and  $2,400,000, respectively.

Derivative Financial Instruments Valuation

The following table shows the Company's derivatives at December 31, 2010 and December 31, 2009.

	December 31, 2010		December 31, 2009

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	3,703	(51,816)	8,899	(9,251)
Interest rate contracts (Dollar)	-	(51,604)	-	(305)
Interest rate contracts (Yen)	-	(0)	-	-
Non-current
Foreign exchange contracts	810	(486)	5,284	(830)
Interest rate contracts (Dollar)	-	(73,221)	-	(105,810)
Interest rate contracts (Yen)	-	-	-	(3)
Total	$4,513	$(177,127)	$14,183	$(116,199)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	3,517	(20,751)	7,696	(6,217)

Non-current
Foreign exchange contracts	509	(213)	9	-
Total	$4,026	$(20,964)	$7,705	$(6,217)

(1) As of December 31, 2010 and December 31, 2009, the valuation of the Company`s derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in the Codification.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the year ended December 31,			(Effective Portion) for the year ended December 31,
	2010	2009	(Effective Portion)	2010	2009

Interest rate contracts (Dollar)	$(18,710)	$42,832	Interest income/expense	$-	$(33)
Interest rate contracts (Yen)	2	6	Interest income/expense	-	-
Foreign exchange contracts	3,046	(6,785)	Costs of Revenue	7,553	(5,938)

	$(15,662)	$36,053		$7,553	$(5,971)

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the year ended December 31,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2010	2009

Foreign exchange contracts	Selling, general and administrative expense
		$72,454	$(3,309)
	Interest income/expense	(8,622)	3,883

		$63,832	$574

For foreign exchange derivatives, the Company expects to recognize  $3,745 of losses deferred in accumulated other comprehensive income at December 31, 2010, in earnings during the next twelve months.

The Company expects to incur additional interest expense of  $63,812 over the next twelve months which is currently deferred in accumulated other comprehensive income. This amount reflects the current fair value at December 31, 2010, of expected additional interest payments resulting from interest rate swaps entered into to reduce the volatility of interest payments for certain parts of the Amended 2006 Credit Agreement and for future debt issuances.

As of December 31, 2010, the Company had foreign exchange derivatives with maturities of up to 59 months and interest rate swaps with maturities of up to 20 months.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income (Loss)

20.        Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) for the years ended December 31, 2010, 2009, and 2008 are as follows:

	Year ended December 31, 2010			Year ended December 31, 2009			Year ended December 31, 2008
		Tax			Tax			Tax
	Pretax	Effect	Net	Pretax	Effect	Net	Pretax	Effect	Net
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	(15,662)	2,241	(13,421)	36,053	(16,419)	19,634	(107,316)	42,764	(64,552)
Reclassification adjustments	7,553	(1,928)	5,625	(5,971)	1,375	(4,596)	(924)	296	(628)
Total other comprehensive income (loss) relating to cash flow hedges:	(8,109)	313	(7,796)	30,082	(15,044)	15,038	(108,240)	43,060	(65,180)
Foreign-currency translation adjustment	(110,888)	0	(110,888)	82,545	0	82,545	(170,748)	0	(170,748)
Adjustments related to pension obligations	(35,654)	12,508	(23,146)	9,708	(3,927)	5,781	(28,551)	12,632	(15,919)
Other comprehensive income (loss)	$(154,651)	$12,821	$(141,830)	$122,335	$(18,971)	$103,364	$(307,539)	$55,692	$(251,847)

Business Segment Information	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

21.        Business Segment Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis services and manufacturing and distributing products and equipment for the treatment of end-stage renal disease. In the U.S., the Company also engages in performing clinical laboratory testing and providing inpatient dialysis services, and other services under contract to hospitals. The Company has aggregated the International and Asia Pacific operating segments as “International.” The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and the same products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate “corporate costs” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. The Company also regards income taxes to be outside the segment's control. In addition, certain acquisitions and intangible assets are not allocated to a segment but are accounted for as “corporate.”

	North America	International	Segment Total	Corporate	Total
2010

Net revenue external customers	$8,129,737	$3,923,301	$12,053,038	$452	$12,053,490
Inter - segment revenue	5,419	88,965	94,384	(94,384)	-
Revenue	8,135,156	4,012,266	12,147,422	(93,932)	12,053,490
Depreciation and amortization	(287,062)	(207,072)	(494,134)	(9,090)	(503,224)
Operating Income	1,385,651	677,630	2,063,281	(139,476)	1,923,805
Segment assets	11,720,495	4,787,479	16,507,974	586,687	17,094,661
thereof investments in equity method investees	243,452	6,921	250,373	-	250,373
Capital expenditures, acquisitions and investments (1)	524,330	608,263	1,132,593	155,374	1,287,967

2009

Net revenue external customers	$7,611,500	$3,635,373	$11,246,873	$604	$11,247,477
Inter - segment revenue	2,752	77,856	80,608	(80,608)	-
Revenue	7,614,252	3,713,229	11,327,481	(80,004)	11,247,477
Depreciation and amortization	(264,785)	(183,405)	(448,190)	(8,895)	(457,085)
Operating Income	1,249,769	636,665	1,886,434	(130,838)	1,755,596
Segment assets	11,202,999	4,253,058	15,456,057	365,258	15,821,315
thereof investments in equity method investees	-	5,795	5,795	-	5,795
Capital expenditures, acquisitions and investments (2)	422,537	338,000	760,537	1,182	761,719

2008

Net revenue external customers	$7,005,401	$3,606,270	$10,611,671	$652	$10,612,323
Inter - segment revenue	2,100	82,283	84,383	(84,383)	0
Revenue	7,007,501	3,688,553	10,696,054	(83,731)	10,612,323
Depreciation and amortization	(238,300)	(169,999)	(408,299)	(7,372)	(415,671)
Operating Income	1,168,173	616,034	1,784,207	(111,775)	1,672,432
Segment assets	10,960,264	3,557,247	14,517,511	402,165	14,919,676
thereof investments in equity method investees	0	4,396	4,396	0	4,396
Capital expenditures, acquisitions and investments (3)	497,612	358,930	856,542	107,287	963,829

(1) North America, International and Corporate acquisitions exclude $122,847, $32,935 and $2,125, respectively, of non-cash acquisitions and investments for 2010.
(2) International acquisitions exclude $4,151 of non-cash acquisitions for 2009.
(3) North America and International acquisitions exclude $ 22,542 and $ 24,710, respectively, of non-cash acquisitions and investments for 2008.

For the geographic presentation, revenues are attributed to specific countries based on the end user's location for products and the country in which the service is provided. Information with respect to the Company's geographic operations is set forth in the table below:

	Germany	North America	Rest of the World	Total

2010
Net revenue	$374,883	$8,129,737	$3,548,870	$12,053,490
Long-lived assets	471,537	9,236,166	2,139,877	11,847,580
	1	1	1	1
2009
Net revenue	$358,060	$7,611,500	$3,277,917	$11,247,477
Long-lived assets	350,194	8,864,165	1,809,114	11,023,473

2008
Net revenue	$350,995	$7,005,401	$3,255,927	$10,612,323
Long-lived assets	306,963	8,706,790	1,597,576	10,611,329

Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Supplementary Cash Flow Information

22. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	2010	2009	2008
Supplementary cash flow information:
Cash paid for interest	$264,525	$332,731	$357,295
Cash paid for income taxes(1)	$520,766	$425,945	$343,224
Cash inflow for income taxes from stock option exercises	$13,313	$8,123	$7,132

Supplemental disclosures of cash flow information :
Details for acquisitions:
Assets acquired	$(668,198)	$(241,745)	$(129,711)
Liabilities assumed	102,698	20,574	9,858
Noncontrolling interests	36,141	35,448	(3,706)
Notes assumed in connection with acquisition	31,666	4,151	2,490
Cash paid	(497,693)	(181,572)	(121,069)
Less cash acquired	16,318	7,059	714
Net cash paid for acquisitions	$(481,375)	$(174,513)	$(120,355)
(1) net of tax refund

Supplemental Condensed Combining Information	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

23. Supplemental Condensed Combining Information

In June 2001 FMC Trust Finance S.à.r.l. Luxembourg III, a wholly-owned subsidiary of FMC-AG & Co. KGaA, issued euro-denominated and U.S. dollar-denominated senior subordinated debt securities, fully and unconditionally guaranteed, jointly and severally, on a senior subordinated basis, by FMC-AG & Co. KGaA, D-GmbH and FMCH (D-GmbH and FMCH being the “Guarantor Subsidiaries”). The senior subordinated debt securities were issued to Fresenius Medical Care Capital Trust IV and Fresenius Medical Care Capital Trust V, statutory trusts organized under the laws of the State of Delaware, which issued trust preferred securities that were guaranteed by the Company through a series of undertakings by the Company and the Guarantor Subsidiaries, and the Company acquired all of the common securities of the trusts. In December 2004, the Company assumed the obligations of its wholly owned subsidiary as the issuer of the euro-denominated senior subordinated notes held by Capital Trust V.

In addition, FMC Finance III S.A., a wholly-owned subsidiary of the Company, is the obligor on 6⅞% senior notes which are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries and FMC Finance VI S.A., a wholly-owned subsidiary of the Company, is the obligor on 5.50% senior notes which are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries (see Note 9). The financial statements in this report present the financial condition, results of operations and cash flows of the Company, the obligor on the above-mentioned euro-denominated senior subordinated notes, on a consolidated basis as of December 31, 2010 and 2009 and for the years ended December 31, 2010 and 2009. The following combining financial information for the Company is as of December 31, 2010 and December 31, 2009 and for the years ended December 31, 2010 and 2009, segregated between FMC Finance III S.A. and FMC Finance VI S.A. as issuers, the Company, D-GmbH and FMCH as guarantors, and each of the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the year ended December 31, 2010
	Issuer		Guarantors
	FMC Finance III	FMC Finance VI	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$-	$1,587,720	$-	$12,744,881	$(2,279,111)	$12,053,490
Cost of revenue	-	-	-	1,022,617	-	9,148,969	(2,262,817)	7,908,769
Gross profit	-	-	-	565,103	-	3,595,912	(16,294)	4,144,721
Operating expenses (income):
Selling, general and administrative	31	39	113,176	158,538	20,158	1,843,202	(10,760)	2,124,384
Research and development	-	-	-	62,435	-	34,097	-	96,532
Operating (loss) income	(31)	(39)	(113,176)	344,130	(20,158)	1,718,613	(5,534)	1,923,805
Other (income) expense:
Interest, net	(719)	(545)	39,113	2,388	56,047	192,183	(8,403)	280,064
Other, net	-	-	(1,200,299)	210,649	(664,020)	-	1,653,670	-
Income (loss) before income taxes	688	506	1,048,010	131,093	587,815	1,526,430	(1,650,801)	1,643,741
Income tax expense (benefit)	196	143	69,493	99,957	(30,025)	634,911	(196,330)	578,345
Net income (loss)	492	363	978,517	31,136	617,840	891,519	(1,454,471)	1,065,396
Net income attributable to Noncontrolling interests	-	-	-	-	-	-	86,879	86,879
Net income (loss) attributable to FMC-AG & Co. KGaA	$492	$363	$978,517	$31,136	$617,840	$891,519	$(1,541,350)	$978,517

	At December 31, 2010
	Issuer		Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC Finance III	FMC Finance VI	FMC - AG & Co. KGaA	D-GmbH	FMCH

Current assets:
Cash and cash equivalents	$123	$7	$147,177	$225	$-	$342,394	$32,944	$522,870
Trade accounts receivable, less allowance for doubtful accounts	-	-	-	157,755	-	2,415,503	-	2,573,258
Accounts receivable from related parties	16,542	8,971	2,418,066	667,484	441,601	2,817,556	(6,256,244)	113,976
Inventories	-	-	-	184,948	-	711,053	(86,904)	809,097
Prepaid expenses and other current assets	1	1	111,594	11,341	50	662,187	(1,943)	783,231
Deferred taxes	-	-	14,221	-	-	317,644	18,297	350,162
Total current assets	16,666	8,979	2,691,058	1,021,753	441,651	7,266,337	(6,293,850)	5,152,594

Property, plant and equipment, net	-	-	390	168,939	-	2,458,364	(100,401)	2,527,292
Intangible assets	-	-	428	65,684	-	626,432	-	692,544
Goodwill	-	-	-	65,315	-	8,075,153	-	8,140,468
Deferred taxes	-	-	9,463	4,693	-	121,875	(42,863)	93,168
Other assets	494,231	330,215	7,201,295	644,523	9,320,731	(6,911,510)	(10,590,890)	488,595
Total assets	$510,897	$339,194	$9,902,634	$1,970,907	$9,762,382	$11,636,651	$(17,028,004)	$17,094,661

Current liabilities:
Accounts payable	$-	$-	$5,738	$22,387	$-	$392,512	$-	$420,637
Accounts payable to related parties	229	-	952,141	670,613	1,538,658	3,210,393	(6,250,147)	121,887
Accrued expenses and other current liabilities	15,866	8,457	122,000	94,978	2,054	1,284,105	9,963	1,537,423
Short-term borrowings	-	-	121	-	-	670,550	-	670,671
Short-term borrowings from related parties	-	-	-	-	-	2,004	7,679	9,683
Current portion of long-term debt and capital lease obligations	-	-	106,862	-	101,145	55,975	-	263,982
Company obligated mandatorily redeemable
preferred securities of subsidiary Fresenius
Medical Care Capital Trusts holding solely
Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	-	625,549	-	625,549
Income tax payable	24	144	54,366	-	-	62,360	648	117,542
Deferred taxes	-	-	-	5,513	-	27,143	(10,307)	22,349
Total current liabilities	16,119	8,601	1,241,228	793,491	1,641,857	6,330,591	(6,242,164)	3,789,723

Long term debt and capital lease obligations, less current portion	494,231	330,215	870,348	-	1,357,745	3,739,390	(2,482,253)	4,309,676
Long term borrowings from related parties	-	-	334,428	208,368	494,231	400,883	(1,437,910)	-
Other liabilities	-	-	73,382	11,241	-	184,542	24,850	294,015
Pension liabilities	-	-	4,933	143,362	-	41,855	-	190,150
Income tax payable	-	-	1,057	-	-	75,055	124,469	200,581
Deferred taxes	-	-	-	-	-	522,521	(15,625)	506,896
Total liabilities	510,350	338,816	2,525,376	1,156,462	3,493,833	11,294,837	(10,028,633)	9,291,041

Noncontrolling interests subject to put provisions	-	-	-	-	-	279,709	-	279,709
Total FMC-AG & Co. KGaA shareholders' equity	547	378	7,377,258	814,445	6,268,549	(84,548)	(6,999,371)	7,377,258
Noncontrolling interests not subject to put provisions	-	-	-	-	-	146,653	-	146,653
Total equity	547	378	7,377,258	814,445	6,268,549	62,105	(6,999,371)	7,523,911
Total liabilities and equity	$510,897	$339,194	$9,902,634	$1,970,907	$9,762,382	$11,636,651	$(17,028,004)	$17,094,661

	For the year ended December 31, 2010
	Issuer		Guarantors
	FMC Finance III	FMC Finance VI	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$492	$363	$978,517	$31,136	$617,840	$891,519	$(1,454,471)	$1,065,396
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	-	(683,735)	-	(664,020)	-	1,347,755	-
Depreciation and amortization	-	-	1,452	47,161	888	476,647	(22,924)	503,224
Change in deferred taxes, net	-	-	(9,645)	(2,636)	-	30,710	(3,742)	14,687
(Gain) loss on sale of fixed assets and investments	-	-	(18)	155	-	(6,653)	-	(6,516)
Loss (gain) on investments	-	-	883	28	-	225	(1,136)	-
Compensation expense related to stock options	-	-	27,981	-	-	-	-	27,981
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	-	(11,037)	-	(289,237)	-	(300,274)
Inventories	-	-	-	6,063	-	7,082	5,181	18,326
Prepaid expenses and other current and non-current assets	-	-	(355)	804	10,725	(70,862)	(617)	(60,305)
Accounts receivable from / payable to related parties	30	(8,901)	76,758	105,072	34,394	(319,995)	103,603	(9,039)
Accounts payable, accrued expenses and other current and non-current liabilities	(6)	8,365	31,784	22,268	1,263	56,439	4,166	124,279
Income tax payable	(6)	143	24,179	-	(30,025)	(21,344)	17,419	(9,634)
Net cash provided by (used in) operating activities	510	(30)	447,801	199,014	(28,935)	754,531	(4,766)	1,368,125

Investing Activities:
Purchases of property, plant and equipment	-	-	(340)	(31,749)	-	(522,514)	30,974	(523,629)
Proceeds from sale of property, plant and equipment	-	-	30	1,099	-	14,979	-	16,108
Disbursement of loans to related parties	-	(327,045)	227,151	180	314,665	-	(214,951)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	-	(273,710)	(19,881)	-	(614,049)	143,302	(764,338)
Proceeds from divestitures	-	-	132,823	-	-	14,245	(233)	146,835
Net cash (used in) provided by investing activities	-	(327,045)	85,954	(50,351)	314,665	(1,107,339)	(40,908)	(1,125,024)

Financing Activities:
Short-term borrowings, net	-	-	-	(148,617)	-	171,078	-	22,461
Long-term debt and capital lease obligations, net	-	327,045	(146,443)	-	(285,730)	(235,418)	214,951	(125,595)
(Decrease) increase of accounts receivable securitization program	-	-	-	-	-	296,000	-	296,000
Proceeds from exercise of stock options	-	-	96,204	-	-	13,314	-	109,518
Dividends paid	(495)	-	(231,967)	-	-	(6,193)	6,688	(231,967)
Capital increase (decrease)	-	-	-	-	-	143,069	(143,069)	-
Distributions to Noncontrolling interests	-	-	-	-	-	(111,550)	-	(111,550)
Contributions from Noncontrolling interests	-	-	-	-	-	26,416	-	26,416
Net cash (used in) provided by financing activities	(495)	327,045	(282,206)	(148,617)	(285,730)	296,716	78,570	(14,717)

Effect of exchange rate changes on cash and cash equivalents	-	(4)	(104,396)	(15)	-	97,628	48	(6,739)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	15	(34)	147,153	31	-	41,536	32,944	221,645
Cash and cash equivalents at beginning of period	108	41	24	194	-	300,858	-	301,225
Cash and cash equivalents at end of period	$123	7	$147,177	$225	$-	$342,394	$32,944	$522,870

	For the year ended December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,521,831	$-	$12,041,002	$(2,315,356)	$11,247,477
Cost of revenue	-	-	997,257	-	8,734,160	(2,315,452)	7,415,965
Gross profit	-	-	524,574	-	3,306,842	96	3,831,512
Operating expenses (income):
Selling, general and administrative	28	87,774	173,215	(19,877)	1,753,586	(12,620)	1,982,106
Research and development	-	-	64,911	-	28,899	-	93,810
Operating (loss) income	(28)	(87,774)	286,448	19,877	1,524,357	12,716	1,755,596
Other (income) expense:
Interest, net	(720)	35,184	6,070	56,269	231,559	(28,399)	299,963
Other, net	-	(1,032,515)	190,345	(560,286)	-	1,402,456	-
Income (loss) before income taxes	692	909,557	90,033	523,894	1,292,798	(1,361,341)	1,455,633
Income tax expense (benefit)	197	18,419	86,728	(14,338)	518,329	(118,922)	490,413
Net income (loss)	495	891,138	3,305	538,232	774,469	(1,242,419)	965,220
Net income attributable to Noncontrolling interests	-	-	-	-	-	74,082	74,082
Net income (loss) attributable to FMC-AG & Co. KGaA	$495	$891,138	$3,305	$538,232	$774,469	$(1,316,501)	$891,138

	At December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Current assets:
Cash and cash equivalents	$108	$24	$194	$-	$286,205	$14,694	$301,225
Trade accounts receivable, less allowance for doubtful accounts	-	-	158,089	-	2,128,308	(488)	2,285,909
Accounts receivable from related parties	16,543	1,837,748	628,819	539,867	2,600,656	(5,350,747)	272,886
Inventories	-	-	202,837	-	701,429	(82,612)	821,654
Prepaid expenses and other current assets	1	110,117	16,072	50	608,990	(5,924)	729,306
Deferred taxes	-	-	-	-	294,214	22,606	316,820
Total current assets	16,652	1,947,889	1,006,011	539,917	6,619,802	(5,402,471)	4,727,800

Property, plant and equipment, net	-	266	191,445	-	2,322,145	(94,286)	2,419,570
Intangible assets	-	622	50,263	-	808,310	-	859,195
Goodwill	-	-	3,508	-	7,507,926	-	7,511,434
Deferred taxes	-	-	-	-	91,346	(26,597)	64,749
Other assets	493,344	7,001,455	1,193,451	8,910,859	(6,023,422)	(11,337,120)	238,567
Total assets	$509,996	$8,950,232	$2,444,678	$9,450,776	$11,326,107	$(16,860,474)	$15,821,315

Current liabilities:
Accounts payable	$4	$217	$19,131	$-	$343,055	$-	$362,407
Accounts payable to related parties	200	867,147	600,951	1,500,829	2,672,902	(5,364,600)	277,429
Accrued expenses and other current liabilities	15,868	42,304	98,966	791	1,178,644	(1,020)	1,335,553
Short-term borrowings	-	130	-	-	316,214	-	316,344
Short-term borrowings from related parties	-	-	-	-	2,161	8,279	10,440
Current portion of long-term debt and capital lease obligations	-	-	-	133,866	23,768	-	157,634
Income tax payable	30	32,342	-	-	83,958	648	116,978
Deferred taxes	-	2,569	8,692	-	24,288	(2,619)	32,930
Total current liabilities	16,102	944,709	727,740	1,635,486	4,644,990	(5,359,312)	2,609,715

Long term debt and capital lease obligations, less current portion	493,344	1,063,346	-	1,576,242	4,096,766	(2,801,777)	4,427,921
Long term borrowings from related parties	-	4,543	226,936	493,344	430,743	(1,155,566)	-
Other liabilities	-	105,810	7,693	-	170,121	23,488	307,112
Pension liabilities	-	3,702	114,666	-	28,959	-	147,327
Income tax payable	-	1,139	-	-	100,917	113,865	215,921
Deferred taxes	-	6,051	3,110	-	428,448	(10,079)	427,530
Company obligated mandatorily redeemable
preferred securities of subsidiary Fresenius
Medical Care Capital Trusts holding solely
Company-guaranteed debentures of subsidiary	-	-	-	-	656,096	-	656,096
Total liabilities	509,446	2,129,300	1,080,145	3,705,072	10,557,040	(9,189,381)	8,791,622

Noncontrolling interests subject to put provisions	-	-	-	-	231,303	-	231,303
Total FMC-AG & Co. KGaA shareholders' equity	550	6,820,932	1,364,533	5,745,704	414,661	(7,671,093)	6,675,287
Noncontrolling interests not subject to put provisions	-	-	-	-	123,103	-	123,103
Total equity	550	6,820,932	1,364,533	5,745,704	537,764	(7,671,093)	6,798,390
Total liabilities and equity	$509,996	$8,950,232	$2,444,678	$9,450,776	$11,326,107	$(16,860,474)	$15,821,315

	For the year ended December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$495	$891,138	$3,305	$538,232	$774,469	$(1,242,419)	$965,220
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(635,395)	-	(560,286)	-	1,195,681	-
Depreciation and amortization	-	1,470	38,029	888	439,196	(22,498)	457,085
Change in deferred taxes, net	-	23,191	4,707	-	(15,491)	9,595	22,002
Loss (gain) on sale of fixed assets and investments	-	-	411	-	(353)	-	58
Loss (gain) on investments	-	7,063	-	-	-	(7,063)	-
Write-off of loans from related parties	-	50	-	-	-	(50)	-
Compensation expense related to stock options	-	33,746	-	-	-	-	33,746
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,874)	-	(28,120)	-	(41,994)
Inventories	-	-	(27,435)	-	(49,213)	(12,285)	(88,933)
Prepaid expenses and other current and non-current assets	-	(37,138)	9,921	(18,344)	(93,954)	(7,590)	(147,105)
Accounts receivable from / payable to related parties	208	(388,546)	7,308	39,091	256,906	79,315	(5,718)
Accounts payable, accrued expenses and other current and non-current liabilities	(15)	16,210	12,731	(1,149)	38,065	5,250	71,092
Income tax payable	(160)	(23,961)	-	(14,338)	71,931	39,692	73,164
Net cash provided by (used in) operating activities	528	(112,172)	35,103	(15,906)	1,393,436	37,628	1,338,617

Investing Activities:
Purchases of property, plant and equipment	-	(152)	(65,684)	-	(537,167)	29,397	(573,606)
Proceeds from sale of property, plant and equipment	-	-	731	-	10,999	-	11,730
Disbursement of loans to related parties	-	(7,270)	178	17,240	-	(10,148)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(11,841)	(1,900)	-	(185,878)	11,506	(188,113)
Proceeds from divestitures	-	13,380	-	-	1,965	36,620	51,965
Net cash (used in) provided by investing activities	-	(5,883)	(66,675)	17,240	(710,081)	67,375	(698,024)

Financing Activities:
Short-term borrowings, net	-	(95,795)	31,716	-	10,943	(108,439)	(161,575)
Long-term debt and capital lease obligations, net	-	396,013	-	(1,334)	(261,528)	10,148	143,299
(Decrease) increase of accounts receivable securitization program	-	-	-	-	(325,000)	-	(325,000)
Proceeds from exercise of stock options	-	64,271	-	-	8,123	-	72,394
Dividends paid	(443)	(231,940)	-	-	(5,321)	5,764	(231,940)
Capital increase (decrease)	-	-	-	-	(1,874)	1,874	-
Distributions to Noncontrolling interests	-	-	-	-	(68,004)	-	(68,004)
Contributions from Noncontrolling interests	-	-	-	-	12,699	-	12,699
Net cash (used in) provided by financing activities	(443)	132,549	31,716	(1,334)	(629,962)	(90,653)	(558,127)

Effect of exchange rate changes on cash and cash equivalents	-	(14,470)	6	-	11,590	49	(2,825)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	85	24	150	-	64,983	14,399	79,641
Cash and cash equivalents at beginning of period	23	-	44	-	221,517	-	221,584
Cash and cash equivalents at end of period	$108	$24	$194	$-	$286,500	$14,399	$301,225

	For the year ended December 31, 2008
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,745,311	$-	$11,218,494	$(2,351,482)	$10,612,323
Cost of revenue	-	-	1,082,077	-	8,215,977	(2,314,579)	6,983,475
Gross profit	-	-	663,234	-	3,002,517	(36,903)	3,628,848
Operating expenses (income):
Selling, general and administrative	93	49,245	208,299	(5,503)	1,600,385	23,658	1,876,177
Research and development	-	-	55,448	-	24,791	-	80,239
Operating (loss) income	(93)	(49,245)	399,487	5,503	1,377,341	(60,561)	1,672,432
Other (income) expense:
Interest, net	(721)	13,597	14,565	79,688	260,600	(30,987)	336,742
Other, net	-	(945,938)	255,501	(568,804)	-	1,259,241	-
Income (loss) before income taxes	628	883,096	129,421	494,619	1,116,741	(1,288,815)	1,335,690
Income tax expense (benefit)	185	65,489	114,279	(29,118)	376,169	(51,302)	475,702
Net income (loss)	443	817,607	15,142	523,737	740,572	(1,237,513)	859,988
Net income attributable to Noncontrolling interests	-	-	-	-	-	42,381	42,381
Net income (loss) attributable to FMC-AG & Co. KGaA	$443	$817,607	$15,142	$523,737	$740,572	$(1,279,894)	$817,607

	For the year ended December 31, 2008
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$443	$817,607	$15,142	$523,737	$740,572	$(1,237,513)	$859,988
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(462,412)	-	(568,804)	-	1,031,216	-
Depreciation and amortization	-	1,472	40,895	888	393,558	(21,142)	415,671
Change in deferred taxes, net	-	(7,951)	3,169	-	97,726	40,103	133,047
(Gain) loss on sale of fixed assets and investments	-	(422)	(55)	-	(21,009)	422	(21,064)
Write-up of loans from related parties	-	(17,727)	-	-	-	17,727	-
Compensation expense related to stock options	-	31,879	-	-	-	-	31,879
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(34,889)	-	(207,078)	-	(241,967)
Inventories	-	-	(27,549)	-	(82,328)	15,765	(94,112)
Prepaid expenses and other current and non-current assets	-	(32,757)	(25,384)	(3,964)	(30,156)	8,172	(84,089)
Accounts receivable from / payable to related parties	899	(318,373)	43,853	34,620	104,895	166,358	32,252
Accounts payable, accrued expenses and other current and non-current liabilities	(1,237)	1,140	22,438	(4,538)	(38,463)	3,620	(17,040)
Income tax payable	96	(49,994)	-	(29,118)	91,779	(10,930)	1,833
Net cash provided by (used in) operating activities	201	(37,538)	37,620	(47,179)	1,049,496	13,798	1,016,398

Investing Activities:
Purchases of property, plant and equipment	-	(186)	(77,381)	-	(646,396)	36,607	(687,356)
Proceeds from sale of property, plant and equipment	-	16	1,348	-	12,482	-	13,846
Disbursement of loans to related parties	-	(123,908)	177	164,746	-	(41,015)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(36,148)	(39,721)	-	(186,477)	(14,127)	(276,473)
Proceeds from divestitures	-	-	-	-	58,582	-	58,582
Net cash (used in) provided by investing activities	-	(160,226)	(115,577)	164,746	(761,809)	(18,535)	(891,401)

Financing Activities:
Short-term borrowings, net	-	36,847	78,179	-	(123,064)	-	(8,038)
Long-term debt and capital lease obligations, net	-	366,231	(221)	(117,567)	(644,378)	41,015	(354,920)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	454,000	-	454,000
Proceeds from exercise of stock options	-	36,755	-	-	7,132	-	43,887
Dividends paid	(222)	(252,395)	-	-	163	59	(252,395)
Capital increase (decrease)	-	-	-	-	35,873	(35,873)	-
Distributions to Noncontrolling interests	-	-	-	-	(38,592)	-	(38,592)
Net cash (used in) provided by financing activities	(222)	187,438	77,958	(117,567)	(308,866)	5,201	(156,058)

Effect of exchange rate changes on cash and cash equivalents	-	10,326	(2)	-	(2,419)	50	7,955
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	(21)	-	(1)	-	(23,598)	514	(23,106)
Cash and cash equivalents at beginning of period	44	-	45	-	244,601	-	244,690
Cash and cash equivalents at end of period	$23	$-	$44	$-	$221,003	$514	$221,584

The Company, Basis of Presentation, Significant Accounting Policies and Health Care Reform (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include all companies in which the Company has legal or effective control. In addition, the Company consolidates variable interest entities (“VIEs”) for which it is deemed the primary beneficiary. In accordance with current accounting principles, the Company also consolidates certain clinics that it manages and financially controls. The equity method of accounting is used for investments in associated companies (20% to 50% owned). Noncontrolling interests represent the proportionate equity interests of owners in the Company's consolidated entities that are not wholly owned. All significant intercompany transactions and balances have been eliminated.

The Company entered into various arrangements with certain dialysis clinics and a dialysis product distributor to provide management services, financing and product supply. The dialysis clinics and the dialysis product distributor have either negative equity or are unable to provide their own funding and operations. Therefore, the Company has agreed to fund their operations through loans. The compensation for the funding can carry interest, exclusive product supply agreements or the Company is entitled to a pro rata share of profits, if any, and has a right of first refusal in the event the owners sell the business or assets. These clinics and the dialysis product distributor are VIEs in which the Company has been determined to be the primary beneficiary and which therefore have been fully consolidated. They generated approximately  $132,697,  $112,573 and  $111,854 in revenue in 2010, 2009, and 2008, respectively. The Company provided funding to these VIEs through loans and accounts receivable of  $110,600 and  $42,300 in 2010 and 2009, respectively. The table below shows the carrying amounts of the assets and liabilities of these VIEs at December 31, 2010 and 2009:

	2010	2009
Trade accounts receivable, net	$60,070	$50,730
Other current assets	26,981	20,029
Property, plant and equipment, intangible assets & other non-current assets	29,597	13,841
Goodwill	56,883	21,606
Accounts payable, accrued expenses and other liabilities	(105,662)	(42,931)
Non-current loans to related parties	(12,998)	(17,016)
Equity	(54,870)	(46,258)

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents comprise cash funds and all short-term, liquid investments with original maturities of up to three months.
Allowance for Doubtful Accounts

  Allowance for Doubtful Accounts

Estimates for the allowances for accounts receivable from the dialysis care business are based mainly on past collection history. Specifically, the allowances for the North America services division are based on an analysis of collection experience, recognizing the differences between payors and aging of accounts receivable. From time to time, accounts receivable are reviewed for changes from the historic collection experience to ensure the appropriateness of the allowances. The allowances in the International Segment and the products business are based on estimates and consider various factors, including aging, debtor and past collection history.

Inventories

  Inventories

Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or market value (see Note 4). Costs included in inventories are based on invoiced costs and/or production costs as applicable. Included in production costs are material, direct labor and production overhead, including depreciation charges.

Property, Plant and Equipment

  Property, Plant and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation (see Note 5). Significant improvements are capitalized; repairs and maintenance costs that do not extend the useful lives of the assets are charged to expense as incurred. Property and equipment under capital leases are stated at the present value of future minimum lease payments at the inception of the lease, less accumulated depreciation. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 5 to 50 years for buildings and improvements with a weighted average life of 12 years and 3 to 15 years for machinery and equipment with a weighted average life of 10 years. Equipment held under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment. The Company capitalizes interest on borrowed funds during construction periods. Interest capitalized during 2010, 2009, and 2008 was  $5,918,  $10,395 and  $8,723, respectively.

Intangible Assets and Goodwill

  Intangible Assets and Goodwill

Intangible assets such as non-compete agreements, technology, distribution rights, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, trade names, management contracts, application software, acute care agreements, lease agreements, and licenses acquired in an acquisition method business combination are recognized and reported apart from goodwill (see Note 6).

Goodwill and identifiable intangibles with indefinite useful lives are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified trade names and certain qualified management contracts as intangible assets with indefinite useful lives because, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company. Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values. The Company amortizes non-compete agreements over their average useful life of 8 years. Technology is amortized over its useful life of 15 years. Licenses to manufacture, distribute and sell pharmaceutical drugs are amortized over their average useful life of 13 years. All other intangible assets are amortized over their weighted average useful lives of 6 years. The average useful life of all amortizable intangible assets is 11 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment.

To perform the annual impairment test of goodwill, the Company identified its reporting units and determined their carrying value by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. A reporting unit is usually defined one level below the segment level based on regions or legal entities. Two reporting units were identified in the segment North America (Renal Therapy Group and Fresenius Medical Services). The segment International is divided into two reporting units (Europe and Latin America), while only one reporting unit exists in the segment Asia Pacific.

In a first step, the Company compares the fair value of a reporting unit to its carrying amount. Fair value is determined using estimated future cash flows for the unit discounted by an after-tax weighted average cost of capital (“WACC”) specific to that reporting unit. Estimating the discounted future cash flows involves significant assumptions, especially regarding future reimbursement rates and sales prices, number of treatments, sales volumes and costs. In determining discounted cash flows, the Company utilizes for every reporting unit, its three-year budget, projections for years 4 to 10 and a corresponding growth rate for all remaining years. Projections for up to ten years are possible due to the stability of the Company's business which, due to the non-discretionary nature of the healthcare services we provide, the need for products utilized to provide such services and the availability of government reimbursement for a substantial portion of our services, has been largely independent of the economic cycle. The reporting units' respective expected growth rates for the period beyond ten years are: Renal Therapy Group 1%, Fresenius Medical Services 1%, Europe 0%, Latin America 4%, and Asia Pacific 4%. The discount factor is determined by the WACC of the respective reporting unit. The Company's WACC consists of a basic rate of 6.38% for 2010. The basic rate is then adjusted by a country-specific risk rate within each reporting unit. In 2010, WACCs for the reporting units ranged from 6.38% to 13.56%.

In the case that the fair value of the reporting unit is less than its book value, a second step is performed which compares the fair value of the reporting unit's goodwill to the carrying value of its goodwill. If the fair value of the goodwill is less than the book value, the difference is recorded as an impairment.

To evaluate the recoverability of intangible assets with indefinite useful lives, the Company compares the fair values of intangible assets with their carrying values. An intangible asset's fair value is determined using a discounted cash flow approach or other methods, if appropriate.

Derivative Financial Instruments

  Derivative Financial Instruments

Derivative financial instruments which primarily include foreign currency forward contracts and interest rate swaps are recognized as assets or liabilities at fair value in the balance sheet (see Note 19). Changes in the fair value of derivative financial instruments classified as fair value hedges and in the corresponding underlyings are recognized periodically in earnings. The effective portion of changes in fair value of cash flow hedges is recognized in accumulated other comprehensive income (loss) in shareholders' equity. The ineffective portion of cash flow hedges is recognized in current net earnings. The change in fair value of derivatives that do not qualify for hedge accounting are recorded in the income statement and usually offset the changes in value recorded in the income statement for the underlying asset or liability.

Foreign Currency Translation

  Foreign Currency Translation

For purposes of these consolidated financial statements, the U.S. dollar is the reporting currency. Substantially all assets and liabilities of the parent company and all non-U.S. subsidiaries are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in accumulated other comprehensive income (loss). In addition, the translation adjustments of certain intercompany borrowings, which are considered foreign equity investments, are reported in accumulated other comprehensive income (loss).

Revenue Recognition Policy

  Revenue Recognition Policy

Dialysis care revenues are recognized on the date services and related products are provided and the payor is obligated to pay at amounts estimated to be received under reimbursement arrangements with third party payors. Medicare and Medicaid in North America and programs involving other government payors in the International Segment are billed at pre-determined rates per treatment that are established by statute or regulation. Most non-governmental payors are billed at our standard rates for services net of contractual allowances to reflect the estimated amounts to be received under reimbursement arrangements with these payors.

Dialysis product revenues are recognized when title to the product passes to the customers either at the time of shipment, upon receipt by the customer or upon any other terms that clearly define passage of title. As product returns are not typical, no return allowances are established. In the event a return is required, the appropriate reductions to sales, accounts receivables and cost of sales are made. Sales are stated net of discounts and rebates.

A minor portion of International Segment product revenues is generated from arrangements which give the customer, typically a health care provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. In this type of contract, FMC-AG & Co. KGaA does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables. In certain other contracts of this type, the contract is structured as a sales type lease whereby ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for sales type leases.

Any tax assessed by a governmental authority that is incurred as a result of a revenue transaction (e.g. sales tax) is excluded from revenues and the related revenue is reported on a net basis.

Research and Development expenses	Research and Development expenses Research and development expenses are expensed as incurred.
Income Taxes

  Income Taxes

The Company recognizes deferred tax assets and liabilities for future consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis as well as on consolidation procedures affecting net income and tax loss carryforwards which are more likely than not to be utilized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The recognition of deferred tax assets from net operating losses and their utilization is based on the budget planning of the Company and implemented tax strategies. A valuation allowance is recorded to reduce the carrying amount of the deferred tax assets unless it is more likely than not that such assets will be realized (see Note 16).

It is the Company's policy to recognize interest and penalties related to its tax positions as income tax expense.

Impairment

  Impairment

The Company reviews the carrying value of its long-lived assets or asset groups with definite useful lives to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying value of an asset to the future net cash flows directly associated with the asset. If assets are considered to be impaired, the impairment recognized is the amount by which the carrying value exceeds the fair value of the asset. The Company uses a discounted cash flow approach or other methods, if appropriate, to assess fair value.

Long-lived assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Long-lived assets to be disposed of other than by sale are considered to be held and used until disposal.

For the Company's policy related to goodwill impairment, see 1f) above.

Debt Issuance Costs	Debt Issuance Costs Costs related to the issuance of debt are amortized over the term of the related obligation (see Note 9).
Self-Insurance Programs

  Self-Insurance Programs

Under the insurance programs for professional, product and general liability, auto liability and worker's compensation claims, the Company's largest subsidiary is partially self-insured for professional liability claims. For all other coverages, the Company assumes responsibility for incurred claims up to predetermined amounts above which third party insurance applies. Reported liabilities for the year represent estimated future payments of the anticipated expense for claims incurred (both reported and incurred but not reported) based on historical experience and existing claim activity. This experience includes both the rate of claims incidence (number) and claim severity (cost) and is combined with individual claim expectations to estimate the reported amounts.

Use of Estimates

  Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Risk

  Concentration of Risk

The Company is engaged in the manufacture and sale of products for all forms of kidney dialysis, principally to health care providers throughout the world, and in providing kidney dialysis treatment, clinical laboratory testing, and other medical ancillary services. The Company performs ongoing evaluations of its customers' financial condition and, generally, requires no collateral.

Approximately 32%, 33% and 35% of the Company's worldwide revenues were earned and subject to regulations under Medicare and Medicaid, governmental health care programs administered by the United States government in 2010, 2009, and 2008, respectively.

See Note 4 for concentration of supplier risks.

Legal Contingencies

  Legal Contingencies

From time to time, during the ordinary course of the Company's operations, the Company is party to litigation and arbitration and is subject to investigations relating to various aspects of its business (see Note 18). The Company regularly analyzes current information about such claims for probable losses and provides accruals for such matters, including the estimated legal expenses and consulting services in connection with these matters, as appropriate. The Company utilizes its internal legal department as well as external resources for these assessments. In making the decision regarding the need for loss accrual, the Company considers the degree of probability of an unfavorable outcome and its ability to make a reasonable estimate of the amount of loss.

The filing of a suit or formal assertion of a claim or assessment, or the disclosure of any such suit or assertion, does not necessarily indicate that accrual of a loss is appropriate.

Earnings per Ordinary share and Preference share

  Earnings per Ordinary share and Preference share

Basic earnings per ordinary share and basic earnings per preference share for all years presented have been calculated using the two-class method based upon the weighted average number of ordinary and preference shares outstanding. Basic earnings per share is computed by dividing net income less preference amounts by the weighted average number of ordinary shares and preference shares outstanding during the year. Basic earnings per preference share is derived by adding the preference per preference share to the basic earnings per share. Diluted earnings per share include the effect of all potentially dilutive instruments on ordinary shares and preference shares that would have been outstanding during the year.

The awards granted under the Company's stock incentive plans (see Note 15), are potentially dilutive equity instruments.

Employee Benefit Plans

  Employee Benefit Plans

The Company recognizes the underfunded status of its defined benefit plans, measured as the difference between plan assets at fair value and the benefit obligation, as a liability. Changes in the funded status of a plan, net of tax, resulting from actuarial gains or losses and prior service costs or credits that are not recognized as components of the net periodic benefit cost will be recognized through accumulated other comprehensive income in the year in which they occur. Actuarial gains or losses and prior service costs are subsequently recognized as components of net periodic benefit cost when realized. The Company uses December 31 as the measurement date when measuring the funded status of all plans.

Recent Pronouncements

  Recent Pronouncements

Recently Implemented Accounting Statements

In July 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2010-20 (“ASU 2010-20”), Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. ASU 2010-20 is an update of Accounting Standards Codification Topic 310, Receivables. This update requires enhanced disclosures on a disaggregated basis about:

  The nature of the credit risk inherent in the portfolio of financing receivables,
  How that risk is analyzed and assessed in arriving at the allowance for credit losses and
  The changes and reasons for those changes in the allowance for credit losses.

The disclosures required under ASU 2010-20 as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. Disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. The Company adopted the provisions of ASU 2010-20 as of December 31, 2010.

In June 2009, the FASB issued Accounting Standards Update 2009-17 (“ASU 2009-17”) (originally issued as FASB Statement No.167), ASC 810, Consolidations- Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities. ASU 2009-17 requires reporting entities to evaluate former Qualifying Special Purpose Entities (“QSPE”) for consolidation and changes the approach to determining a VIE's primary beneficiary from a quantitative assessment to a qualitative assessment designed to identify a controlling financial interest. In addition, ASU 2009-17 increases the frequency of required reassessments to determine whether a company is the primary beneficiary of a VIE. It also clarifies, but does not significantly change, the characteristics that identify a VIE. ASU 2009-17 also requires additional year-end and interim disclosures about risks related to continuing involvement in transferred financial assets.

The amendments contained in ASU 2009-17 are effective as of the beginning of a company's first fiscal year that begins after November 15, 2009 and for subsequent interim and annual reporting periods. All former QSPEs and other variable interest entities needed to be reevaluated under the amended consolidation requirements as of the beginning of the first annual reporting period that began after November 15, 2009. Early adoption was prohibited. The Company implemented the amendments prescribed by ASU 2009-17 as of January 1, 2010.

In June 2009, the FASB issued Accounting Standards Update 2009-16 (“ASU 2009-16”) (originally issued as FASB Statement No.166), ASC 860, Transfers and Servicing - Accounting for Transfers of Financial Assets. ASU 2009-16 eliminates the QSPE concept, creates more stringent conditions for reporting a transfer of a portion of a financial asset as a sale, clarifies the derecognition criteria, revises how retained interests are initially measured, and removes the guaranteed mortgage securitization recharacterization provisions. ASU 2009-16 also requires additional year-end and interim disclosures about risks related to variable interest entities.

ASU 2009-16 is effective as of the beginning of a company's first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. ASU 2009-16's disclosure requirements must be applied to transfers that occurred before and after its effective date. Early adoption is prohibited. The Company adopted provisions of ASU 2009-16 as of January 1, 2010.

The Company, Basis Of Presentation, Healthcare Reform And Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
The Company Basis of Presentation Healthcare Reform and Significant Accounting Policies (Tables) [Abstract]
Schedule Of Variable Interest Entities Text Block

	2010	2009
Trade accounts receivable, net	$60,070	$50,730
Other current assets	26,981	20,029
Property, plant and equipment, intangible assets & other non-current assets	29,597	13,841
Goodwill	56,883	21,606
Accounts payable, accrued expenses and other liabilities	(105,662)	(42,931)
Non-current loans to related parties	(12,998)	(17,016)
Equity	(54,870)	(46,258)

Inventories (Tables)	12 Months Ended
Dec. 31, 2010
Inventories (Tables) [Abstract]
Inventory Disclosure Tables Text Block
	2010	2009
Raw materials and purchased components	$158,163	$154,599
Work in process	56,345	63,683
Finished goods	475,641	481,047
Health care supplies	118,948	122,325
Inventories	$809,097	$821,654

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Property Plant And Equipment (Tables) [Abstract]
Property, Plant and Equipment

5.       Property, Plant and Equipment

As of December 31, 2010 and 2009, property, plant and equipment consisted of the following:

	2010	2009
Land and improvements	$50,505	$44,837
Buildings and improvements	1,856,968	1,727,681
Machinery and equipment	2,893,643	2,630,925
Machinery, equipment and rental equipment under capitalized leases	28,406	29,557
Construction in progress	238,812	259,711
	5,068,334	4,692,711
Accumulated depreciation	(2,541,042)	(2,273,141)
Property, plant and equipment, net	$2,527,292	$2,419,570

Depreciation expense for property, plant and equipment amounted to  $432,930,  $396,860 and  $368,300 for the years ended December 31, 2010, 2009, and 2008, respectively.

Included in property, plant and equipment as of December 31, 2010 and 2009 were  $416,392 and  $364,118, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

Accumulated depreciation related to machinery, equipment and rental equipment under capital leases was  $14,966 and  $14,010 at December 31, 2010 and 2009, respectively.

Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2010
Intangible Assets And Goodwill (Tables) [Abstract]
Schedule Of Finite Lived Intangible Assets By Major Class Text Block
	2010		2009
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete Agreements	$243,575	$(167,801)	$224,579	$(157,717)
Technology	110,850	(25,346)	100,016	(18,109)
License and distribution agreements	233,460	(70,189)	184,219	(59,677)
Self-developed Software	46,955	(21,861)	31,230	(9,405)
Other	286,021	(214,382)	277,468	(210,484)
Construction in progress	55,781	-	67,113	-
	$976,642	$(499,579)	$884,625	$(455,392)

Schedule Of Indefinite Lived Intangible Assets By Major Class Text Block
	2010	2009
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$210,424	$210,348
Management contracts	5,057	219,614
	$215,481	$429,962

Total Intangible Assets	$692,544	$859,195

Schedule Of Finite Lived Intangible Assets Amortization Expense Text Block
Amortization Expense
2008	$47,384
2009	$60,225
2010	$70,294

Finite Lived Intangible Assets Future Amortization Expense Text Block
Estimated Amortization Expense
2011	$67,585
2012	$61,644
2013	$58,389
2014	$57,353
2015	$53,260

Schedule Of Goodwill Text Block
	North
	America	International	Corporate	Total
Balance as of January 1, 2009	$6,571,411	$578,682	$159,817	$7,309,910
Goodwill acquired	123,303	52,011	-	175,314
Reclassifications	-	-	-	-
Foreign Currency Translation Adjustment	(3)	26,213	-	26,210
Balance as of December 31, 2009	$6,694,711	$656,906	$159,817	$7,511,434

Goodwill acquired	115,040	314,338	132	429,510
Reclassifications	214,706	-	-	214,706
Foreign Currency Translation Adjustment	288	(15,470)	-	(15,182)
Balance as of December 31, 2010	$7,024,745	$955,774	$159,949	$8,140,468

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Accrued Expenses And Other Current Liabilities (Tables) [Abstract]
Accounts Payable And Accrued Liabilities Disclosure Tables Text Block
	2010	2009
Accrued salaries, wages and incentive plan compensations	$389,434	$334,227
Unapplied cash and receivable credits	169,657	192,626
Accrued insurance	163,240	169,866
Derivative financial instruments	124,171	15,773
Special charge for legal matters	115,000	115,000
Other	575,921	508,061
Total accrued expenses and other current liabilities	$1,537,423	$1,335,553

Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	12 Months Ended
Dec. 31, 2010
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	2010	2009
Borrowings under lines of credit	$131,791	$95,720
Accounts receivable facility	510,000	214,000
Other financial liabilities	28,880	6,624
Short-term borrowings and other financial liabilities	670,671	316,344
Short-term borrowings from related parties (See Note 2.c.)	9,683	10,440
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$680,354	$326,784

Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2010
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	2010	2009

Amended 2006 Senior Credit Agreement	$2,953,890	$3,522,040
Senior Notes	824,446	493,344
Euro Notes	267,240	288,120
EIB Agreements	351,686	213,460
Capital lease obligations	15,439	17,600
Other	160,957	50,991
	4,573,658	4,585,555
Less current maturities	(263,982)	(157,634)
	$4,309,676	$4,427,921

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding
	December 31,		December 31,
	2010	2009	2010	2009
Revolving Credit	$1,200,000	$1,000,000	$81,126	$594,714
Term Loan A	1,335,000	1,373,418	1,335,000	1,373,418
Term Loan B	1,537,764	1,553,908	1,537,764	1,553,908
	$4,072,764	$3,927,326	$2,953,890	$3,522,040

Schedule of senior notes
Issuer/Transaction	Notional Amount	Maturity	Coupon	Book value
FMC Finance III S.A. 2007/2017	$500,000	July 15, 2017	6 7/8%	$494,231
FMC Finance VI S.A. 2010/2016	€250,000	July 15, 2016	5.50%	$330,215
				$824,446

Schedule of European Investment Bank Arrangement
		Maximum amount available		Balance outstanding
		December 31,		December 31,
	Maturity	2010	2009	2010	2009
Revolving Credit	2013	€90,000	€90,000	$115,812	$35,000
Loan 2005	2013	41,000	41,000	48,806	48,806
Loan 2006	2014	90,000	90,000	120,258	129,654
Loan 2009	2014	50,000	50,000	66,810	-
		€271,000	€271,000	$351,686	$213,460

Long-term debt by maturity
2011		$263,982
2012		1,500,184
2013		1,734,568
2014		236,368
2015		1,631
Thereafter	1	846,528
1		$4,583,261

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans (Tables) [Abstract]
Schedule of changes in the benefit obligation
	2010	2009
Change in benefit obligation:
Benefit obligation at beginning of year	$386,852	$353,961
Foreign currency translation	(8,898)	4,235
Service cost	7,982	7,500
Interest cost	22,615	21,397
Transfer of plan participants	181	96
Actuarial (gain) loss	26,655	13,216
Benefits paid	(9,915)	(7,560)
Curtailments and settlements	0	(5,993)
Benefit obligation at end of year	$425,472	$386,852

Change in plan assets:
Fair value of plan assets at beginning of year	$236,633	$214,616
Actual return on plan assets	3,191	29,382
Employer contributions	600	759
Benefits paid	(8,099)	(6,063)
Settlements	0	(2,061)
Fair value of plan assets at end of year	$232,325	$236,633
Funded status at end of year	$193,147	$150,219

Schedule of pre-tax adjustments reflecting actuarial losses (gains)
Actuarial losses (gains)
Adjustments related to pensions at January 1, 2009	$76,926
Additions	(4,331)
Releases	(5,404)
Foreign currency translation adjustment	27
Adjustments related to pensions at December 31, 2009	$67,218
Additions	40,917
Releases	(5,313)
Foreign currency translation adjustment	50
Adjustments related to pensions at December 31, 2010	$102,872

Schedule of weighted-average assumptions used in calculating benefit obligation
in %	2010	2009
Discount rate	5.70	6.00
Rate of compensation increase	4.00	4.01

Schedule of the components of net periodic benefit cost

	2010	2009	2008
Components of net periodic benefit cost:
Service cost	$7,982	$7,500	$8,357
Interest cost	22,615	21,397	20,393
Expected return on plan assets	(17,453)	(15,767)	(16,931)
Amortization of unrealized losses	5,313	4,592	1,944
Settlement loss	-	812	-
Net periodic benefit costs	$18,457	$18,534	$13,763

Shedule of weighted average assumptions used in calculating net periodic cost
in %	2010	2009	2008
Discount rate	6.00	6.15	6.16
Expected return of plan assets	7.50	7.50	7.50
Rate of compensation increase	4.01	4.19	4.16

Schedule of estimated future benefit payments
2011		$11,224
2012		12,489
2013		13,462
2014		14,796
2015		16,304
2016-2020	1	108,387

Schedule of fair value of plan assets by measurement
			Fair Value Measurements at December 31, 2010			Fair Value Measurements at December 31, 2009
			Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category		Total	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)
Equity Investments
Common Stocks		$2,565	$2,565	$-	$5,904	$5,904	$-
Index Funds[1]		65,621	-	65,621	71,406	-	71,406

Fixed Income Investments
Government Securities[2]		4,479	1,967	2,512	3,655	394	3,261
Corporate Bonds[3]		152,564	-	152,564	149,367	-	149,367
Other Bonds[4]		2,442	-	2,442	163	-	163
U.S. Treasury Money Market Funds[5]		4,232	4,232	-	5,776	5,776	-

Other types of investments
Cash, Money Market and Mutual Funds[6]	1	422	422	-	362	362	-
Total	1	$232,325	$9,186	$223,139	$236,633	$12,436	$224,197

1 This Category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, the MSCI EAFE Index and the MSCI Emerging Markets Index for both 2010 and 2009 as well as the Barclays Capital Long Corporate Index in 2009
2 This Category primarily comprises fixed income investments by the U.S. government and government sponsored entities
3 This Category primarily represents investment grade bonds of U.S. issuers from diverse industries
4 This Category comprises private placement bonds as well as collateralized mortgage obligations
5 This Category represents funds that invest in treasury obligations directly or in treasury backed obligations
6 This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds

Mandatorily Redeemable Trust Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2010
Mandatorily Redeemable Trust Preferred Securities (Tables) [Abstract]
Shares Subject To Mandatory Redemption Disclosure [Text Block]
				Mandatory
	Year	Stated	Interest	Redemption
	Issued	Amount	Rate	Date	2010	2009

Fresenius Medical Care Capital Trust IV	2001	$225,000	7 7/8%	June 15, 2011	$224,835	$224,451
Fresenius Medical Care Capital Trust V	2001	€300,000	7 3/8%	June 15, 2011	400,714	431,645
					$625,549	$656,096

Noncontrolling Interests Subject To Put Provisions (Tables)	12 Months Ended
Dec. 31, 2010
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

12.       Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of December 31, 2010 and 2009 the Company's potential obligations under these put options are  $279,709 and  $231,303, respectively, of which, at December 31, 2010,  $95,159 were exercisable. In the last three fiscal years ending December 31, 2010, three puts have been exercised for a total consideration of  $6,535.

During 2008, the Company received cash contributions from holders of noncontrolling interests in the amount of  $17,174. This amount was recorded in net cash provided by operating activities in the cash flow statement.

Following is a roll forward of noncontrolling interests subject to put provisions for the years ended December 31,:

	2010	2009	2008
Beginning balance	$231,303	$162,166	$116,539
Dividends paid	(38,964)	(16,930)	(14,494)
Purchase/ sale of Noncontrolling interests	28,969	12,548	9,148
Contributions from Noncontrolling interests	5,289	5,108	13,069
Changes in fair value of Noncontrolling interests	24,222	39,816	24,258
Net income	28,839	28,595	13,646
Other comprehensive income (loss)	51	-	-
Ending balance	$279,709	$231,303	$162,166

Earning Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share

	2010	2009	2008
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$978,517	$891,138	$817,607
less:
Dividend preference on Preference shares	104	107	112
Income available to all classes of shares	$978,413	$891,031	$817,495

Denominators:
Weighted average number of:
Ordinary shares outstanding	296,808,978	294,418,795	293,233,477
Preference shares outstanding	3,912,348	3,842,586	3,795,248
Total weighted average shares outstanding	300,721,326	298,261,381	297,028,725
Potentially dilutive Ordinary shares	1,311,042	-	777,848
Potentially dilutive Preference shares	35,481	66,314	98,060
Total weighted average Ordinary shares outstanding assuming dilution	298,120,020	294,418,795	294,011,325
Total weighted average Preference shares outstanding assuming dilution	3,947,829	3,908,900	3,893,308

Basic income per Ordinary share	$3.25	$2.99	$2.75
Plus preference per Preference share	0.03	0.03	0.03
Basic income per Preference Share	$3.28	$3.02	$2.78

Fully diluted income per Ordinary share	$3.24	$2.99	$2.74
Plus preference per Preference share	0.03	0.03	0.03
Fully diluted income per Preference share	$3.27	$3.02	$2.77

Stock Options (Tables)	12 Months Ended
Dec. 31, 2010
Stock Options (Tables) [Abstract]
Schedule of share-based compensation arrangements by share-based payment award
		Weighted	Weighted
		average	average
	Options	exercise	exercise
	(in thousands)	price	price
Ordinary shares		€	$
Balance at December 31, 2009	11,894	30.50	40.75
Granted	2,818	42.71	57.07
Exercised	2,532	28.38	37.92
Forfeited	28	30.35	40.55
Balance at December 31, 2010	12,152	33.78	45.14

Preference shares
Balance at December 31, 2009	147	18.35	24.52
Exercised	73	18.57	24.81
Forfeited	15	13.95	18.64
Balance at December 31, 2010	59	19.19	25.64

Schedule of fully vested options outstanding and exerciseable
Fully Vested Outstanding and Exercisable Options
Weighted
		average	Weighted	Weighted
	Number	remaining	average	average	Aggregate	Aggregate
	of	contractual	exercise	exercise	intrinsic	intrinsic
	Options	life in years	price	price	value	value
	(in thousands)		€	US $	€	US $

Options for preference shares	59	3.38	19.19	25.65	940	1,255
Options for ordinary shares	4,316	3.29	27.99	37.40	65,785	87,902

Schedule of stock options fair value assumptions
	2010	2009

Expected dividend yield	1.98%	2.39%
Risk-free interest rate	2.28%	3.11%
Expected volatility	22.92%	25.85%
Expected life of options	7 years	7 years
Weighted average exercise price (in €)	42.71	32.08
Weighted average exercise price (in US- $)	57.07	46.22

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes (Tables) [Abstract]
Schedule of income before income taxes by jurisdiction
	2010	2009	2008
Germany	$303,954	$296,326	$372,174
United States	1,084,756	904,083	773,089
Other	255,031	255,224	190,427
	$1,643,741	$1,455,633	$1,335,690

Schedule of income tax benefit from continuing operations by jurisdiction
	2010	2009	2008
Current:
Germany	$100,635	$68,442	$62,609
United States	355,739	318,589	198,763
Other	101,206	81,236	77,134
	557,580	468,267	338,506

Deferred:
Germany	(16,479)	5,041	43,593
United States	52,648	22,498	105,152
Other	(15,404)	(5,393)	(11,549)
	20,765	22,146	137,196
	$578,345	$490,413	$475,702

Schedule of income tax expense reconciliation
	2010	2009	2008

Expected corporate income tax expense	$471,836	$423,953	$395,097
Tax free income	(24,088)	(33,284)	(49,309)
Tax rate differentials	117,946	96,237	93,877
Non-deductible expenses	6,934	3,947	5,494
Taxes for prior years	11,994	6,663	21,371
Change in valuation allowance	(2,259)	8,950	4,168
Noncontrolling partnership interests	(26,870)	(26,876)	(13,440)
Other	22,852	10,823	18,444
Actual income tax expense	$578,345	$490,413	$475,702
Effective tax rate	35.2%	33.7%	35.6%

Schedule of components of deferred tax assets
	2010	2009
Deferred tax assets:
Accounts receivable, primarily due to allowance for doubtful accounts	$28,538	$37,571
Inventory, primarily due to additional costs capitalized for tax purposes, and inventory reserve accounts	35,172	33,798
Plant, equipment, intangible assets and other non current assets, principally due to differences in depreciation and amortization	79,244	50,925
Accrued expenses and other liabilities for financial accounting purposes, not currently tax deductible	310,730	291,767
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	93,165	78,730
Derivatives	60,199	52,283
Stock-based compensation expense	24,112	22,981
Other	12,626	21,530
Total deferred tax assets	$643,786	$589,585
Less: valuation allowance	(71,799)	(63,497)
Net deferred tax assets	$571,987	$526,088

Deferred tax liabilities:
Accounts receivable	$12,549	$10,670
Inventory, primarily due to inventory reserve accounts for tax purposes	7,730	9,643
Accrued expenses and other liabilities deductible for tax prior to financial accounting recognition	45,370	14,941
Plant, equipment and intangible assets, principally due to differences in depreciation and amortization	510,284	513,254
Derivatives	0	3,128
Other	81,969	53,343
Total deferred tax liabilities	657,902	604,979
Net deferred tax assets (liabilities)	$(85,915)	$(78,891)

Summary of operating loss carryforwards
2011	$6,919
2012	17,067
2013	13,949
2014	19,539
2015	20,078
2016	27,730
2017	9,444
2018	13,201
2019	4,507
2020 and thereafter	5,476
Without expiration date	155,064
Total	$292,974

Summary of income tax contingencies
Unrecognized tax benefits (net of interest)	2010	2009	2008

Balance at January 1, 2010	$410,016	$379,327	$354,050
Increases in unrecognized tax benefits prior periods	12,782	59,833	24,074
Decreases in unrecognized tax benefits prior periods	(11,429)	(13,911)	(36,334)
Increases in unrecognized tax benefits current period	13,588	7,587	20,180
Changes related to settlements with tax authorities	(34,410)	(8,599)	(2,042)
Reductions as a result of a lapse of the statute of limitations	(129)	-	-
Foreign currency translation	(14,518)	(14,221)	19,399
Balance at December 31, 2010	$375,900	$410,016	$379,327

Operating Leases (Tables)	12 Months Ended
Dec. 31, 2010
Operating Leases (Tables) [Abstract]
Schedule of the future minimum lease payments due
2011	$489,481
2012	427,901
2013	376,255
2014	319,724
2015	272,369
Thereafter	910,381
2,796,111

Financial Instrument (Tables)	12 Months Ended
Dec. 31, 2010
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
	2010		2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$522,870	$522,870	$301,225	$301,225
Accounts Receivable	2,687,234	2,687,234	2,558,795	2,558,795

Liabilities
Accounts payable	542,524	542,524	639,836	639,836
Short-term borrowings	670,671	670,671	316,344	316,344
Short-term borrowings from related parties	9,683	9,683	10,440	10,440
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	528,082	528,082	282,051	282,051
Amended 2006 Senior Credit Agreement	2,953,890	2,937,504	3,522,040	3,429,470
Euro Notes	267,240	276,756	288,120	299,621
Senior Notes	824,446	880,366	493,344	498,750
Trust Preferred Securities	625,549	643,828	656,096	688,026
Noncontrolling interests subject to put provisions	279,709	279,709	231,303	231,303

Derivative Financial Instruments Valuation
	December 31, 2010		December 31, 2009

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	3,703	(51,816)	8,899	(9,251)
Interest rate contracts (Dollar)	-	(51,604)	-	(305)
Interest rate contracts (Yen)	-	(0)	-	-
Non-current
Foreign exchange contracts	810	(486)	5,284	(830)
Interest rate contracts (Dollar)	-	(73,221)	-	(105,810)
Interest rate contracts (Yen)	-	-	-	(3)
Total	$4,513	$(177,127)	$14,183	$(116,199)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	3,517	(20,751)	7,696	(6,217)

Non-current
Foreign exchange contracts	509	(213)	9	-
Total	$4,026	$(20,964)	$7,705	$(6,217)

(1) As of December 31, 2010 and December 31, 2009, the valuation of the Company`s derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in the Codification.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the year ended December 31,			(Effective Portion) for the year ended December 31,
	2010	2009	(Effective Portion)	2010	2009

Interest rate contracts (Dollar)	$(18,710)	$42,832	Interest income/expense	$-	$(33)
Interest rate contracts (Yen)	2	6	Interest income/expense	-	-
Foreign exchange contracts	3,046	(6,785)	Costs of Revenue	7,553	(5,938)

	$(15,662)	$36,053		$7,553	$(5,971)

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the year ended December 31,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2010	2009

Foreign exchange contracts	Selling, general and administrative expense
		$72,454	$(3,309)
	Interest income/expense	(8,622)	3,883

		$63,832	$574

Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2010
Other Comprehensive Income (Tables) [Abstract]
Schedule of components of comrehensive income

	Year ended December 31, 2010			Year ended December 31, 2009			Year ended December 31, 2008
		Tax			Tax			Tax
	Pretax	Effect	Net	Pretax	Effect	Net	Pretax	Effect	Net
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	(15,662)	2,241	(13,421)	36,053	(16,419)	19,634	(107,316)	42,764	(64,552)
Reclassification adjustments	7,553	(1,928)	5,625	(5,971)	1,375	(4,596)	(924)	296	(628)
Total other comprehensive income (loss) relating to cash flow hedges:	(8,109)	313	(7,796)	30,082	(15,044)	15,038	(108,240)	43,060	(65,180)
Foreign-currency translation adjustment	(110,888)	0	(110,888)	82,545	0	82,545	(170,748)	0	(170,748)
Adjustments related to pension obligations	(35,654)	12,508	(23,146)	9,708	(3,927)	5,781	(28,551)	12,632	(15,919)
Other comprehensive income (loss)	$(154,651)	$12,821	$(141,830)	$122,335	$(18,971)	$103,364	$(307,539)	$55,692	$(251,847)

Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2010
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment

	North America	International	Segment Total	Corporate	Total
2010

Net revenue external customers	$8,129,737	$3,923,301	$12,053,038	$452	$12,053,490
Inter - segment revenue	5,419	88,965	94,384	(94,384)	-
Revenue	8,135,156	4,012,266	12,147,422	(93,932)	12,053,490
Depreciation and amortization	(287,062)	(207,072)	(494,134)	(9,090)	(503,224)
Operating Income	1,385,651	677,630	2,063,281	(139,476)	1,923,805
Segment assets	11,720,495	4,787,479	16,507,974	586,687	17,094,661
thereof investments in equity method investees	243,452	6,921	250,373	-	250,373
Capital expenditures, acquisitions and investments (1)	524,330	608,263	1,132,593	155,374	1,287,967

2009

Net revenue external customers	$7,611,500	$3,635,373	$11,246,873	$604	$11,247,477
Inter - segment revenue	2,752	77,856	80,608	(80,608)	-
Revenue	7,614,252	3,713,229	11,327,481	(80,004)	11,247,477
Depreciation and amortization	(264,785)	(183,405)	(448,190)	(8,895)	(457,085)
Operating Income	1,249,769	636,665	1,886,434	(130,838)	1,755,596
Segment assets	11,202,999	4,253,058	15,456,057	365,258	15,821,315
thereof investments in equity method investees	-	5,795	5,795	-	5,795
Capital expenditures, acquisitions and investments (2)	422,537	338,000	760,537	1,182	761,719

2008

Net revenue external customers	$7,005,401	$3,606,270	$10,611,671	$652	$10,612,323
Inter - segment revenue	2,100	82,283	84,383	(84,383)	0
Revenue	7,007,501	3,688,553	10,696,054	(83,731)	10,612,323
Depreciation and amortization	(238,300)	(169,999)	(408,299)	(7,372)	(415,671)
Operating Income	1,168,173	616,034	1,784,207	(111,775)	1,672,432
Segment assets	10,960,264	3,557,247	14,517,511	402,165	14,919,676
thereof investments in equity method investees	0	4,396	4,396	0	4,396
Capital expenditures, acquisitions and investments (3)	497,612	358,930	856,542	107,287	963,829

(1) North America, International and Corporate acquisitions exclude $122,847, $32,935 and $2,125, respectively, of non-cash acquisitions and investments for 2010.
(2) International acquisitions exclude $4,151 of non-cash acquisitions for 2009.
(3) North America and International acquisitions exclude $ 22,542 and $ 24,710, respectively, of non-cash acquisitions and investments for 2008.

Schedule of revenue from external customers
	Germany	North America	Rest of the World	Total

2010
Net revenue	$374,883	$8,129,737	$3,548,870	$12,053,490
Long-lived assets	471,537	9,236,166	2,139,877	11,847,580
	1	1	1	1
2009
Net revenue	$358,060	$7,611,500	$3,277,917	$11,247,477
Long-lived assets	350,194	8,864,165	1,809,114	11,023,473

2008
Net revenue	$350,995	$7,005,401	$3,255,927	$10,612,323
Long-lived assets	306,963	8,706,790	1,597,576	10,611,329

Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2010
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	2010	2009	2008
Supplementary cash flow information:
Cash paid for interest	$264,525	$332,731	$357,295
Cash paid for income taxes(1)	$520,766	$425,945	$343,224
Cash inflow for income taxes from stock option exercises	$13,313	$8,123	$7,132

Supplemental disclosures of cash flow information :
Details for acquisitions:
Assets acquired	$(668,198)	$(241,745)	$(129,711)
Liabilities assumed	102,698	20,574	9,858
Noncontrolling interests	36,141	35,448	(3,706)
Notes assumed in connection with acquisition	31,666	4,151	2,490
Cash paid	(497,693)	(181,572)	(121,069)
Less cash acquired	16,318	7,059	714
Net cash paid for acquisitions	$(481,375)	$(174,513)	$(120,355)
(1) net of tax refund

Supplemental Condensed Combining Information (Tables)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the year ended December 31, 2010
	Issuer		Guarantors
	FMC Finance III	FMC Finance VI	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$-	$1,587,720	$-	$12,744,881	$(2,279,111)	$12,053,490
Cost of revenue	-	-	-	1,022,617	-	9,148,969	(2,262,817)	7,908,769
Gross profit	-	-	-	565,103	-	3,595,912	(16,294)	4,144,721
Operating expenses (income):
Selling, general and administrative	31	39	113,176	158,538	20,158	1,843,202	(10,760)	2,124,384
Research and development	-	-	-	62,435	-	34,097	-	96,532
Operating (loss) income	(31)	(39)	(113,176)	344,130	(20,158)	1,718,613	(5,534)	1,923,805
Other (income) expense:
Interest, net	(719)	(545)	39,113	2,388	56,047	192,183	(8,403)	280,064
Other, net	-	-	(1,200,299)	210,649	(664,020)	-	1,653,670	-
Income (loss) before income taxes	688	506	1,048,010	131,093	587,815	1,526,430	(1,650,801)	1,643,741
Income tax expense (benefit)	196	143	69,493	99,957	(30,025)	634,911	(196,330)	578,345
Net income (loss)	492	363	978,517	31,136	617,840	891,519	(1,454,471)	1,065,396
Net income attributable to Noncontrolling interests	-	-	-	-	-	-	86,879	86,879
Net income (loss) attributable to FMC-AG & Co. KGaA	$492	$363	$978,517	$31,136	$617,840	$891,519	$(1,541,350)	$978,517

	For the year ended December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,521,831	$-	$12,041,002	$(2,315,356)	$11,247,477
Cost of revenue	-	-	997,257	-	8,734,160	(2,315,452)	7,415,965
Gross profit	-	-	524,574	-	3,306,842	96	3,831,512
Operating expenses (income):
Selling, general and administrative	28	87,774	173,215	(19,877)	1,753,586	(12,620)	1,982,106
Research and development	-	-	64,911	-	28,899	-	93,810
Operating (loss) income	(28)	(87,774)	286,448	19,877	1,524,357	12,716	1,755,596
Other (income) expense:
Interest, net	(720)	35,184	6,070	56,269	231,559	(28,399)	299,963
Other, net	-	(1,032,515)	190,345	(560,286)	-	1,402,456	-
Income (loss) before income taxes	692	909,557	90,033	523,894	1,292,798	(1,361,341)	1,455,633
Income tax expense (benefit)	197	18,419	86,728	(14,338)	518,329	(118,922)	490,413
Net income (loss)	495	891,138	3,305	538,232	774,469	(1,242,419)	965,220
Net income attributable to Noncontrolling interests	-	-	-	-	-	74,082	74,082
Net income (loss) attributable to FMC-AG & Co. KGaA	$495	$891,138	$3,305	$538,232	$774,469	$(1,316,501)	$891,138

	For the year ended December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,521,831	$-	$12,041,002	$(2,315,356)	$11,247,477
Cost of revenue	-	-	997,257	-	8,734,160	(2,315,452)	7,415,965
Gross profit	-	-	524,574	-	3,306,842	96	3,831,512
Operating expenses (income):
Selling, general and administrative	28	87,774	173,215	(19,877)	1,753,586	(12,620)	1,982,106
Research and development	-	-	64,911	-	28,899	-	93,810
Operating (loss) income	(28)	(87,774)	286,448	19,877	1,524,357	12,716	1,755,596
Other (income) expense:
Interest, net	(720)	35,184	6,070	56,269	231,559	(28,399)	299,963
Other, net	-	(1,032,515)	190,345	(560,286)	-	1,402,456	-
Income (loss) before income taxes	692	909,557	90,033	523,894	1,292,798	(1,361,341)	1,455,633
Income tax expense (benefit)	197	18,419	86,728	(14,338)	518,329	(118,922)	490,413
Net income (loss)	495	891,138	3,305	538,232	774,469	(1,242,419)	965,220
Net income attributable to Noncontrolling interests	-	-	-	-	-	74,082	74,082
Net income (loss) attributable to FMC-AG & Co. KGaA	$495	$891,138	$3,305	$538,232	$774,469	$(1,316,501)	$891,138

	For the year ended December 31, 2008
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,745,311	$-	$11,218,494	$(2,351,482)	$10,612,323
Cost of revenue	-	-	1,082,077	-	8,215,977	(2,314,579)	6,983,475
Gross profit	-	-	663,234	-	3,002,517	(36,903)	3,628,848
Operating expenses (income):
Selling, general and administrative	93	49,245	208,299	(5,503)	1,600,385	23,658	1,876,177
Research and development	-	-	55,448	-	24,791	-	80,239
Operating (loss) income	(93)	(49,245)	399,487	5,503	1,377,341	(60,561)	1,672,432
Other (income) expense:
Interest, net	(721)	13,597	14,565	79,688	260,600	(30,987)	336,742
Other, net	-	(945,938)	255,501	(568,804)	-	1,259,241	-
Income (loss) before income taxes	628	883,096	129,421	494,619	1,116,741	(1,288,815)	1,335,690
Income tax expense (benefit)	185	65,489	114,279	(29,118)	376,169	(51,302)	475,702
Net income (loss)	443	817,607	15,142	523,737	740,572	(1,237,513)	859,988
Net income attributable to Noncontrolling interests	-	-	-	-	-	42,381	42,381
Net income (loss) attributable to FMC-AG & Co. KGaA	$443	$817,607	$15,142	$523,737	$740,572	$(1,279,894)	$817,607

Balance sheet information segregated by issuers and guarantors
	At December 31, 2010
	Issuer		Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC Finance III	FMC Finance VI	FMC - AG & Co. KGaA	D-GmbH	FMCH

Current assets:
Cash and cash equivalents	$123	$7	$147,177	$225	$-	$342,394	$32,944	$522,870
Trade accounts receivable, less allowance for doubtful accounts	-	-	-	157,755	-	2,415,503	-	2,573,258
Accounts receivable from related parties	16,542	8,971	2,418,066	667,484	441,601	2,817,556	(6,256,244)	113,976
Inventories	-	-	-	184,948	-	711,053	(86,904)	809,097
Prepaid expenses and other current assets	1	1	111,594	11,341	50	662,187	(1,943)	783,231
Deferred taxes	-	-	14,221	-	-	317,644	18,297	350,162
Total current assets	16,666	8,979	2,691,058	1,021,753	441,651	7,266,337	(6,293,850)	5,152,594

Property, plant and equipment, net	-	-	390	168,939	-	2,458,364	(100,401)	2,527,292
Intangible assets	-	-	428	65,684	-	626,432	-	692,544
Goodwill	-	-	-	65,315	-	8,075,153	-	8,140,468
Deferred taxes	-	-	9,463	4,693	-	121,875	(42,863)	93,168
Other assets	494,231	330,215	7,201,295	644,523	9,320,731	(6,911,510)	(10,590,890)	488,595
Total assets	$510,897	$339,194	$9,902,634	$1,970,907	$9,762,382	$11,636,651	$(17,028,004)	$17,094,661

Current liabilities:
Accounts payable	$-	$-	$5,738	$22,387	$-	$392,512	$-	$420,637
Accounts payable to related parties	229	-	952,141	670,613	1,538,658	3,210,393	(6,250,147)	121,887
Accrued expenses and other current liabilities	15,866	8,457	122,000	94,978	2,054	1,284,105	9,963	1,537,423
Short-term borrowings	-	-	121	-	-	670,550	-	670,671
Short-term borrowings from related parties	-	-	-	-	-	2,004	7,679	9,683
Current portion of long-term debt and capital lease obligations	-	-	106,862	-	101,145	55,975	-	263,982
Company obligated mandatorily redeemable
preferred securities of subsidiary Fresenius
Medical Care Capital Trusts holding solely
Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	-	625,549	-	625,549
Income tax payable	24	144	54,366	-	-	62,360	648	117,542
Deferred taxes	-	-	-	5,513	-	27,143	(10,307)	22,349
Total current liabilities	16,119	8,601	1,241,228	793,491	1,641,857	6,330,591	(6,242,164)	3,789,723

Long term debt and capital lease obligations, less current portion	494,231	330,215	870,348	-	1,357,745	3,739,390	(2,482,253)	4,309,676
Long term borrowings from related parties	-	-	334,428	208,368	494,231	400,883	(1,437,910)	-
Other liabilities	-	-	73,382	11,241	-	184,542	24,850	294,015
Pension liabilities	-	-	4,933	143,362	-	41,855	-	190,150
Income tax payable	-	-	1,057	-	-	75,055	124,469	200,581
Deferred taxes	-	-	-	-	-	522,521	(15,625)	506,896
Total liabilities	510,350	338,816	2,525,376	1,156,462	3,493,833	11,294,837	(10,028,633)	9,291,041

Noncontrolling interests subject to put provisions	-	-	-	-	-	279,709	-	279,709
Total FMC-AG & Co. KGaA shareholders' equity	547	378	7,377,258	814,445	6,268,549	(84,548)	(6,999,371)	7,377,258
Noncontrolling interests not subject to put provisions	-	-	-	-	-	146,653	-	146,653
Total equity	547	378	7,377,258	814,445	6,268,549	62,105	(6,999,371)	7,523,911
Total liabilities and equity	$510,897	$339,194	$9,902,634	$1,970,907	$9,762,382	$11,636,651	$(17,028,004)	$17,094,661

	At December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Current assets:
Cash and cash equivalents	$108	$24	$194	$-	$286,205	$14,694	$301,225
Trade accounts receivable, less allowance for doubtful accounts	-	-	158,089	-	2,128,308	(488)	2,285,909
Accounts receivable from related parties	16,543	1,837,748	628,819	539,867	2,600,656	(5,350,747)	272,886
Inventories	-	-	202,837	-	701,429	(82,612)	821,654
Prepaid expenses and other current assets	1	110,117	16,072	50	608,990	(5,924)	729,306
Deferred taxes	-	-	-	-	294,214	22,606	316,820
Total current assets	16,652	1,947,889	1,006,011	539,917	6,619,802	(5,402,471)	4,727,800

Property, plant and equipment, net	-	266	191,445	-	2,322,145	(94,286)	2,419,570
Intangible assets	-	622	50,263	-	808,310	-	859,195
Goodwill	-	-	3,508	-	7,507,926	-	7,511,434
Deferred taxes	-	-	-	-	91,346	(26,597)	64,749
Other assets	493,344	7,001,455	1,193,451	8,910,859	(6,023,422)	(11,337,120)	238,567
Total assets	$509,996	$8,950,232	$2,444,678	$9,450,776	$11,326,107	$(16,860,474)	$15,821,315

Current liabilities:
Accounts payable	$4	$217	$19,131	$-	$343,055	$-	$362,407
Accounts payable to related parties	200	867,147	600,951	1,500,829	2,672,902	(5,364,600)	277,429
Accrued expenses and other current liabilities	15,868	42,304	98,966	791	1,178,644	(1,020)	1,335,553
Short-term borrowings	-	130	-	-	316,214	-	316,344
Short-term borrowings from related parties	-	-	-	-	2,161	8,279	10,440
Current portion of long-term debt and capital lease obligations	-	-	-	133,866	23,768	-	157,634
Income tax payable	30	32,342	-	-	83,958	648	116,978
Deferred taxes	-	2,569	8,692	-	24,288	(2,619)	32,930
Total current liabilities	16,102	944,709	727,740	1,635,486	4,644,990	(5,359,312)	2,609,715

Long term debt and capital lease obligations, less current portion	493,344	1,063,346	-	1,576,242	4,096,766	(2,801,777)	4,427,921
Long term borrowings from related parties	-	4,543	226,936	493,344	430,743	(1,155,566)	-
Other liabilities	-	105,810	7,693	-	170,121	23,488	307,112
Pension liabilities	-	3,702	114,666	-	28,959	-	147,327
Income tax payable	-	1,139	-	-	100,917	113,865	215,921
Deferred taxes	-	6,051	3,110	-	428,448	(10,079)	427,530
Company obligated mandatorily redeemable
preferred securities of subsidiary Fresenius
Medical Care Capital Trusts holding solely
Company-guaranteed debentures of subsidiary	-	-	-	-	656,096	-	656,096
Total liabilities	509,446	2,129,300	1,080,145	3,705,072	10,557,040	(9,189,381)	8,791,622

Noncontrolling interests subject to put provisions	-	-	-	-	231,303	-	231,303
Total FMC-AG & Co. KGaA shareholders' equity	550	6,820,932	1,364,533	5,745,704	414,661	(7,671,093)	6,675,287
Noncontrolling interests not subject to put provisions	-	-	-	-	123,103	-	123,103
Total equity	550	6,820,932	1,364,533	5,745,704	537,764	(7,671,093)	6,798,390
Total liabilities and equity	$509,996	$8,950,232	$2,444,678	$9,450,776	$11,326,107	$(16,860,474)	$15,821,315

Statement of cash flows information segregated by issuers and guarantors
	For the year ended December 31, 2010
	Issuer		Guarantors
	FMC Finance III	FMC Finance VI	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$492	$363	$978,517	$31,136	$617,840	$891,519	$(1,454,471)	$1,065,396
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	-	(683,735)	-	(664,020)	-	1,347,755	-
Depreciation and amortization	-	-	1,452	47,161	888	476,647	(22,924)	503,224
Change in deferred taxes, net	-	-	(9,645)	(2,636)	-	30,710	(3,742)	14,687
(Gain) loss on sale of fixed assets and investments	-	-	(18)	155	-	(6,653)	-	(6,516)
Loss (gain) on investments	-	-	883	28	-	225	(1,136)	-
Compensation expense related to stock options	-	-	27,981	-	-	-	-	27,981
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	-	(11,037)	-	(289,237)	-	(300,274)
Inventories	-	-	-	6,063	-	7,082	5,181	18,326
Prepaid expenses and other current and non-current assets	-	-	(355)	804	10,725	(70,862)	(617)	(60,305)
Accounts receivable from / payable to related parties	30	(8,901)	76,758	105,072	34,394	(319,995)	103,603	(9,039)
Accounts payable, accrued expenses and other current and non-current liabilities	(6)	8,365	31,784	22,268	1,263	56,439	4,166	124,279
Income tax payable	(6)	143	24,179	-	(30,025)	(21,344)	17,419	(9,634)
Net cash provided by (used in) operating activities	510	(30)	447,801	199,014	(28,935)	754,531	(4,766)	1,368,125

Investing Activities:
Purchases of property, plant and equipment	-	-	(340)	(31,749)	-	(522,514)	30,974	(523,629)
Proceeds from sale of property, plant and equipment	-	-	30	1,099	-	14,979	-	16,108
Disbursement of loans to related parties	-	(327,045)	227,151	180	314,665	-	(214,951)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	-	(273,710)	(19,881)	-	(614,049)	143,302	(764,338)
Proceeds from divestitures	-	-	132,823	-	-	14,245	(233)	146,835
Net cash (used in) provided by investing activities	-	(327,045)	85,954	(50,351)	314,665	(1,107,339)	(40,908)	(1,125,024)

Financing Activities:
Short-term borrowings, net	-	-	-	(148,617)	-	171,078	-	22,461
Long-term debt and capital lease obligations, net	-	327,045	(146,443)	-	(285,730)	(235,418)	214,951	(125,595)
(Decrease) increase of accounts receivable securitization program	-	-	-	-	-	296,000	-	296,000
Proceeds from exercise of stock options	-	-	96,204	-	-	13,314	-	109,518
Dividends paid	(495)	-	(231,967)	-	-	(6,193)	6,688	(231,967)
Capital increase (decrease)	-	-	-	-	-	143,069	(143,069)	-
Distributions to Noncontrolling interests	-	-	-	-	-	(111,550)	-	(111,550)
Contributions from Noncontrolling interests	-	-	-	-	-	26,416	-	26,416
Net cash (used in) provided by financing activities	(495)	327,045	(282,206)	(148,617)	(285,730)	296,716	78,570	(14,717)

Effect of exchange rate changes on cash and cash equivalents	-	(4)	(104,396)	(15)	-	97,628	48	(6,739)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	15	(34)	147,153	31	-	41,536	32,944	221,645
Cash and cash equivalents at beginning of period	108	41	24	194	-	300,858	-	301,225
Cash and cash equivalents at end of period	$123	7	$147,177	$225	$-	$342,394	$32,944	$522,870

	For the year ended December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$495	$891,138	$3,305	$538,232	$774,469	$(1,242,419)	$965,220
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(635,395)	-	(560,286)	-	1,195,681	-
Depreciation and amortization	-	1,470	38,029	888	439,196	(22,498)	457,085
Change in deferred taxes, net	-	23,191	4,707	-	(15,491)	9,595	22,002
Loss (gain) on sale of fixed assets and investments	-	-	411	-	(353)	-	58
Loss (gain) on investments	-	7,063	-	-	-	(7,063)	-
Write-off of loans from related parties	-	50	-	-	-	(50)	-
Compensation expense related to stock options	-	33,746	-	-	-	-	33,746
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,874)	-	(28,120)	-	(41,994)
Inventories	-	-	(27,435)	-	(49,213)	(12,285)	(88,933)
Prepaid expenses and other current and non-current assets	-	(37,138)	9,921	(18,344)	(93,954)	(7,590)	(147,105)
Accounts receivable from / payable to related parties	208	(388,546)	7,308	39,091	256,906	79,315	(5,718)
Accounts payable, accrued expenses and other current and non-current liabilities	(15)	16,210	12,731	(1,149)	38,065	5,250	71,092
Income tax payable	(160)	(23,961)	-	(14,338)	71,931	39,692	73,164
Net cash provided by (used in) operating activities	528	(112,172)	35,103	(15,906)	1,393,436	37,628	1,338,617

Investing Activities:
Purchases of property, plant and equipment	-	(152)	(65,684)	-	(537,167)	29,397	(573,606)
Proceeds from sale of property, plant and equipment	-	-	731	-	10,999	-	11,730
Disbursement of loans to related parties	-	(7,270)	178	17,240	-	(10,148)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(11,841)	(1,900)	-	(185,878)	11,506	(188,113)
Proceeds from divestitures	-	13,380	-	-	1,965	36,620	51,965
Net cash (used in) provided by investing activities	-	(5,883)	(66,675)	17,240	(710,081)	67,375	(698,024)

Financing Activities:
Short-term borrowings, net	-	(95,795)	31,716	-	10,943	(108,439)	(161,575)
Long-term debt and capital lease obligations, net	-	396,013	-	(1,334)	(261,528)	10,148	143,299
(Decrease) increase of accounts receivable securitization program	-	-	-	-	(325,000)	-	(325,000)
Proceeds from exercise of stock options	-	64,271	-	-	8,123	-	72,394
Dividends paid	(443)	(231,940)	-	-	(5,321)	5,764	(231,940)
Capital increase (decrease)	-	-	-	-	(1,874)	1,874	-
Distributions to Noncontrolling interests	-	-	-	-	(68,004)	-	(68,004)
Contributions from Noncontrolling interests	-	-	-	-	12,699	-	12,699
Net cash (used in) provided by financing activities	(443)	132,549	31,716	(1,334)	(629,962)	(90,653)	(558,127)

Effect of exchange rate changes on cash and cash equivalents	-	(14,470)	6	-	11,590	49	(2,825)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	85	24	150	-	64,983	14,399	79,641
Cash and cash equivalents at beginning of period	23	-	44	-	221,517	-	221,584
Cash and cash equivalents at end of period	$108	$24	$194	$-	$286,500	$14,399	$301,225

	For the year ended December 31, 2008
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$443	$817,607	$15,142	$523,737	$740,572	$(1,237,513)	$859,988
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(462,412)	-	(568,804)	-	1,031,216	-
Depreciation and amortization	-	1,472	40,895	888	393,558	(21,142)	415,671
Change in deferred taxes, net	-	(7,951)	3,169	-	97,726	40,103	133,047
(Gain) loss on sale of fixed assets and investments	-	(422)	(55)	-	(21,009)	422	(21,064)
Write-up of loans from related parties	-	(17,727)	-	-	-	17,727	-
Compensation expense related to stock options	-	31,879	-	-	-	-	31,879
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(34,889)	-	(207,078)	-	(241,967)
Inventories	-	-	(27,549)	-	(82,328)	15,765	(94,112)
Prepaid expenses and other current and non-current assets	-	(32,757)	(25,384)	(3,964)	(30,156)	8,172	(84,089)
Accounts receivable from / payable to related parties	899	(318,373)	43,853	34,620	104,895	166,358	32,252
Accounts payable, accrued expenses and other current and non-current liabilities	(1,237)	1,140	22,438	(4,538)	(38,463)	3,620	(17,040)
Income tax payable	96	(49,994)	-	(29,118)	91,779	(10,930)	1,833
Net cash provided by (used in) operating activities	201	(37,538)	37,620	(47,179)	1,049,496	13,798	1,016,398

Investing Activities:
Purchases of property, plant and equipment	-	(186)	(77,381)	-	(646,396)	36,607	(687,356)
Proceeds from sale of property, plant and equipment	-	16	1,348	-	12,482	-	13,846
Disbursement of loans to related parties	-	(123,908)	177	164,746	-	(41,015)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(36,148)	(39,721)	-	(186,477)	(14,127)	(276,473)
Proceeds from divestitures	-	-	-	-	58,582	-	58,582
Net cash (used in) provided by investing activities	-	(160,226)	(115,577)	164,746	(761,809)	(18,535)	(891,401)

Financing Activities:
Short-term borrowings, net	-	36,847	78,179	-	(123,064)	-	(8,038)
Long-term debt and capital lease obligations, net	-	366,231	(221)	(117,567)	(644,378)	41,015	(354,920)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	454,000	-	454,000
Proceeds from exercise of stock options	-	36,755	-	-	7,132	-	43,887
Dividends paid	(222)	(252,395)	-	-	163	59	(252,395)
Capital increase (decrease)	-	-	-	-	35,873	(35,873)	-
Distributions to Noncontrolling interests	-	-	-	-	(38,592)	-	(38,592)
Net cash (used in) provided by financing activities	(222)	187,438	77,958	(117,567)	(308,866)	5,201	(156,058)

Effect of exchange rate changes on cash and cash equivalents	-	10,326	(2)	-	(2,419)	50	7,955
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	(21)	-	(1)	-	(23,598)	514	(23,106)
Cash and cash equivalents at beginning of period	44	-	45	-	244,601	-	244,690
Cash and cash equivalents at end of period	$23	$-	$44	$-	$221,003	$514	$221,584

The Company, Basis of Presentation, Significant Accounting Policies and Health Care Reform (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Variable Interest Entity [Line Items]
Trade accounts receivable	$ 2,573,258	$ 2,285,909
Goodwill	8,140,468	7,511,434	7,309,910
Equity	7,377,258	6,675,287
Revenue	12,053,490	11,247,477	10,612,323
VIE Description	The Company entered into various arrangements with certain dialysis clinics and a dialysis product distributor to provide management services, financing and product supply. The dialysis clinics and the dialysis product distributor have either negative equity or are unable to provide their own funding and operations. Therefore, the Company has agreed to fund their operations through loans. The compensation for the funding can carry interest, exclusive product supply agreements or the Company is entitled to a pro rata share of profits, if any, and has a right of first refusal in the event the owners sell the business or assets. These clinics and the dialysis product distributor are VIEs in which the Company has been determined to be the primary beneficiary and which therefore have been fully consolidated.
Support provided to VIE	110,600	42,300
Interest Costs Incurred [Abstract]
Interest Costs Capitalized	5,918	10,395	8,723
Variable Interest Enterprise [Member]
Variable Interest Entity [Line Items]
Trade accounts receivable	60,070	50,730
Other current assets	26,981	20,029
Property, plant and equipment, intangible assets and other noncurrent assets	29,597	13,841
Goodwill	56,883	21,606
Accounts payable, accrued expenses and other liabilities	(105,662)	(42,931)
Noncurrent loans to related parties	(12,998)	(17,016)
Equity	(54,870)	(46,258)
Revenue	$ 132,697	$ 112,573	$ 111,854

Related Party Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Fresenius SE [Member] USD ( $)	Dec. 31, 2010 Fresenius SE [Member] EUR ( €)	Dec. 31, 2009 Fresenius SE [Member] USD ( $)	Dec. 31, 2009 Fresenius SE [Member] EUR ( €)	Dec. 31, 2010 Fresenius SE [Member] Services Provided By Related Party [Member] USD ( $)	Dec. 31, 2009 Fresenius SE [Member] Services Provided By Related Party [Member] USD ( $)	Dec. 31, 2008 Fresenius SE [Member] Services Provided By Related Party [Member] USD ( $)	Dec. 31, 2010 Fresenius SE [Member] Services Provided To Related Party [Member] USD ( $)	Dec. 31, 2009 Fresenius SE [Member] Services Provided To Related Party [Member] USD ( $)	Dec. 31, 2008 Fresenius SE [Member] Services Provided To Related Party [Member] USD ( $)	Dec. 31, 2010 Fresenius SE [Member] Operating Lease Agreements [Member] USD ( $)	Dec. 31, 2009 Fresenius SE [Member] Operating Lease Agreements [Member] USD ( $)	Dec. 31, 2008 Fresenius SE [Member] Operating Lease Agreements [Member] USD ( $)	Dec. 31, 2010 Fresenius SE [Member] Sales To Related Party [Member] USD ( $)	Dec. 31, 2009 Fresenius SE [Member] Sales To Related Party [Member] USD ( $)	Dec. 31, 2008 Fresenius SE [Member] Sales To Related Party [Member] USD ( $)	Dec. 31, 2010 Fresenius SE [Member] Purchases From Related Party [Member] USD ( $)	Dec. 31, 2009 Fresenius SE [Member] Purchases From Related Party [Member] USD ( $)	Dec. 31, 2008 Fresenius SE [Member] Purchases From Related Party [Member] USD ( $)	Dec. 31, 2010 Fresenius SE [Member] Production Lines Acquired From Related Party [Member] USD ( $)	Dec. 31, 2010 General Partner [Member] USD ( $)	Dec. 31, 2010 General Partner [Member] EUR ( €)	Dec. 31, 2009 General Partner [Member] USD ( $)	Dec. 31, 2009 General Partner [Member] EUR ( €)	Dec. 31, 2010 General Partner [Member] Services Provided By Related Party [Member] USD ( $)	Dec. 31, 2009 General Partner [Member] Services Provided By Related Party [Member] USD ( $)	Dec. 31, 2008 General Partner [Member] Services Provided By Related Party [Member] USD ( $)	Dec. 31, 2010 General Partner [Member] Compensation For Risk Exposure [Member] USD ( $)	Dec. 31, 2009 General Partner [Member] Compensation For Risk Exposure [Member] USD ( $)	Dec. 31, 2008 General Partner [Member] Compensation For Risk Exposure [Member] USD ( $)	Dec. 31, 2010 APP Inc [Member] Purchases From Related Party [Member] USD ( $)	Dec. 31, 2009 APP Inc [Member] Purchases From Related Party [Member] USD ( $)	Dec. 31, 2008 APP Inc [Member] Purchases From Related Party [Member] USD ( $)	Dec. 31, 2010 Related Party Law Firm [Member] Services Provided By Related Party [Member] USD ( $)	Dec. 31, 2009 Related Party Law Firm [Member] Services Provided By Related Party [Member] USD ( $)	Dec. 31, 2008 Related Party Law Firm [Member] Services Provided By Related Party [Member] USD ( $)	Dec. 31, 2010 Maximum [Member] EUR ( €)	Dec. 31, 2009 Maximum [Member] EUR ( €)	Dec. 31, 2010 Minimum [Member] EUR ( €)	Dec. 31, 2009 Minimum [Member] EUR ( €)
Related Party Transactions [Line Items]
FSE ownership percentage	35.70%	35.70%
Amount of transaction	$ 7,679	€ 5,747	$ 8,279	€ 5,747	$ 59,501	$ 68,234	$ 59,038	$ 6,115	$ 13,540	$ 9,798	$ 23,807	$ 23,109	$ 23,485	$ 15,413	$ 13,601	$ 36,704	$ 43,474	$ 43,320	$ 45,084	$ 3,416	$ 2,004	€ 1,500	$ 2,161	€ 1,500	$ 16,123	$ 7,783	$ 9,230	$ 80	$ 84	$ 88	$ 30,703	$ 31,300	$ 19,564	$ 1,601	$ 1,445	$ 1,098	€ 86,547	€ 72,000	€ 10,000	€ 1,300

Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 158,163	$ 154,599
Work in process	56,345	63,683
Finished goods	475,641	481,047
Health care supplies	118,948	122,325
Inventories	809,097	821,654
Epo Disclosures [Abstract]
EPO Inventories	32,987	34,788
EPO Revenue (As Percentage Of Total North America Revenue)	19.00%	21.00%	20.00%
Inventories [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Recorded Unconditional Purchase Obligation	2,164,532	2,414,214	2,556,603
Recorded Unconditional Purchase Obligation Due Within One Year	$ 374,083	$ 407,889	$ 385,283
Recorded Unconditional Purchase Obligation Description	The Company has a contingent liability of up to $60,400, subject to renegotiation of certain supply contracts.

Property Plant and Equipment (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 5,068,334	$ 4,692,711
Accumulated depreciation	(2,541,042)	(2,273,141)
Property, plant and equipment, net	2,527,292	2,419,570
Depreciation expense	432,930	396,860	368,300
Land and improvements [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	50,505	44,837
Building and improvements [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,856,968	1,727,681
Machinery and equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	2,893,643	2,630,925
Machinery, equipment and rental equipment under capitalized leases [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	28,406	29,557
Accumulated depreciation	14,966	14,010
Construction in progress [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	238,812	259,711
Assets Leased To Others [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, net	$ 416,392	$ 364,118

Intangible Assets and Goodwill (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Amortization Expense [Abstract]
Finite Lived Intangible Assets Amortization Expense	$ 70,294	$ 60,225	$ 47,384
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
2011	67,585
2012	61,644
2013	58,389
2014	57,353
2015	53,260
Indefinite Lived Intangible Assets By Major Class [Line Items]
Carrying amount	215,481	429,962
Intangible assets	692,544	859,195
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	976,642	884,625
Accumulated Amortization	(499,579)	(455,392)
Goodwill [Roll Forward]
Goodwill	7,511,434	7,309,910
Goodwill acquired	429,510	175,314
Reclassifications	214,706	0
Foreign Currency Translation Adjustment	(15,182)	26,210
Goodwill	8,140,468	7,511,434	7,309,910
Tradename [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Carrying amount	210,424	210,348
Management contracts [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Carrying amount	5,057	219,614
Noncompete Agreements [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	243,575	224,579
Accumulated Amortization	(167,801)	(157,717)
Technology [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	110,850	100,016
Accumulated Amortization	(25,346)	(18,109)
License and distribution agreements [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	233,460	184,219
Accumulated Amortization	(70,189)	(59,677)
Self-developed software [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	46,955	31,230
Accumulated Amortization	(21,861)	(9,405)
Other intangible assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	286,021	277,468
Accumulated Amortization	(214,382)	(210,484)
Construction in progress [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	55,781	67,113
Accumulated Amortization	0	0
North America [Member]
Goodwill [Roll Forward]
Goodwill	6,694,711	6,571,411
Goodwill acquired	115,040	123,303
Reclassifications	214,706	0
Foreign Currency Translation Adjustment	288	(3)
Goodwill	7,024,745	6,694,711
International [Member]
Goodwill [Roll Forward]
Goodwill	656,906	578,682
Goodwill acquired	314,338	52,011
Reclassifications	0	0
Foreign Currency Translation Adjustment	(15,470)	26,213
Goodwill	955,774	656,906
Reporting Segment [Domain]
Goodwill [Roll Forward]
Goodwill	159,817	159,817
Goodwill acquired	132	0
Reclassifications	0	0
Foreign Currency Translation Adjustment	0	0
Goodwill	$ 159,949	$ 159,817

Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Accrued Expenses And Other Liabilities (Details) [Abstract]
Accrued salaries, wages and incentive plan compensations	$ 389,434	$ 334,227
Unapplied cash and receivable credits	169,657	192,626
Accrued insurance	163,240	169,866
Derivative financial instruments	124,171	15,773
Special charge for legal matters	115,000	115,000
Other	575,921	508,061
Total accrued expenses and other current liabilities	$ 1,537,423	$ 1,335,553

Short-term Borrowings and Other Financial Liabilities and Short-term borrowings from Related Parties (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 Fresenius SE [Member] USD ( $)	Dec. 31, 2010 Fresenius SE [Member] EUR ( €)	Dec. 31, 2009 Fresenius SE [Member] USD ( $)	Dec. 31, 2009 Fresenius SE [Member] EUR ( €)	Dec. 31, 2010 General Partner [Member] USD ( $)	Dec. 31, 2010 General Partner [Member] EUR ( €)	Dec. 31, 2009 General Partner [Member] USD ( $)	Dec. 31, 2009 General Partner [Member] EUR ( €)	Dec. 31, 2010 Maximum [Member] EUR ( €)	Dec. 31, 2009 Maximum [Member] EUR ( €)	Dec. 31, 2010 Minimum [Member] EUR ( €)	Dec. 31, 2009 Minimum [Member] EUR ( €)
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 131,791	$ 95,720
Accounts receivable facility	510,000	214,000
Other financial liabilities	28,880	6,624
Short-term borrowings and other financial liabilities	670,671	316,344
Short Term Borrowings Due To Related Parties Current	9,683	10,440
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	680,354	326,784
Lines of credit weighted average interest rate	4.19%	2.94%
Other commercial bank agreements, amounts available	234,370	208,952
Accounts receivable facility, weighted average interest rate	1.86%
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction				7,679	5,747	8,279	5,747	2,004	1,500	2,161	1,500	86,547	72,000	10,000	1,300
Related Party Transaction Rate				6.00%	6.00%	6.00%	6.00%	1.42%	1.42%	1.34%	1.34%	1.88%	2.05%	0.97%	1.05%
Interest Expense Related Party	$ 179	$ 188	$ 3,388

Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended											12 Months Ended				12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 Amended 2006 Senior Credit Agreement [Member] USD ( $)	Dec. 31, 2009 Amended 2006 Senior Credit Agreement [Member] USD ( $)	Dec. 31, 2010 Amended 2006 Senior Credit Agreement [Member] Term Loan A [Member] USD ( $)	Dec. 31, 2010 Amended 2006 Senior Credit Agreement [Member] Revolving Credit Facility [Member] USD ( $)	Dec. 31, 2010 Term Loan A [Member] USD ( $)	Dec. 31, 2009 Term Loan A [Member] USD ( $)	Dec. 31, 2010 Original 2006 Senior Credit Agreement [Member] Term Loan A [Member] USD ( $)	Dec. 31, 2010 Term Loan B [Member] USD ( $)	Dec. 31, 2009 Term Loan B [Member] USD ( $)	Dec. 31, 2010 Revolving Credit Facility [Member] USD ( $)	Dec. 31, 2009 Revolving Credit Facility [Member] USD ( $)	Dec. 31, 2010 Original 2006 Senior Credit Agreement [Member] Revolving Credit Facility [Member] USD ( $)	Dec. 31, 2010 Senior Notes [Member] USD ( $)	Dec. 31, 2009 Senior Notes [Member] USD ( $)	Dec. 31, 2010 Senior Notes 6.875 Percent [Member] USD ( $)	Dec. 31, 2010 Senior Notes 5.5 Percent [Member] EUR ( €)	Dec. 31, 2010 Senior Notes 5.5 Percent [Member] USD ( $)	Dec. 31, 2010 Euro Notes [Member] USD ( $)	Dec. 31, 2009 Euro Notes [Member] USD ( $)	Dec. 31, 2010 EIB Agreements [Member] USD ( $)	Dec. 31, 2010 EIB Agreements [Member] EUR ( €)	Dec. 31, 2009 EIB Agreements [Member] USD ( $)	Dec. 31, 2009 EIB Agreements [Member] EUR ( €)	Dec. 31, 2010 EIB Agreements US Dollar Borrowings [Member]	Dec. 31, 2009 EIB Agreements US Dollar Borrowings [Member]	Dec. 31, 2010 EIB Revolving Credit Facility [Member] EUR ( €)	Dec. 31, 2010 EIB Revolving Credit Facility [Member] USD ( $)	Dec. 31, 2009 EIB Revolving Credit Facility [Member] USD ( $)	Dec. 31, 2009 EIB Revolving Credit Facility [Member] EUR ( €)	Dec. 31, 2010 EIB Loan 2005 [Member] EUR ( €)	Dec. 31, 2010 EIB Loan 2005 [Member] USD ( $)	Dec. 31, 2009 EIB Loan 2005 [Member] USD ( $)	Dec. 31, 2009 EIB Loan 2005 [Member] EUR ( €)	Dec. 31, 2010 EIB Agreements Euro Borrowings [Member]	Dec. 31, 2009 EIB Agreements Euro Borrowings [Member]	Dec. 31, 2010 EIB Loan 2006 [Member] EUR ( €)	Dec. 31, 2010 EIB Loan 2006 [Member] USD ( $)	Dec. 31, 2009 EIB Loan 2006 [Member] USD ( $)	Dec. 31, 2009 EIB Loan 2006 [Member] EUR ( €)	Dec. 31, 2010 EIB Loan 2009 [Member] EUR ( €)	Dec. 31, 2010 EIB Loan 2009 [Member] USD ( $)	Dec. 31, 2009 EIB Loan 2009 [Member] USD ( $)	Dec. 31, 2009 EIB Loan 2009 [Member] EUR ( €)	Dec. 31, 2010 Original 2006 Senior Credit Agreement [Member] USD ( $)	Dec. 31, 2010 Long Term Debt [Member] USD ( $)
Debt Instrument [Line Items]
Senior Credit Agreement	$ 2,953,890	$ 3,522,040
Senior Long Term Notes															824,446	493,344	494,231		330,215	267,240	288,120	351,686		213,460
Capital lease obligations	15,439	17,600
Other	160,957	50,991
Long-term debt and capital lease obligations	4,573,658	4,585,555
Less current maturities	(263,982)	(157,634)
Total long-term debt less current maturities	4,309,676	4,427,921
Maximum amount available			4,072,764	3,927,326			1,335,000	1,373,418		1,537,764	1,553,908	1,200,000	1,000,000										271,000		271,000			90,000			90,000	41,000			41,000			90,000			90,000	50,000			50,000
Balance outstanding			2,953,890	3,522,040			1,335,000	1,373,418		1,537,764	1,553,908	81,126	594,714									351,686		213,460					115,812	35,000			48,806	48,806					120,258	129,654			66,810	0
Date of amendment			2010-09-29
Face amount					1,365,000	1,200,000			1,315,000					1,000,000			500,000	250,000
Maturity date					Mar 31, 2013	Mar 31, 2013			Mar 31, 2011					Mar 31, 2011			Jul 15, 2017	Jul 15, 2016	Jul 15, 2016									Jun 14, 2013	Jun 14, 2013			Sep 13, 2013	Sep 13, 2013					Feb 1, 2014	Feb 1, 2014			Feb 17, 2014	Feb 17, 2014
Amount of periodic principal payments					30,000
Frequency of periodic principal payments					quarterly
Frequency of Term Loan B initial principal payments										5 quarterly payments
Amount of initial Term Loan B principal payments										4,036
Frequency of ending Term Loan B principal payments										4 quarterly payments
Amount of ending Term Loan B principal payments										379,396
Dividend payment restrictions description			Additionally, the Amended 2006 Senior Credit Agreement provides for a limitation on dividends and other restricted payments which is $330,000 for dividends in 2011, and increases by $30,000 in each of the subsequent years.
Fees associated with Senior Credit Agreement			85,828																																											21,115
Allowed reduction from funded debt			250,000				30,000
Line of credit outstanding which reduces available borrowings under the revolving credit facility	121,518	97,287
Stated interest rate																	6.88%	5.50%	5.50%
Effective interest rate																	7.13%	5.75%	5.75%
Interest rate																										0.43%	0.38%									3.26%	0.70%
Maturity date, range start																				3.5 years
Maturity date, range end																				5.5 years
Long Term Debt Other Disclosures [Abstract]
Equity method investment, description of principal activities	The Galenica joint venture, announced in December 2010, is intended to expand on our agreements with Galenica by forming a new renal pharmaceutical company, Vifor Fresenius Medical Care Renal Pharma Ltd., to develop and distribute products to treat iron deficiency anemia and bone mineral metabolism for pre-dialysis and dialysis patients.
Equity method investment, amount of debt acquired	139,277																																														119,090
Equity method investment, ownership percentage	45.00%
Annual Payments [Abstract]
2011	263,982
2012	1,500,184
2013	1,734,568
2014	236,368
2015	1,631
Thereafter	846,528
Total	$ 4,583,261

Employee Benefit Plan (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined benefit pension plans
Pension contributions	$ 600
Expected funding for 2011	661
Changes in benefit obligations
Benefit obligation at beginning of year	386,852	353,961
Foreign currency translation	(8,898)	4,235
Service cost	7,982	7,500	8,357
Interest cost	22,615	21,397	20,393
Transfer of plan participants	181	96
Actuarial (gain) loss	26,655	13,216
Benefits paid	(9,915)	(7,560)
Curtailments and settlements	0	(5,993)
Benefit obligation at end of year	425,472	386,852	353,961
Change in plan assets:
Fair value of plan assets at beginning of year	236,633	214,616
Actual return on plan assets	3,191	29,382
Employer contributions	600	759
Benefits paid, fair value	(8,099)	(6,063)
Settlements	0	(2,061)
Fair value of plan assets at end of year	232,325	236,633	214,616
Funded status, end of year
Funded status at end of year	193,147	150,219
Amounts recognized in the Consolidated Balance Sheets [Abstract]
Pension liabilities, current	2,997	2,892
Pension liabilities, noncurrent	190,150	147,327
Pension plan with an accumulated benefit obligation in excess of plan assets [Abstract]
Accumulated benefit obligation for all defined benefit plans	394,276	367,182
Accumulated benefit obligation for all defined benefit plans with an obligation in excess of plan assets	$ 394,276	$ 367,182

Employee Benefit Plan (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 North American Plan [Member]	Dec. 31, 2009 North American Plan [Member]	Dec. 31, 2010 German Plan [Member]	Dec. 31, 2009 German Plan [Member]	Dec. 31, 2010 Pension North America [Member]	Dec. 31, 2010 Pension Germany [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan benefit obligation	$ 425,472	$ 386,852	$ 353,961	$ 282,792	$ 261,282	$ 142,680	$ 125,570
Percentage of pension beneficies located within the respective country								85.00%	15.00%

Employee Benefit Plan (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pre-tax changes recognized in Accumulated Other Comprehensive Income (AOCI) [Abstract]
Adjustments related to pensions beginning balance	$ 67,218	$ 76,926
Additions	40,917	(4,331)
Releases	(5,313)	(5,404)
Foreign currency translation adjustment	50	27
Adjustments related to pensions ending balance	102,872	67,218	76,926
The estimated amounts that will be amortized from AOCI into net periodic benefit costs [Abstract]
Actuarial losses to be amortized into net periodic pension cost	8,086
Weighted average assumptions used to determine end of year benefit obligations [Abstract]
Discount rate	5.70%	6.00%
Rate of compensation increase	4.00%	4.01%
Components of net periodic benefit cost [Abstract]
Service cost	7,982	7,500	8,357
Interest cost	22,615	21,397	20,393
Expected return on plan assets	(17,453)	(15,767)	(16,931)
Amortization of unrealized losses	5,313	4,592	1,944
Settlement loss	0	812	0
Net periodic benefit costs	18,457	18,534	13,763
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs [Abstract]
Discount rate	6.00%	6.15%	6.16%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increase	4.01%	4.19%	4.16%
Expected Benefit Payments for the Next Five Years [Abstract]
2011	11,224
2012	12,489
2013	13,462
2014	14,796
2015	16,304
2016 - 2020	108,387
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Description of 401(k) plan	Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $16.5 if under 50 years old ( $22.00 if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee’s pay.
Defined contribution plan, cost recognized	$ 31,583	$ 28,567	$ 26,096

Employee Benefit Plan (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements By Level [Line Items]
Total	$ (232,325)	$ (236,633)
Defined Benefit Plan Information About Plan Assets [Abstract]
Investment policy	The Company´s overall investment strategy is to achieve a mix of approximately 98% of investments for long-term growth and 2% for near-term benefit payments with a wide diversification of asset types, fund strategies and fund managers.
Quoted prices in active markets for identical assets (Level 1)
Fair Value Measurements By Level [Line Items]
Total	(9,186)	(12,436)
Quoted prices in active markets for identical assets (Level 1) | Common Stocks [Member]
Fair Value Measurements By Level [Line Items]
Equity Investments	2,565	5,904
Quoted prices in active markets for identical assets (Level 1) | Index Funds [Member]
Fair Value Measurements By Level [Line Items]
Equity Investments	0	0
Quoted prices in active markets for identical assets (Level 1) | Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed Income Investments	1,967	394
Quoted prices in active markets for identical assets (Level 1) | Corporate Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed Income Investments	0	0
Quoted prices in active markets for identical assets (Level 1) | Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed Income Investments	0	0
Quoted prices in active markets for identical assets (Level 1) | US Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed Income Investments	4,232	5,776
Quoted prices in active markets for identical assets (Level 1) | Cash Money Market And Mutual Funds [Member]
Fair Value Measurements By Level [Line Items]
Other types of investments	(422)	(362)
Significant Observable Inputs (Level 2)
Fair Value Measurements By Level [Line Items]
Total	(223,139)	(224,197)
Significant Observable Inputs (Level 2) | Common Stocks [Member]
Fair Value Measurements By Level [Line Items]
Equity Investments	0	0
Significant Observable Inputs (Level 2) | Index Funds [Member]
Fair Value Measurements By Level [Line Items]
Equity Investments	65,621	71,406
Significant Observable Inputs (Level 2) | Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed Income Investments	2,512	3,261
Significant Observable Inputs (Level 2) | Corporate Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed Income Investments	152,564	149,367
Significant Observable Inputs (Level 2) | Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed Income Investments	2,442	163
Significant Observable Inputs (Level 2) | US Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed Income Investments	0	0
Significant Observable Inputs (Level 2) | Cash Money Market And Mutual Funds [Member]
Fair Value Measurements By Level [Line Items]
Other types of investments	0	0
Common Stocks [Member]
Fair Value Measurements By Level [Line Items]
Equity Investments	2,565	5,904
Defined Benefit Plan Information About Plan Assets [Abstract]
Percentage target allocation	35.00%
Index Funds [Member]
Fair Value Measurements By Level [Line Items]
Equity Investments	65,621	71,406
Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed Income Investments	4,479	3,655
Corporate Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed Income Investments	152,564	149,367
Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed Income Investments	2,442	163
US Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed Income Investments	4,232	5,776
Cash Money Market And Mutual Funds [Member]
Fair Value Measurements By Level [Line Items]
Other types of investments	$ (422)	$ (362)
US Bonds [Member]
Defined Benefit Plan Information About Plan Assets [Abstract]
Percentage target allocation	65.00%

Mandatorily Redeemable Trust Preferred Securities (Details) In Thousands, unless otherwise specified	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 Fresenius Medical Care Capital Trust IV [Member] USD ( $)	Dec. 31, 2009 Fresenius Medical Care Capital Trust IV [Member] USD ( $)	Dec. 31, 2010 Fresenius Medical Care Capital Trust V [Member] EUR ( €)	Dec. 31, 2010 Fresenius Medical Care Capital Trust V [Member] USD ( $)	Dec. 31, 2009 Fresenius Medical Care Capital Trust V [Member] USD ( $)
Shares Subject To Mandatory Redemption By Settlement Terms [Line Items]
Year Issued			2001		2001	2001
Stated Amount			$ 225,000		€ 300,000
Interest Rate			7.88%		7.38%	7.38%
Mandatory Redemption Date			Jun 15, 2011		Jun 15, 2011	Jun 15, 2011
Trust Preferred Securities, noncurrent	0	656,096		224,451			431,645
Trust Preferred Securities, current	$ 625,549	$ 0	$ 224,835			$ 400,714

Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	$ 231,303
Dividends paid	(290,584)	(276,509)	(276,493)
Purchase (sale) of Noncontrolling interests	11,032	9,791	21,852
Cash contributions from Noncontrolling interests	4,392	3,285	4,105
Changes in fair value of Noncontrolling interests	(24,222)	(39,816)	(24,258)
Net Income	1,065,396	965,220	859,988
Other comprehensive income (loss), net of tax	(141,830)	103,364	(251,847)
Noncontrolling interests subject to put provisions ending balance	279,709	231,303
Put provisions exercisable	95,159
Put provisions exercised over last three fiscal years	6,535
Cash contributions received from holders of noncontrolling interests that was recorded in cash from operating activities	17,174
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	231,303	162,166	116,539
Dividends paid	(38,964)	(16,930)	(14,494)
Purchase (sale) of Noncontrolling interests	28,969	12,548	9,148
Cash contributions from Noncontrolling interests	5,289	5,108	13,069
Changes in fair value of Noncontrolling interests	24,222	39,816	24,258
Net Income	28,839	28,595	13,646
Other comprehensive income (loss), net of tax	51	0	0
Noncontrolling interests subject to put provisions ending balance	$ 279,709	$ 231,303	$ 162,166

Shareholders' Equity (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 USD ( $)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2010 Stock Option Amended 2006 Plan [Member] EUR ( €)	Dec. 31, 2010 Authorized Capital 2010 One [Member]	Dec. 31, 2010 Authorized Capital 2010 Two [Member]	Dec. 31, 2010 Common Stock, No par value [Member]	Dec. 31, 2009 Common Stock, No par value [Member]	Dec. 31, 2010 Preferred Stock, No par value [Member]	Dec. 31, 2009 Preferred Stock, No par value [Member]
Stockholders Equity Note [Abstract]
Percentage by which nominal value of Conditional Capital may not exceed the Company's issued capital	10.00%	10.00%
Conditional Capital [Line Items]
Conditional capital increases							€ 15,000
Conditional capital increase (in shares)							15,000
Common stock no par value (in Euros)		€ 1					€ 1
Authorized Capital [Line Items]
Common stock authorized	373,436,220	373,436,220						35,000,000	25,000,000
Stock options held										12,152,108	11,894,000	58,663	147,000
Weighted average remaining contractual life in years										3.38		3.29
Stock options exercised during the period										2,532,366		72,840
Dividends paid	$ (290,584)		$ (276,509)		$ (276,493)
Dividends declared per share, ordinary shares		€ 0.61		€ 0.58		€ 0.54
Dividends declared per share, preference shares		€ 0.63		€ 0.6		€ 0.56

Earnings Per Share (Details) (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Numerators:
Income attributable to the Company	$ 978,517	$ 891,138	$ 817,607
Less: Dividend preference on Preference shares	104	107	112
Income available to all classes of shares	$ 978,413	$ 891,031	$ 817,495
Denominators:
Weighted average number of ordinary shares outstanding	296,808,978	294,418,795	293,233,477
Weighted average number of preference shares outstanding	3,912,348	3,842,586	3,795,248
Total weighted average shares outstanding	300,721,326	298,261,381	297,028,725
Potentially dilutive Ordinary shares	1,311,042	0	777,848
Total weighted average Ordinary shares	298,120,020	294,418,795	294,011,325
Potentially dilutive Preference shares	35,481	66,314	98,060
Total weighted average Preference shares outstanding assuming dilution	3,947,829	3,908,900	3,893,308
Basic income per Ordinary share	$ 3.25	$ 2.99	$ 2.75
Plus preference per Preference shares	$ 0.03	$ 0.03	$ 0.03
Basic income per Preference share	$ 3.28	$ 3.02	$ 2.78
Fully diluted income per Ordinary share	$ 3.24	$ 2.99	$ 2.74
Plus preference per Preference shares	$ 0.03	$ 0.03	$ 0.03
Fully diluted income per Preference share	$ 3.27	$ 3.02	$ 2.77

Stock Options (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended						12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2010 Management Board of the General Partner [Member] Stock Option Amended 2006 Plan [Member] USD ( $)	Dec. 31, 2009 Management Board of the General Partner [Member] Stock Option Amended 2006 Plan [Member] USD ( $)	Dec. 31, 2008 Management Board of the General Partner [Member] Stock Option Amended 2006 Plan [Member] USD ( $)	Dec. 31, 2010 Management Board of the General Partner [Member] Stock Option Amended 2006 Plan [Member] EUR ( €)	Dec. 31, 2009 Management Board of the General Partner [Member] Stock Option Amended 2006 Plan [Member] EUR ( €)	Dec. 31, 2008 Management Board of the General Partner [Member] Stock Option Amended 2006 Plan [Member] EUR ( €)	Dec. 31, 2010 Stock Option Amended 2006 Plan [Member] EUR ( €)	Dec. 31, 2009 Stock Option Amended 2006 Plan [Member]	Dec. 31, 2008 Stock Option Amended 2006 Plan [Member]	Dec. 31, 2010 Stock Option 2001 Plan [Member] EUR ( €)	Dec. 31, 2010 Common Stock, No par value [Member]
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
Compensation expense	$ 27,981	$ 33,746	$ 31,879
Compensation expense, deferred income tax	8,020	9,740	9,158
Share-based compensation	2,603	1,537	2,189
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conditional capital increases												15,000
Common stock, no par value				€ 1								€ 1
Share based compensation expiration period												7 years			10 years
Share based compensation vesting period												3 years
Performance target, EPS minimum increase												8.00%
Options awarded						423,300	348,600	398,400				2,817,879	2,585,196	2,523,729		2,818,000
Options granted						423,300	348,600	398,400				2,817,879	2,585,196	2,523,729		2,818,000
Weighted average exercise price	$ 57.07	$ 46.22		€ 42.71	€ 32.08	$ 57.07	$ 46.22	$ 49.38	€ 42.71	€ 32.08	€ 35.48
Weighted average fair value oper option granted						$ 10.47	$ 10.95	$ 15.37
Total fair value of granted shares						29,515	28,318	38,788
Convertible bonds, principal															€ 10,240
Grants, non-voting preference shares															4,000,000
Convertible bonds, par value original															€ 2.56
Convertible bonds, interest rate															5.50%
Convertible bonds, par value adjusted															€ 0.85
Share-based compensation, expiration period												7 years			10 years
Stock price target, excess of inital value															25.00%
Number of days used to calculate the average price of the preference shares															30 days
In the case of options not subject to a stock price target, the number of convertible bonds awarded to the eligible employee would be 15% less than if the employee elected options subject to the stock price targe															15% less

Stock Options (Details 1) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 Common Stock, No par value [Member] EUR ( €)	Dec. 31, 2010 Common Stock, No par value [Member] USD ( $)	Dec. 31, 2010 Preferred Stock, No par value [Member] EUR ( €)	Dec. 31, 2010 Preferred Stock, No par value [Member] USD ( $)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding [Roll Forward]
Stock options beginning balance				11,894,000	11,894,000	147,000	147,000
Options granted				2,818,000	2,818,000
Options exercised				2,532,000	2,532,000	73,000	73,000
Options forfeited				28,000	28,000	15,000	15,000
Stock options ending balance				12,152,108	12,152,108	58,663	58,663
Stock Options Transactions Weighted Average Price Per Share [Roll Forward]
Weighted average price per share beginning balance				€ 30.5	$ 40.754	€ 18.35	$ 24.51927
Granted				€ 42.71	$ 57.069102
Exercised				€ 28.38	$ 37.921	€ 18.57	$ 24.813
Forfeited				€ 30.35	$ 40.553	€ 13.95	$ 18.63999
Weighted average price per share ending balance				€ 33.78	$ 45.136836	€ 19.19	$ 25.641
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest [Abstract]
Number of options				59,000	59,000	4,316,000	4,316,000
Weighted average remaining contractual life in years				3.38	3.38	3.29	3.29
Weighted average exercise price				€ 19.19	$ 25.65	€ 27.99	$ 37.4
Aggregate intrinsic value				€ 940	$ 1,255	€ 65,785	$ 87,902
Unrecognized compensation costs related to non-vested options	43,604
Total compensation cost not yet recognized, period for recognition	1.6
Cash received from exercise of stock options	96,204	64,271	36,755
Intrinsic value of options exercised	50,921	28,170	27,135
Tax benefit realized from exercise of stock options	$ 13,313	$ 8,123	$ 7,132

Stock Options (Details 2)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2010 Management Board of the General Partner [Member] Stock Option Amended 2006 Plan [Member] EUR ( €)	Dec. 31, 2010 Management Board of the General Partner [Member] Stock Option Amended 2006 Plan [Member] USD ( $)	Dec. 31, 2009 Management Board of the General Partner [Member] Stock Option Amended 2006 Plan [Member] EUR ( €)	Dec. 31, 2009 Management Board of the General Partner [Member] Stock Option Amended 2006 Plan [Member] USD ( $)	Dec. 31, 2008 Management Board of the General Partner [Member] Stock Option Amended 2006 Plan [Member] USD ( $)	Dec. 31, 2008 Management Board of the General Partner [Member] Stock Option Amended 2006 Plan [Member] EUR ( €)	Dec. 31, 2010 Common Stock, No par value [Member] Management Board of the General Partner [Member]	Dec. 31, 2010 Common Stock, No par value [Member] Employees of the Company [Member]	Dec. 31, 2010 Preferred Stock, No par value [Member] Employees of the Company [Member]	Dec. 31, 2010 Common Stock, No par value [Member]	Dec. 31, 2009 Common Stock, No par value [Member]	Dec. 31, 2010 Preferred Stock, No par value [Member]	Dec. 31, 2009 Preferred Stock, No par value [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Expected dividend yield	1.98%	2.39%
Risk-free interest rate	2.28%	3.11%
Expected volatility	22.92%	25.85%
Expected life of options	7	7
Weighted average exercise price	$ 57.07	$ 46.22	€ 42.71	€ 32.08	€ 42.71	$ 57.07	€ 32.08	$ 46.22	$ 49.38	€ 35.48
Share Based Compensation Arrangement By Share Based Payment Award Additional General Disclosures [Abstract]
Stock options held											2,178,699	9,973,409	58,663	12,152,108	11,894,000	58,663	147,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income before income taxes is attributable to the following geographic locations:
Germany	$ 303,954	$ 296,326	$ 372,174
United States	1,084,756	904,083	773,089
Other	255,031	255,224	190,427
Income before income taxes	1,643,741	1,455,633	1,335,690
Current:
Germany	100,635	68,442	62,609
United States	355,739	318,589	198,763
Other	101,206	81,236	77,134
Total income tax expense current	557,580	468,267	338,506
Deferred:
Germany	(16,479)	5,041	43,593
United States	52,648	22,498	105,152
Other	(15,404)	(5,393)	(11,549)
Total income tax expense deferred	20,765	22,146	137,196
Income tax expense	578,345	490,413	475,702
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Federal corporation income tax base rate	15.00%	15.00%	15.00%
Federal corporation income tax solidarity surcharge	5.50%	5.50%	5.50%
Combined tax rate	28.71%	29.13%	29.58%
Deferred tax assets:
Accounts receivable, primarily due to allowance for doubtful accounts	28,538	37,571
Inventory, primarily due to additional costs capitalized for tax purposes, and inventory reserve accounts	35,172	33,798
Plant, equipment, intangible assets and other noncurrent assets, principally due to differences in depreciation and amortization	79,244	50,925
Accrued expenses and other liabilities for financial accounting purposes, not currently tax deductible	310,730	291,767
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	93,165	78,730
Derivatives	60,199	52,283
Stock-based compensation expense	24,112	22,981
Other	12,626	21,530
Total deferred tax assets	643,786	589,585
Less: valuation allowance [N]	(71,799)	(63,497)
Net deferred tax assets	571,987	526,088
Deferred tax liabilities:
Accounts receivable	12,549	10,670
Inventory, primarily due to inventory reserve accounts for tax purposes	7,730	9,643
Accrued expenses and other liabilities for financial reporting purposes, not currently tax deductible	45,370	14,941
Plant, equipment and intangible assets, primarily due to differences in depreciation and amortization	510,284	513,254
Derivatives	0	3,128
Other	81,969	53,343
Total deferred tax liabilities	657,902	604,979
Net deferred tax assets (liabilities)	(85,915)	(78,891)
Estimated future tax liabilities associated with earnings that are likely to be distributed in 2011 and following years	11,603
Undistributed Earnings Of Foreign Subsidiaries	3,411,518
German income tax on dividends and capital gains	1.40%
Unrecognized tax benefits (net of interest)
Beginning balance	410,016	379,327	354,050
Increases in unrecognized tax benefits prior periods	12,782	59,833	24,074
Decreases in unrecognized tax benefits prior periods	(11,429)	(13,911)	(36,334)
Increases in unrecognized tax benefits current period	13,588	7,587	20,180
Changes related to settlements with tax authorities	(34,410)	(8,599)	(2,042)
Reductions as a result of a lapse of the statute of limitations	(129)	0	0
Foreign currency translation	(14,518)	(14,221)	19,399
Ending balance	375,900	410,016	379,327
Unrecognized tax benefits which would affect the effective tax rate if recognized	347,081
Amount of potential reduction of unrecognized tax benefits	196,000
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	292,974
Income Tax Examination [Line Items]
Interest and penalties recognized	10,650
Accrual for tax related interest and penalties	57,378
Total Deferred Tax Assets [Member]
Valuation Allowance [Line Items]
Valuation allowance increase	8,302	7,328
Operating Loss Carryforwards Expiration In One Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	6,919
Operating Loss Carryforwards Expiration In Two Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	17,067
Operating Loss Carryforwards Expiration In Three Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	13,949
Operating Loss Carryforwards Expiration In Four Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	19,539
Operating Loss Carryforwards Expiration In Five Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	20,078
Operating Loss Carryforwards Expiration In Six Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	27,730
Operating Loss Carryforwards Expiration In Seven Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	9,444
Operating Loss Carryforwards Expiration In Eight Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	13,201
Operating Loss Carryforwards Expiration In Nine Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4,507
Operating Loss Carryforwards Expiration In Ten Years And Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	5,476
Operating Loss Carryforwards No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	155,064
Internal Revenue Service (IRS) [Member]
Income Tax Examination [Line Items]
Income Tax Examination Liability Refund Adjustment From Settlement With Taxing Authority	$ 37,000

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation between the expected and actual income tax expense
Expected corporate income tax expense	$ 471,836	$ 423,953	$ 395,097
Tax free income [N]	(24,088)	(33,284)	(49,309)
Tax rate differentials	117,946	96,237	93,877
Non-deductible expenses	6,934	3,947	5,494
Taxes for prior year	11,994	6,663	21,371
Change in valuation allowance	(2,259)	8,950	4,168
Noncontrolling partnership interests [N]	(26,870)	(26,876)	(13,440)
Other	22,852	10,823	18,444
Income tax expense	$ 578,345	$ 490,413	$ 475,702
Effective tax rate	35.20%	33.70%	35.60%

Operating Leases (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Leases Future Minimum Payments Receivable (Details) [Abstract]
2011	$ 489,481
2012	427,901
2013	376,255
2014	319,724
2015	272,369
Thereafter	910,381
Total	2,796,111
Operating Leases Rent Expense Abstract
Operating leases rental expense	$ 563,182	$ 532,465	$ 497,875

Financial Instruments (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets:
Cash and cash equivalents	$ 522,870	$ 301,225	$ 221,584	$ 244,690
Liabilities:
Short-term borrowings	670,671	316,344
Short-term borrowings from related parties	9,683	10,440
Senior Credit Agreement	2,953,890	3,522,040
Trust Preferred Securities, current	625,549	0
Trust Preferred Securities, noncurrent	0	656,096
Noncontrolling interests subject to put provisions	279,709	231,303
Notional amount of foreign currency cash flow hedge derivatives	1,026,937	1,076,217
Notional amount of foreign currency derivative instruments not designated as hedging instruments	1,607,312	750,812
Notional amount of interest rate derivatives	3,175,000	2,400,000
Amount estimated to be transferred in the future from accumulated OCI into earnings	3,745
Reclassification from accumulated OCI into earnings, time estimate	12 months
Amount of additional interest expense expected to be reclassified into earnings	63,812
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	59 months
Maximum remaining maturity of interest rate cash flow hedges	20 months
Senior Notes [Member] | Carrying Reported Amount Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	824,446	493,344
Euro Notes [Member] | Carrying Reported Amount Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	267,240	288,120
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	522,870	301,225
Accounts Receivable Fair Value Disclosure	2,687,234	2,558,795
Liabilities:
Accounts Payable	542,524	639,836
Short-term borrowings	670,671	316,344
Short-term borrowings from related parties	9,683	10,440
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	528,082	282,051
Senior Credit Agreement	2,953,890	3,522,040
Trust Preferred Securities, current	625,549
Trust Preferred Securities, noncurrent		656,096
Noncontrolling interests subject to put provisions	279,709	231,303
Senior Notes [Member] | Portion At Fair Value Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	880,366	498,750
Euro Notes [Member] | Portion At Fair Value Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	276,756	299,621
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	522,870	301,225
Accounts Receivable Fair Value Disclosure	2,687,234	2,558,795
Liabilities:
Accounts Payable	542,524	639,836
Short-term borrowings	670,671	316,344
Short-term borrowings from related parties	9,683	10,440
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	528,082	282,051
Senior Credit Agreement	2,937,504	3,429,470
Trust Preferred Securities, current	643,828
Trust Preferred Securities, noncurrent		688,026
Noncontrolling interests subject to put provisions	279,709	231,303
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	267,240	288,120
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 824,446	$ 493,344

Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	$ 3,703	$ 8,899
Liabilities	(51,816)	(9,251)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	3,517	7,696
Liabilities	(20,751)	(6,217)
Interest Rate Contract Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	(51,604)	(305)
Interest Rate Contract Current Yen [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	0	0
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	810	5,284
Liabilities	(486)	(830)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	509	9
Liabilities	(213)	0
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	(73,221)	(105,810)
Interest Rate Contract Non Current Yen [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	0	(3)
Interest Rate Swap [Member]
Interest Rate Risk Management [Abstract]
Interest rate swap agreements interest rate	4.26%
Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	4,513	14,183
Liabilities	(177,127)	(116,199)
Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	4,026	7,705
Liabilities	$ (20,964)	$ (6,217)

Financial Instruments (Details 2) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ (15,662)	$ 36,053
Amount of (Gain) or Loss Recognized in Income on Derivatives	7,553	(5,971)
Amount of (Gain) or Loss Recognized in Income on Derivatives	63,832	574
Interest Income Expense [Member] | Interest Rate Contract Dollar [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	0	(33)
Interest Income Expense [Member] | Interest Rate Contract Yen [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	0	0
Interest Income Expense [Member] | Foreign Exchange Contract [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(8,622)	3,883
Cost Of Sale [Member] | Foreign Exchange Contract [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	7,553	(5,938)
Selling, General and Administrative Expense [Member] | Foreign Exchange Contract [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	72,454	(3,309)
Interest Rate Contract Dollar [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(18,710)	42,832
Interest Rate Contract Yen [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	2	6
Foreign Exchange Contract [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ 3,046	$ (6,785)

Other Comprehensive Income (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period - pretax	$ 15,662	$ (36,053)	$ 107,316
Changes in fair value of cash flow hedges during the period - tax effect	2,241	(16,419)	42,764
Changes in fair value of cash flow hedges during the period - net	13,421	(19,634)	64,552
Reclassification adjustments - pretax	7,553	(5,971)	(924)
Reclassification adjustments - tax effect	1,928	(1,375)	(296)
Reclassification adjustments - net	5,625	(4,596)	(628)
Total other comprehensive income (loss) relating to cash flow hedges - pretax	(8,109)	30,082	(108,240)
Total other comprehensive income (loss) relating to cash flow hedges - tax effect	313	(15,044)	43,060
Total other comprehensive income (loss) relating to cash flow hedges - net	(7,796)	15,038	(65,180)
Foreign-currency translation adjustment - pretax	(110,888)	82,545	(170,748)
Foreign-currency translation adjustment - tax effect	0	0	0
Foreign-currency translation adjustment - net	(110,888)	82,545	(170,748)
Adjustments related to pension obligations - pretax	(35,654)	9,708	(28,551)
Adjustments related to pension obligations - tax effect	12,508	(3,927)	12,632
Adjustments related to pension obligations - net	23,146	(5,781)	15,919
Other comprehensive income (loss) - pretax	(154,651)	122,335	(307,539)
Other comprehensive income (loss) - tax effect	12,821	(18,971)	55,692
Other comprehensive income (loss), net of tax	$ (141,830)	$ 103,364	$ (251,847)

Business Segment Information (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	$ 12,053,490	$ 11,247,477	$ 10,612,323
Inter - segment revenue	0	0	0
Segment depreciation and amortization	(503,224)	(457,085)	(415,671)
Operating income	1,923,805	1,755,596	1,672,432
Segment assets	17,094,661	15,821,315
Segment Reporting Information Expenditures For Additions To Long Lived Assets And Investments	1,287,967	761,719	963,829
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	12,053,038	11,246,873	10,611,671
Inter - segment revenue	94,384	80,608	84,383
Segment revenue	12,147,422	11,327,481	10,696,054
Segment depreciation and amortization	(494,134)	(448,190)	(408,299)
Operating income	2,063,281	1,886,434	1,784,207
Segment assets	16,507,974	15,456,057	14,517,511
thereof investments in equity method investees	250,373	5,795	4,396
Segment Reporting Information Expenditures For Additions To Long Lived Assets And Investments	1,132,593	760,537	856,542
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	8,129,737	7,611,500	7,005,401
Inter - segment revenue	5,419	2,752	2,100
Segment revenue	8,135,156	7,614,252	7,007,501
Segment depreciation and amortization	(287,062)	(264,785)	(238,300)
Operating income	1,385,651	1,249,769	1,168,173
Segment assets	11,720,495	11,202,999	10,960,264
thereof investments in equity method investees	243,452	0	0
Segment Reporting Information Expenditures For Additions To Long Lived Assets And Investments	524,330	422,537	497,612
Exclusion of non-cash acquisitions	122,847		22,542
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	3,923,301	3,635,373	3,606,270
Inter - segment revenue	88,965	77,856	82,283
Segment revenue	4,012,266	3,713,229	3,688,553
Segment depreciation and amortization	(207,072)	(183,405)	(169,999)
Operating income	677,630	636,665	616,034
Segment assets	4,787,479	4,253,058	3,557,247
thereof investments in equity method investees	6,921	5,795	4,396
Segment Reporting Information Expenditures For Additions To Long Lived Assets And Investments	608,263	338,000	358,930
Exclusion of non-cash acquisitions	32,935	4,151	24,710
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	452	604	652
Inter - segment revenue	(94,384)	(80,608)	(84,383)
Segment revenue	(93,932)	(80,004)	(83,731)
Segment depreciation and amortization	(9,090)	(8,895)	(7,372)
Operating income	(139,476)	(130,838)	(111,775)
Segment assets	586,687	365,258	402,165
thereof investments in equity method investees	0	0	0
Segment Reporting Information Expenditures For Additions To Long Lived Assets And Investments	155,374	1,182	107,287
Exclusion of non-cash acquisitions	$ 2,125

Business Segment Information (Details 1) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operations, By Geographic Regions [Line Items]
Net revenue external customers	$ 12,053,490	$ 11,247,477	$ 10,612,323
Long-lived assets	11,847,580	11,023,473	10,611,329
Germany [Member]
Operations, By Geographic Regions [Line Items]
Net revenue external customers	374,883	358,060	350,995
Long-lived assets	471,537	350,194	306,963
North America [Member]
Operations, By Geographic Regions [Line Items]
Net revenue external customers	8,129,737	7,611,500	7,005,401
Long-lived assets	9,236,166	8,864,165	8,706,790
Rest of the World [Member]
Operations, By Geographic Regions [Line Items]
Net revenue external customers	3,548,870	3,277,917	3,255,927
Long-lived assets	$ 2,139,877	$ 1,809,114	$ 1,597,576

Supplementary Cash Flow Information (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplementary cash flow information:
Cash paid for interest	$ 264,525	$ 332,731	$ 357,295
Cash paid for income taxes, net of tax refund	520,766	425,945	343,224
Cash inflow for income taxes from stock option exercises	13,313	8,123	7,132
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(668,198)	(241,745)	(129,711)
Liabilities assumed	102,698	20,574	9,858
Noncontrolling interest	36,141	35,448	(3,706)
Notes assumed in connection with acquisition	31,666	4,151	2,490
Cash paid	(497,693)	(181,572)	(121,069)
Less cash acquired	16,318	7,059	714
Net cash paid for acquisitions	$ (481,375)	$ (174,513)	$ (120,355)

Supplemental Condensed Combining Information (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Consolidated Statements of Income
Cost of revenue	$ 7,908,769	$ 7,415,965	$ 6,983,475
Profit	4,144,721	3,831,512	3,628,848
Selling, general and administrative	2,124,384	1,982,106	1,876,177
Research and development	96,532	93,810	80,239
Operating income	1,923,805	1,755,596	1,672,432
Income before income taxes	1,643,741	1,455,633	1,335,690
Income tax expense	578,345	490,413	475,702
Net Income	1,065,396	965,220	859,988
Net income attributable to Noncontrolling interest	86,879	74,082	42,381
Income attributable to the Company	978,517	891,138	817,607
Current assets:
Cash and cash equivalents	522,870	301,225	221,584	244,690
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,573,258	2,285,909
Accounts receivable from related parties	113,976	272,886
Inventories	809,097	821,654
Prepaid expenses and other current assets	783,231	729,306
Deferred tax asset, current	350,162	316,820
Current assets	5,152,594	4,727,800
Property, plant and equipment, net	2,527,292	2,419,570
Intangible assets	692,544	859,195
Goodwill	8,140,468	7,511,434	7,309,910
Deferred tax asset, non-current	93,168	64,749
Other assets	238,222	232,772
Total assets	17,094,661	15,821,315
Current liabilities:
Accounts payable	420,637	362,407
Accounts payable to related parties	121,887	277,429
Accrued expenses and other current liabilities	1,537,423	1,335,553
Short-term borrowings and other financial liabilities	670,671	316,344
Short Term Borrowings Due To Related Parties Current	9,683	10,440
Current portion of long-term debt and capital lease obligations	263,982	157,634
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	625,549	0
Income tax payable, current	117,542	116,978
Deferred tax liability, current	22,349	32,930
Current liabilities	3,789,723	2,609,715
Total long-term debt less current maturities	4,309,676	4,427,921
Other liabilities	294,015	307,112
Pension liabilities	190,150	147,327
Income tax payable, non-current	200,581	215,921
Deferred tax liability, non-current	506,896	427,530
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries	0	656,096
Liabilities	9,291,041	8,791,622
Noncontrolling interests subject to put provisions	279,709	231,303
Company shareholders' equity	7,377,258	6,675,287
Noncontrolling interests not subject to put provisions	146,653	123,103
Equity	7,523,911	6,798,390	5,960,620	5,566,904
Liabilities and equity	17,094,661	15,821,315
Total [Member]
Consolidated Statements of Income
Net revenues	12,053,490	11,247,477	10,612,323
Cost of revenue	7,908,769	7,415,965	6,983,475
Profit	4,144,721	3,831,512	3,628,848
Selling, general and administrative	2,124,384	1,982,106	1,876,177
Research and development	96,532	93,810	80,239
Operating income	1,923,805	1,755,596	1,672,432
Interest, net	280,064	299,963	336,742
Other, net	0	0	0
Income before income taxes	1,643,741	1,455,633	1,335,690
Income tax expense	578,345	490,413	475,702
Net Income	1,065,396	965,220	859,988
Net income attributable to Noncontrolling interest	86,879	74,082	42,381
Income attributable to the Company	978,517	891,138	817,607
Current assets:
Cash and cash equivalents	522,870	301,225	221,584	244,690
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,573,258	2,285,909
Accounts receivable from related parties	113,976	272,886
Inventories	809,097	821,654
Prepaid expenses and other current assets	783,231	729,306
Deferred tax asset, current	350,162	316,820
Current assets	5,152,594	4,727,800
Property, plant and equipment, net	2,527,292	2,419,570
Intangible assets	692,544	859,195
Goodwill	8,140,468	7,511,434
Deferred tax asset, non-current	93,168	64,749
Other assets	488,595	238,567
Total assets	17,094,661	15,821,315
Current liabilities:
Accounts payable	420,637	362,407
Accounts payable to related parties	121,887	277,429
Accrued expenses and other current liabilities	1,537,423	1,335,553
Short-term borrowings and other financial liabilities	670,671	316,344
Short Term Borrowings Due To Related Parties Current	9,683	10,440
Current portion of long-term debt and capital lease obligations	263,982	157,634
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	625,549
Income tax payable, current	117,542	116,978
Deferred tax liability, current	22,349	32,930
Current liabilities	3,789,723	2,609,715
Total long-term debt less current maturities	4,309,676	4,427,921
Long term borrowings from related parties	0	0
Other liabilities	294,015	307,112
Pension liabilities	190,150	147,327
Income tax payable, non-current	200,581	215,921
Deferred tax liability, non-current	506,896	427,530
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries		656,096
Liabilities	9,291,041	8,791,622
Noncontrolling interests subject to put provisions	279,709	231,303
Company shareholders' equity	7,377,258	6,675,287
Noncontrolling interests not subject to put provisions	146,653	123,103
Equity	7,523,911	6,798,390
Liabilities and equity	17,094,661	15,821,315
FMC Finance III [Member]
Consolidated Statements of Income
Net revenues	0	0	0
Cost of revenue	0	0	0
Profit	0	0	0
Selling, general and administrative	31	28	93
Research and development	0	0	0
Operating income	(31)	(28)	(93)
Interest, net	(719)	(720)	(721)
Other, net	0	0	0
Income before income taxes	688	692	628
Income tax expense	196	197	185
Net Income	492	495	443
Net income attributable to Noncontrolling interest	0	0	0
Income attributable to the Company	492	495	443
Current assets:
Cash and cash equivalents	123	108	23	44
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	0	0
Accounts receivable from related parties	16,542	16,543
Inventories	0	0
Prepaid expenses and other current assets	1	1
Deferred tax asset, current	0	0
Current assets	16,666	16,652
Property, plant and equipment, net	0	0
Intangible assets	0	0
Goodwill	0	0
Deferred tax asset, non-current	0	0
Other assets	494,231	493,344
Total assets	510,897	509,996
Current liabilities:
Accounts payable	0	4
Accounts payable to related parties	229	200
Accrued expenses and other current liabilities	15,866	15,868
Short-term borrowings and other financial liabilities	0	0
Short Term Borrowings Due To Related Parties Current	0	0
Current portion of long-term debt and capital lease obligations	0	0
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0
Income tax payable, current	24	30
Deferred tax liability, current	0	0
Current liabilities	16,119	16,102
Total long-term debt less current maturities	494,231	493,344
Long term borrowings from related parties	0	0
Other liabilities	0	0
Pension liabilities	0	0
Income tax payable, non-current	0	0
Deferred tax liability, non-current	0	0
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries		0
Liabilities	510,350	509,446
Noncontrolling interests subject to put provisions	0	0
Company shareholders' equity	547	550
Noncontrolling interests not subject to put provisions	0	0
Equity	547	550
Liabilities and equity	510,897	509,996
FMC Finance VI [Member]
Consolidated Statements of Income
Net revenues	0
Cost of revenue	0
Profit	0
Selling, general and administrative	39
Research and development	0
Operating income	(39)
Interest, net	(545)
Other, net	0
Income before income taxes	506
Income tax expense	143
Net Income	363
Net income attributable to Noncontrolling interest	0
Income attributable to the Company	363
Current assets:
Cash and cash equivalents	7
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	0
Accounts receivable from related parties	8,971
Inventories	0
Prepaid expenses and other current assets	1
Deferred tax asset, current	0
Current assets	8,979
Property, plant and equipment, net	0
Intangible assets	0
Goodwill	0
Deferred tax asset, non-current	0
Other assets	330,215
Total assets	339,194
Current liabilities:
Accounts payable	0
Accounts payable to related parties	0
Accrued expenses and other current liabilities	8,457
Short-term borrowings and other financial liabilities	0
Short Term Borrowings Due To Related Parties Current	0
Current portion of long-term debt and capital lease obligations	0
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0
Income tax payable, current	144
Deferred tax liability, current	0
Current liabilities	8,601
Total long-term debt less current maturities	330,215
Long term borrowings from related parties	0
Other liabilities	0
Pension liabilities	0
Income tax payable, non-current	0
Deferred tax liability, non-current	0
Liabilities	338,816
Noncontrolling interests subject to put provisions	0
Company shareholders' equity	378
Noncontrolling interests not subject to put provisions	0
Equity	378
Liabilities and equity	339,194
Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Net revenues	0	0	0
Cost of revenue	0	0	0
Profit	0	0	0
Selling, general and administrative	113,176	87,774	49,245
Research and development	0	0	0
Operating income	(113,176)	(87,774)	(49,245)
Interest, net	39,113	35,184	13,597
Other, net	(1,200,299)	(1,032,515)	(945,938)
Income before income taxes	1,048,010	909,557	883,096
Income tax expense	69,493	18,419	65,489
Net Income	978,517	891,138	817,607
Net income attributable to Noncontrolling interest	0	0	0
Income attributable to the Company	978,517	891,138	817,607
Current assets:
Cash and cash equivalents	147,177	24	0	0
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	0	0
Accounts receivable from related parties	2,418,066	1,837,748
Inventories	0	0
Prepaid expenses and other current assets	111,594	110,117
Deferred tax asset, current	14,221	0
Current assets	2,691,058	1,947,889
Property, plant and equipment, net	390	266
Intangible assets	428	622
Goodwill	0	0
Deferred tax asset, non-current	9,463	0
Other assets	7,201,295	7,001,455
Total assets	9,902,634	8,950,232
Current liabilities:
Accounts payable	5,738	217
Accounts payable to related parties	952,141	867,147
Accrued expenses and other current liabilities	122,000	42,304
Short-term borrowings and other financial liabilities	121	130
Short Term Borrowings Due To Related Parties Current	0	0
Current portion of long-term debt and capital lease obligations	106,862	0
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0
Income tax payable, current	54,366	32,342
Deferred tax liability, current	0	2,569
Current liabilities	1,241,228	944,709
Total long-term debt less current maturities	870,348	1,063,346
Long term borrowings from related parties	334,428	4,543
Other liabilities	73,382	105,810
Pension liabilities	4,933	3,702
Income tax payable, non-current	1,057	1,139
Deferred tax liability, non-current	0	6,051
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries		0
Liabilities	2,525,376	2,129,300
Noncontrolling interests subject to put provisions	0	0
Company shareholders' equity	7,377,258	6,820,932
Noncontrolling interests not subject to put provisions	0	0
Equity	7,377,258	6,820,932
Liabilities and equity	9,902,634	8,950,232
D GmbH [Member]
Consolidated Statements of Income
Net revenues	1,587,720	1,521,831	1,745,311
Cost of revenue	1,022,617	997,257	1,082,077
Profit	565,103	524,574	663,234
Selling, general and administrative	158,538	173,215	208,299
Research and development	62,435	64,911	55,448
Operating income	344,130	286,448	399,487
Interest, net	2,388	6,070	14,565
Other, net	210,649	190,345	255,501
Income before income taxes	131,093	90,033	129,421
Income tax expense	99,957	86,728	114,279
Net Income	31,136	3,305	15,142
Net income attributable to Noncontrolling interest	0	0	0
Income attributable to the Company	31,136	3,305	15,142
Current assets:
Cash and cash equivalents	225	194	44	45
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	157,755	158,089
Accounts receivable from related parties	667,484	628,819
Inventories	184,948	202,837
Prepaid expenses and other current assets	11,341	16,072
Deferred tax asset, current	0	0
Current assets	1,021,753	1,006,011
Property, plant and equipment, net	168,939	191,445
Intangible assets	65,684	50,263
Goodwill	65,315	3,508
Deferred tax asset, non-current	4,693	0
Other assets	644,523	1,193,451
Total assets	1,970,907	2,444,678
Current liabilities:
Accounts payable	22,387	19,131
Accounts payable to related parties	670,613	600,951
Accrued expenses and other current liabilities	94,978	98,966
Short-term borrowings and other financial liabilities	0	0
Short Term Borrowings Due To Related Parties Current	0	0
Current portion of long-term debt and capital lease obligations	0	0
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0
Income tax payable, current	0	0
Deferred tax liability, current	5,513	8,692
Current liabilities	793,491	727,740
Total long-term debt less current maturities	0	0
Long term borrowings from related parties	208,368	226,936
Other liabilities	11,241	7,693
Pension liabilities	143,362	114,666
Income tax payable, non-current	0	0
Deferred tax liability, non-current	0	3,110
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries		0
Liabilities	1,156,462	1,080,145
Noncontrolling interests subject to put provisions	0	0
Company shareholders' equity	814,445	1,364,533
Noncontrolling interests not subject to put provisions	0	0
Equity	814,445	1,364,533
Liabilities and equity	1,970,907	2,444,678
FMCH [Member]
Consolidated Statements of Income
Net revenues	0	0	0
Cost of revenue	0	0	0
Profit	0	0	0
Selling, general and administrative	20,158	(19,877)	(5,503)
Research and development	0	0	0
Operating income	(20,158)	19,877	5,503
Interest, net	56,047	56,269	79,688
Other, net	(664,020)	(560,286)	(568,804)
Income before income taxes	587,815	523,894	494,619
Income tax expense	(30,025)	(14,338)	(29,118)
Net Income	617,840	538,232	523,737
Net income attributable to Noncontrolling interest	0	0	0
Income attributable to the Company	617,840	538,232	523,737
Current assets:
Cash and cash equivalents	0	0	0	0
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	0	0
Accounts receivable from related parties	441,601	539,867
Inventories	0	0
Prepaid expenses and other current assets	50	50
Deferred tax asset, current	0	0
Current assets	441,651	539,917
Property, plant and equipment, net	0	0
Intangible assets	0	0
Goodwill	0	0
Deferred tax asset, non-current	0	0
Other assets	9,320,731	8,910,859
Total assets	9,762,382	9,450,776
Current liabilities:
Accounts payable	0	0
Accounts payable to related parties	1,538,658	1,500,829
Accrued expenses and other current liabilities	2,054	791
Short-term borrowings and other financial liabilities	0	0
Short Term Borrowings Due To Related Parties Current	0	0
Current portion of long-term debt and capital lease obligations	101,145	133,866
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0
Income tax payable, current	0	0
Deferred tax liability, current	0	0
Current liabilities	1,641,857	1,635,486
Total long-term debt less current maturities	1,357,745	1,576,242
Long term borrowings from related parties	494,231	493,344
Other liabilities	0	0
Pension liabilities	0	0
Income tax payable, non-current	0	0
Deferred tax liability, non-current	0	0
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries		0
Liabilities	3,493,833	3,705,072
Noncontrolling interests subject to put provisions	0	0
Company shareholders' equity	6,268,549	5,745,704
Noncontrolling interests not subject to put provisions	0	0
Equity	6,268,549	5,745,704
Liabilities and equity	9,762,382	9,450,776
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenues	12,744,881	12,041,002	11,218,494
Cost of revenue	9,148,969	8,734,160	8,215,977
Profit	3,595,912	3,306,842	3,002,517
Selling, general and administrative	1,843,202	1,753,586	1,600,385
Research and development	34,097	28,899	24,791
Operating income	1,718,613	1,524,357	1,377,341
Interest, net	192,183	231,559	260,600
Other, net	0	0	0
Income before income taxes	1,526,430	1,292,798	1,116,741
Income tax expense	634,911	518,329	376,169
Net Income	891,519	774,469	740,572
Net income attributable to Noncontrolling interest	0	0	0
Income attributable to the Company	891,519	774,469	740,572
Current assets:
Cash and cash equivalents	342,394	286,205	221,003	244,601
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,415,503	2,128,308
Accounts receivable from related parties	2,817,556	2,600,656
Inventories	711,053	701,429
Prepaid expenses and other current assets	662,187	608,990
Deferred tax asset, current	317,644	294,214
Current assets	7,266,337	6,619,802
Property, plant and equipment, net	2,458,364	2,322,145
Intangible assets	626,432	808,310
Goodwill	8,075,153	7,507,926
Deferred tax asset, non-current	121,875	91,346
Other assets	(6,911,510)	(6,023,422)
Total assets	11,636,651	11,326,107
Current liabilities:
Accounts payable	392,512	343,055
Accounts payable to related parties	3,210,393	2,672,902
Accrued expenses and other current liabilities	1,284,105	1,178,644
Short-term borrowings and other financial liabilities	670,550	316,214
Short Term Borrowings Due To Related Parties Current	2,004	2,161
Current portion of long-term debt and capital lease obligations	55,975	23,768
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	625,549
Income tax payable, current	62,360	83,958
Deferred tax liability, current	27,143	24,288
Current liabilities	6,330,591	4,644,990
Total long-term debt less current maturities	3,739,390	4,096,766
Long term borrowings from related parties	400,883	430,743
Other liabilities	184,542	170,121
Pension liabilities	41,855	28,959
Income tax payable, non-current	75,055	100,917
Deferred tax liability, non-current	522,521	428,448
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries		656,096
Liabilities	11,294,837	10,557,040
Noncontrolling interests subject to put provisions	279,709	231,303
Company shareholders' equity	(84,548)	414,661
Noncontrolling interests not subject to put provisions	146,653	123,103
Equity	62,105	537,764
Liabilities and equity	11,636,651	11,326,107
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenues	(2,279,111)	(2,315,356)	(2,351,482)
Cost of revenue	(2,262,817)	(2,315,452)	(2,314,579)
Profit	(16,294)	96	(36,903)
Selling, general and administrative	(10,760)	(12,620)	23,658
Research and development	0	0	0
Operating income	(5,534)	12,716	(60,561)
Interest, net	(8,403)	(28,399)	(30,987)
Other, net	1,653,670	1,402,456	1,259,241
Income before income taxes	(1,650,801)	(1,361,341)	(1,288,815)
Income tax expense	(196,330)	(118,922)	(51,302)
Net Income	(1,454,471)	(1,242,419)	(1,237,513)
Net income attributable to Noncontrolling interest	86,879	74,082	42,381
Income attributable to the Company	(1,541,350)	(1,316,501)	(1,279,894)
Current assets:
Cash and cash equivalents	32,944	14,694	514	0
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	0	(488)
Accounts receivable from related parties	(6,256,244)	(5,350,747)
Inventories	(86,904)	(82,612)
Prepaid expenses and other current assets	(1,943)	(5,924)
Deferred tax asset, current	18,297	22,606
Current assets	(6,293,850)	(5,402,471)
Property, plant and equipment, net	(100,401)	(94,286)
Intangible assets	0	0
Goodwill	0	0
Deferred tax asset, non-current	(42,863)	(26,597)
Other assets	(10,590,890)	(11,337,120)
Total assets	(17,028,004)	(16,860,474)
Current liabilities:
Accounts payable	0	0
Accounts payable to related parties	(6,250,147)	(5,364,600)
Accrued expenses and other current liabilities	9,963	(1,020)
Short-term borrowings and other financial liabilities	0	0
Short Term Borrowings Due To Related Parties Current	7,679	8,279
Current portion of long-term debt and capital lease obligations	0	0
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0
Income tax payable, current	648	648
Deferred tax liability, current	(10,307)	(2,619)
Current liabilities	(6,242,164)	(5,359,312)
Total long-term debt less current maturities	(2,482,253)	(2,801,777)
Long term borrowings from related parties	(1,437,910)	(1,155,566)
Other liabilities	24,850	23,488
Pension liabilities	0	0
Income tax payable, non-current	124,469	113,865
Deferred tax liability, non-current	(15,625)	(10,079)
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries		0
Liabilities	(10,028,633)	(9,189,381)
Noncontrolling interests subject to put provisions	0	0
Company shareholders' equity	(6,999,371)	(7,671,093)
Noncontrolling interests not subject to put provisions	0	0
Equity	(6,999,371)	(7,671,093)
Liabilities and equity	$ (17,028,004)	$ (16,860,474)

Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Activities:
Net Income	$ 1,065,396	$ 965,220	$ 859,988
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	503,224	457,085	415,671
Change in deferred taxes, net	14,687	22,002	133,047
Stock Option Compensation Expense	27,981	33,746	31,879
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(300,274)	(41,994)	(241,967)
Inventories, net	18,326	(88,933)	(94,112)
Prepaid expenses, other current and non-current assets	(60,305)	(147,105)	(84,089)
Accounts payable, accrued expenses and other current and non-current liabilities	124,279	71,092	(17,040)
Income tax payable	(9,634)	73,164	1,833
Cash provided by (used in) operating activities	1,368,125	1,338,617	1,016,398
Investing Activities:
Purchases of property, plant and equipment	(523,629)	(573,606)	(687,356)
Proceeds from sale of property, plant and equipment	16,108	11,730	13,846
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(764,338)	(188,113)	(276,473)
Proceeds from divestitures	146,835	51,965	58,582
Cash (used in) provided by investing activities	(1,125,024)	(698,024)	(891,401)
Financing Activities:
Increase (decrease) of accounts receivable securitization program	296,000	(325,000)	454,000
Proceeds from exercise of stock options	109,518	72,394	43,887
Payment of dividends [N]	(231,967)	(231,940)	(252,395)
Distributions to Noncontrolling interests	(111,550)	(68,004)	(38,592)
Contributions from Noncontrolling interests	26,416	12,699	0
Cash provided by (used in) financing activities	(14,717)	(558,127)	(156,058)
Effect of exchange rate changes on cash and cash equivalents	(6,739)	(2,825)	7,955
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	221,645	79,641	(23,106)
Cash and cash equivalents at beginning of period	301,225	221,584	244,690
Cash and cash equivalents at end of period	522,870	301,225	221,584
Total [Member]
Operating Activities:
Net Income	1,065,396	965,220	859,988
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	0	0	0
Depreciation and amortization	503,224	457,085	415,671
Change in deferred taxes, net	14,687	22,002	133,047
(Gain) loss on sale of fixed assets and investments	(6,516)	58	(21,064)
Loss (gain) on investments	0	0
Write-off of loans from related parties		0	0
Stock Option Compensation Expense	27,981	33,746	31,879
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(300,274)	(41,994)	(241,967)
Inventories, net	18,326	(88,933)	(94,112)
Prepaid expenses, other current and non-current assets	(60,305)	(147,105)	(84,089)
Accounts receivable from/payable to related parties	9,039	5,718	(32,252)
Accounts payable, accrued expenses and other current and non-current liabilities	124,279	71,092	(17,040)
Income tax payable	(9,634)	73,164	1,833
Cash provided by (used in) operating activities	1,368,125	1,338,617	1,016,398
Investing Activities:
Purchases of property, plant and equipment	(523,629)	(573,606)	(687,356)
Proceeds from sale of property, plant and equipment	16,108	11,730	13,846
Disbursements of loans to related parties	0	0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(764,338)	(188,113)	(276,473)
Proceeds from divestitures	146,835	51,965	58,582
Cash (used in) provided by investing activities	(1,125,024)	(698,024)	(891,401)
Financing Activities:
Short-term borrowings, net	22,461	(161,575)	(8,038)
Long-term debt and capital lease obligations, net	(125,595)	143,299	(354,920)
Increase (decrease) of accounts receivable securitization program	296,000	(325,000)	454,000
Proceeds from exercise of stock options	109,518	72,394	43,887
Payment of dividends [N]	(231,967)	(231,940)	(252,395)
Capital (decrease) increase	0	0	0
Distributions to Noncontrolling interests	(111,550)	(68,004)	(38,592)
Contributions from Noncontrolling interests	26,416	12,699
Cash provided by (used in) financing activities	(14,717)	(558,127)	(156,058)
Effect of exchange rate changes on cash and cash equivalents	(6,739)	(2,825)	7,955
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	221,645	79,641	(23,106)
Cash and cash equivalents at beginning of period	301,225	221,584	244,690
Cash and cash equivalents at end of period	522,870	301,225	221,584
FMC Finance III [Member]
Operating Activities:
Net Income	492	495	443
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	0	0	0
Depreciation and amortization	0	0	0
Change in deferred taxes, net	0	0	0
(Gain) loss on sale of fixed assets and investments	0	0	0
Loss (gain) on investments	0	0
Write-off of loans from related parties		0	0
Stock Option Compensation Expense	0	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	0	0	0
Inventories, net	0	0	0
Prepaid expenses, other current and non-current assets	0	0	0
Accounts receivable from/payable to related parties	(30)	(208)	(899)
Accounts payable, accrued expenses and other current and non-current liabilities	(6)	(15)	(1,237)
Income tax payable	(6)	(160)	96
Cash provided by (used in) operating activities	510	528	201
Investing Activities:
Purchases of property, plant and equipment	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0
Disbursements of loans to related parties	0	0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	0	0	0
Proceeds from divestitures	0	0	0
Cash (used in) provided by investing activities	0	0	0
Financing Activities:
Short-term borrowings, net	0	0	0
Long-term debt and capital lease obligations, net	0	0	0
Increase (decrease) of accounts receivable securitization program	0	0	0
Proceeds from exercise of stock options	0	0	0
Payment of dividends [N]	(495)	(443)	(222)
Capital (decrease) increase	0	0	0
Distributions to Noncontrolling interests	0	0	0
Contributions from Noncontrolling interests	0	0
Cash provided by (used in) financing activities	(495)	(443)	(222)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	15	85	(21)
Cash and cash equivalents at beginning of period	108	23	44
Cash and cash equivalents at end of period	123	108	23
FMC Finance VI [Member]
Operating Activities:
Net Income	363
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	0
Depreciation and amortization	0
Change in deferred taxes, net	0
(Gain) loss on sale of fixed assets and investments	0
Loss (gain) on investments	0
Stock Option Compensation Expense	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	0
Inventories, net	0
Prepaid expenses, other current and non-current assets	0
Accounts receivable from/payable to related parties	8,901
Accounts payable, accrued expenses and other current and non-current liabilities	8,365
Income tax payable	143
Cash provided by (used in) operating activities	(30)
Investing Activities:
Purchases of property, plant and equipment	0
Proceeds from sale of property, plant and equipment	0
Disbursements of loans to related parties	(327,045)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	0
Proceeds from divestitures	0
Cash (used in) provided by investing activities	(327,045)
Financing Activities:
Short-term borrowings, net	0
Long-term debt and capital lease obligations, net	327,045
Increase (decrease) of accounts receivable securitization program	0
Proceeds from exercise of stock options	0
Payment of dividends [N]	0
Capital (decrease) increase	0
Distributions to Noncontrolling interests	0
Contributions from Noncontrolling interests	0
Cash provided by (used in) financing activities	327,045
Effect of exchange rate changes on cash and cash equivalents	(4)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(34)
Cash and cash equivalents at end of period	7
Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income	978,517	891,138	817,607
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(683,735)	(635,395)	(462,412)
Depreciation and amortization	1,452	1,470	1,472
Change in deferred taxes, net	(9,645)	23,191	(7,951)
(Gain) loss on sale of fixed assets and investments	(18)	0	(422)
Loss (gain) on investments	883	7,063
Write-off of loans from related parties		50	(17,727)
Stock Option Compensation Expense	27,981	33,746	31,879
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	0	0	0
Inventories, net	0	0	0
Prepaid expenses, other current and non-current assets	(355)	(37,138)	(32,757)
Accounts receivable from/payable to related parties	(76,758)	388,546	318,373
Accounts payable, accrued expenses and other current and non-current liabilities	31,784	16,210	1,140
Income tax payable	24,179	(23,961)	(49,994)
Cash provided by (used in) operating activities	447,801	(112,172)	(37,538)
Investing Activities:
Purchases of property, plant and equipment	(340)	(152)	(186)
Proceeds from sale of property, plant and equipment	30	0	16
Disbursements of loans to related parties	227,151	(7,270)	(123,908)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(273,710)	(11,841)	(36,148)
Proceeds from divestitures	132,823	13,380	0
Cash (used in) provided by investing activities	85,954	(5,883)	(160,226)
Financing Activities:
Short-term borrowings, net	0	(95,795)	36,847
Long-term debt and capital lease obligations, net	(146,443)	396,013	366,231
Increase (decrease) of accounts receivable securitization program	0	0	0
Proceeds from exercise of stock options	96,204	64,271	36,755
Payment of dividends [N]	(231,967)	(231,940)	(252,395)
Capital (decrease) increase	0	0	0
Distributions to Noncontrolling interests	0	0	0
Contributions from Noncontrolling interests	0	0
Cash provided by (used in) financing activities	(282,206)	132,549	187,438
Effect of exchange rate changes on cash and cash equivalents	(104,396)	(14,470)	10,326
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	147,153	24	0
Cash and cash equivalents at beginning of period	24	0	0
Cash and cash equivalents at end of period	147,177	24	0
D GmbH [Member]
Operating Activities:
Net Income	31,136	3,305	15,142
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	0	0	0
Depreciation and amortization	47,161	38,029	40,895
Change in deferred taxes, net	(2,636)	4,707	3,169
(Gain) loss on sale of fixed assets and investments	155	411	(55)
Loss (gain) on investments	28	0
Write-off of loans from related parties		0	0
Stock Option Compensation Expense	0	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(11,037)	(13,874)	(34,889)
Inventories, net	6,063	(27,435)	(27,549)
Prepaid expenses, other current and non-current assets	804	9,921	(25,384)
Accounts receivable from/payable to related parties	(105,072)	(7,308)	(43,853)
Accounts payable, accrued expenses and other current and non-current liabilities	22,268	12,731	22,438
Income tax payable	0	0	0
Cash provided by (used in) operating activities	199,014	35,103	37,620
Investing Activities:
Purchases of property, plant and equipment	(31,749)	(65,684)	(77,381)
Proceeds from sale of property, plant and equipment	1,099	731	1,348
Disbursements of loans to related parties	180	178	177
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(19,881)	(1,900)	(39,721)
Proceeds from divestitures	0	0	0
Cash (used in) provided by investing activities	(50,351)	(66,675)	(115,577)
Financing Activities:
Short-term borrowings, net	(148,617)	31,716	78,179
Long-term debt and capital lease obligations, net	0	0	(221)
Increase (decrease) of accounts receivable securitization program	0	0	0
Proceeds from exercise of stock options	0	0	0
Payment of dividends [N]	0	0	0
Capital (decrease) increase	0	0	0
Distributions to Noncontrolling interests	0	0	0
Contributions from Noncontrolling interests	0	0
Cash provided by (used in) financing activities	(148,617)	31,716	77,958
Effect of exchange rate changes on cash and cash equivalents	(15)	6	(2)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	31	150	(1)
Cash and cash equivalents at beginning of period	194	44	45
Cash and cash equivalents at end of period	225	194	44
FMCH [Member]
Operating Activities:
Net Income	617,840	538,232	523,737
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(664,020)	(560,286)	(568,804)
Depreciation and amortization	888	888	888
Change in deferred taxes, net	0	0	0
(Gain) loss on sale of fixed assets and investments	0	0	0
Loss (gain) on investments	0	0
Write-off of loans from related parties		0	0
Stock Option Compensation Expense	0	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	0	0	0
Inventories, net	0	0	0
Prepaid expenses, other current and non-current assets	10,725	(18,344)	(3,964)
Accounts receivable from/payable to related parties	(34,394)	(39,091)	(34,620)
Accounts payable, accrued expenses and other current and non-current liabilities	1,263	(1,149)	(4,538)
Income tax payable	(30,025)	(14,338)	(29,118)
Cash provided by (used in) operating activities	(28,935)	(15,906)	(47,179)
Investing Activities:
Purchases of property, plant and equipment	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0
Disbursements of loans to related parties	314,665	17,240	164,746
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	0	0	0
Proceeds from divestitures	0	0	0
Cash (used in) provided by investing activities	314,665	17,240	164,746
Financing Activities:
Short-term borrowings, net	0	0	0
Long-term debt and capital lease obligations, net	(285,730)	(1,334)	(117,567)
Increase (decrease) of accounts receivable securitization program	0	0	0
Proceeds from exercise of stock options	0	0	0
Payment of dividends [N]	0	0	0
Capital (decrease) increase	0	0	0
Distributions to Noncontrolling interests	0	0	0
Contributions from Noncontrolling interests	0	0
Cash provided by (used in) financing activities	(285,730)	(1,334)	(117,567)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income	891,519	774,469	740,572
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	0	0	0
Depreciation and amortization	476,647	439,196	393,558
Change in deferred taxes, net	30,710	(15,491)	97,726
(Gain) loss on sale of fixed assets and investments	(6,653)	(353)	(21,009)
Loss (gain) on investments	225	0
Write-off of loans from related parties		0	0
Stock Option Compensation Expense	0	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(289,237)	(28,120)	(207,078)
Inventories, net	7,082	(49,213)	(82,328)
Prepaid expenses, other current and non-current assets	(70,862)	(93,954)	(30,156)
Accounts receivable from/payable to related parties	319,995	(256,906)	(104,895)
Accounts payable, accrued expenses and other current and non-current liabilities	56,439	38,065	(38,463)
Income tax payable	(21,344)	71,931	91,779
Cash provided by (used in) operating activities	754,531	1,393,436	1,049,496
Investing Activities:
Purchases of property, plant and equipment	(522,514)	(537,167)	(646,396)
Proceeds from sale of property, plant and equipment	14,979	10,999	12,482
Disbursements of loans to related parties	0	0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(614,049)	(185,878)	(186,477)
Proceeds from divestitures	14,245	1,965	58,582
Cash (used in) provided by investing activities	(1,107,339)	(710,081)	(761,809)
Financing Activities:
Short-term borrowings, net	171,078	10,943	(123,064)
Long-term debt and capital lease obligations, net	(235,418)	(261,528)	(644,378)
Increase (decrease) of accounts receivable securitization program	296,000	(325,000)	454,000
Proceeds from exercise of stock options	13,314	8,123	7,132
Payment of dividends [N]	(6,193)	(5,321)	163
Capital (decrease) increase	143,069	(1,874)	35,873
Distributions to Noncontrolling interests	(111,550)	(68,004)	(38,592)
Contributions from Noncontrolling interests	26,416	12,699
Cash provided by (used in) financing activities	296,716	(629,962)	(308,866)
Effect of exchange rate changes on cash and cash equivalents	97,628	11,590	(2,419)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	41,536	64,983	(23,598)
Cash and cash equivalents at beginning of period	286,205	221,003	244,601
Cash and cash equivalents at end of period	342,394	286,205	221,003
Combining Adjustment [Member]
Operating Activities:
Net Income	(1,454,471)	(1,242,419)	(1,237,513)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	1,347,755	1,195,681	1,031,216
Depreciation and amortization	(22,924)	(22,498)	(21,142)
Change in deferred taxes, net	(3,742)	9,595	40,103
(Gain) loss on sale of fixed assets and investments	0	0	422
Loss (gain) on investments	(1,136)	(7,063)
Write-off of loans from related parties		(50)	17,727
Stock Option Compensation Expense	0	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	0	0	0
Inventories, net	5,181	(12,285)	15,765
Prepaid expenses, other current and non-current assets	(617)	(7,590)	8,172
Accounts receivable from/payable to related parties	(103,603)	(79,315)	(166,358)
Accounts payable, accrued expenses and other current and non-current liabilities	4,166	5,250	3,620
Income tax payable	17,419	39,692	(10,930)
Cash provided by (used in) operating activities	(4,766)	37,628	13,798
Investing Activities:
Purchases of property, plant and equipment	30,974	29,397	36,607
Proceeds from sale of property, plant and equipment	0	0	0
Disbursements of loans to related parties	(214,951)	(10,148)	(41,015)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	143,302	11,506	(14,127)
Proceeds from divestitures	(233)	36,620	0
Cash (used in) provided by investing activities	(40,908)	67,375	(18,535)
Financing Activities:
Short-term borrowings, net	0	(108,439)	0
Long-term debt and capital lease obligations, net	214,951	10,148	41,015
Increase (decrease) of accounts receivable securitization program	0	0	0
Proceeds from exercise of stock options	0	0	0
Payment of dividends [N]	6,688	5,764	59
Capital (decrease) increase	(143,069)	1,874	(35,873)
Distributions to Noncontrolling interests	0	0	0
Contributions from Noncontrolling interests	0	0
Cash provided by (used in) financing activities	78,570	(90,653)	5,201
Effect of exchange rate changes on cash and cash equivalents	48	49	50
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	32,944	14,399	514
Cash and cash equivalents at beginning of period	14,694	514	0
Cash and cash equivalents at end of period	$ 32,944	$ 14,694	$ 514